UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2013

1.810671.109

COM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
QUALCOMM, Inc.	30,200	$ 2,222,116
COMPUTERS & PERIPHERALS - 78.7%
Computer Hardware - 42.9%
3D Systems Corp. (a)	95,500	7,177,780
Apple, Inc.	256,764	142,778,758
Avid Technology, Inc. (a)	681,700	6,033,045
Cray, Inc. (a)	512,500	12,202,625
Diebold, Inc.	370,000	12,628,100
Hewlett-Packard Co.	1,874,405	51,264,977
NCR Corp. (a)	642,200	22,444,890
Silicon Graphics International Corp. (a)(d)	331,700	4,418,244
Super Micro Computer, Inc. (a)	766,200	12,167,256
		271,115,675
Computer Storage & Peripherals - 35.8%
Datalink Corp. (a)	673,000	7,046,310
Electronics for Imaging, Inc. (a)	547,215	21,669,714
EMC Corp.	2,075,178	49,492,995
Fusion-io, Inc. (a)(d)	631,600	6,341,264
Imation Corp. (a)	919,300	4,017,341
Intevac, Inc. (a)	737,290	4,880,860
Lexmark International, Inc. Class A (d)	272,700	9,645,399
NetApp, Inc.	701,260	28,926,975
QLogic Corp. (a)	900,000	11,169,000
Quantum Corp. (a)	4,246,900	5,308,625
SanDisk Corp.	358,700	24,445,405
Seagate Technology	553,500	27,143,640
Western Digital Corp.	342,084	25,669,983
		225,757,511
TOTAL COMPUTERS & PERIPHERALS		496,873,186
ELECTRONIC EQUIPMENT & COMPONENTS - 1.1%
Electronic Components - 0.6%
InvenSense, Inc. (a)(d)	204,700	3,539,263
Electronic Manufacturing Services - 0.5%
Jabil Circuit, Inc.	157,300	3,188,471
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		6,727,734

	Shares	Value
INTERNET SOFTWARE & SERVICES - 4.0%
Internet Software & Services - 4.0%
Google, Inc. Class A (a)	11,800	$ 12,503,162
Yahoo!, Inc. (a)	345,100	12,761,798
		25,264,960
IT SERVICES - 14.4%
IT Consulting & Other Services - 14.4%
IBM Corp.	410,448	73,749,297
Teradata Corp. (a)	369,457	16,862,017
		90,611,314
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Synaptics, Inc. (a)	5,600	282,856
TOTAL COMMON STOCKS (Cost $495,088,218)		621,982,166
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.10% (b)	10,239,520	10,239,520
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,916,475	17,916,475
TOTAL MONEY MARKET FUNDS (Cost $28,155,995)		28,155,995
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $523,244,213)		650,138,161
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(18,802,929)
NET ASSETS - 100%		$ 631,335,232
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,872
Fidelity Securities Lending Cash Central Fund	278,737
Total	$ 286,609
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Novatel Wireless, Inc.	$ 3,909,971	$ 201,181	$ 4,157,799	$ -	$ -
Total	$ 3,909,971	$ 201,181	$ 4,157,799	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $526,578,326. Net unrealized appreciation aggregated $123,559,835, of which $146,955,964 related to appreciated investment securities and $23,396,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2013

1.810682.109

ELE-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$ 3
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	142,333	3,277,929
COMMUNICATIONS EQUIPMENT - 6.8%
Communications Equipment - 6.8%
Cisco Systems, Inc.	300,327	6,381,949
CommScope Holding Co., Inc.	87,600	1,409,484
F5 Networks, Inc. (a)	28,700	2,360,862
Juniper Networks, Inc. (a)	363,121	7,360,463
NETGEAR, Inc. (a)	117,000	3,756,870
Polycom, Inc. (a)	244,747	2,631,030
QUALCOMM, Inc.	370,061	27,229,088
Radware Ltd. (a)	225,508	3,833,636
Riverbed Technology, Inc. (a)	460,050	7,958,865
		62,922,247
COMPUTERS & PERIPHERALS - 3.1%
Computer Hardware - 1.5%
Apple, Inc.	25,668	14,273,205
Computer Storage & Peripherals - 1.6%
EMC Corp.	606,300	14,460,255
TOTAL COMPUTERS & PERIPHERALS		28,733,460
ELECTRONIC EQUIPMENT & COMPONENTS - 8.1%
Electronic Components - 2.0%
Aeroflex Holding Corp. (a)	1,663,756	11,230,353
Audience, Inc. (a)	74,900	756,490
Corning, Inc.	21,700	370,636
InvenSense, Inc. (a)(d)	357,820	6,186,708
		18,544,187
Electronic Manufacturing Services - 6.1%
Flextronics International Ltd. (a)	1,669,222	12,652,703
Jabil Circuit, Inc.	1,379,282	27,958,046
Multi-Fineline Electronix, Inc. (a)	16,036	226,428
Plexus Corp. (a)	18	727
TTM Technologies, Inc. (a)	1,584,354	15,368,234
		56,206,138
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		74,750,325
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Demand Media, Inc. (a)	519,550	2,862,721
Rackspace Hosting, Inc. (a)	37,100	1,417,591
		4,280,312

	Shares	Value
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.4%
EVERTEC, Inc.	175,420	$ 3,871,519
IT Consulting & Other Services - 0.4%
Teradata Corp. (a)	74,100	3,381,924
TOTAL IT SERVICES		7,253,443
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 74.7%
Semiconductor Equipment - 2.5%
GT Advanced Technologies, Inc. (a)(d)	382,210	3,749,480
Lam Research Corp. (a)	125,100	6,518,961
LTX-Credence Corp. (a)	503,351	3,634,194
Teradyne, Inc. (a)(d)	549,375	9,355,856
		23,258,491
Semiconductors - 72.2%
Altera Corp.	1,722,018	55,535,081
Analog Devices, Inc.	377,123	18,184,871
Applied Micro Circuits Corp. (a)	140,047	1,757,590
ARM Holdings PLC sponsored ADR	17	848
Avago Technologies Ltd.	132,562	5,929,498
Broadcom Corp. Class A	3,594,721	95,943,103
Cypress Semiconductor Corp.	1,437,885	13,933,106
Entropic Communications, Inc. (a)	623,452	3,092,322
EZchip Semiconductor Ltd. (a)	250,210	6,022,555
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,330,386	19,370,420
Inphi Corp. (a)	188,376	2,354,700
Intel Corp.	5,265,622	125,532,427
Intermolecular, Inc. (a)	427,290	2,435,553
Intersil Corp. Class A	2,956,582	31,103,243
LSI Corp.	3,257,536	26,288,316
Marvell Technology Group Ltd.	925,817	13,174,376
Maxim Integrated Products, Inc.	1,276,612	36,357,910
Micron Technology, Inc. (a)	1,345,959	28,399,735
Motech Industries, Inc. (a)	1	2
NVIDIA Corp.	1,323,706	20,649,814
NXP Semiconductors NV (a)	95,856	4,073,880
O2Micro International Ltd. sponsored ADR (a)	606,278	1,685,453
Omnivision Technologies, Inc. (a)	351,828	5,639,803
ON Semiconductor Corp. (a)	5,469,757	38,780,577
Pericom Semiconductor Corp. (a)	75,728	722,445
PMC-Sierra, Inc. (a)	2,471,862	14,831,172
RF Micro Devices, Inc. (a)	309,300	1,633,104
Samsung Electronics Co. Ltd.	11,800	16,659,453
Skyworks Solutions, Inc. (a)	894,399	23,782,069
Spansion, Inc. Class A (a)	521,637	6,463,082
Texas Instruments, Inc.	267,212	11,490,116
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Wolfson Microelectronics PLC (a)	1,379,029	$ 3,350,910
Xilinx, Inc.	741,550	32,947,067
		668,124,601
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		691,383,092
SOFTWARE - 1.3%
Application Software - 1.1%
BroadSoft, Inc. (a)	55,212	1,466,983
Citrix Systems, Inc. (a)	78,440	4,653,061
Nuance Communications, Inc. (a)	278,137	3,760,412
		9,880,456
Systems Software - 0.2%
Allot Communications Ltd. (a)	137,120	1,788,045
Check Point Software Technologies Ltd. (a)	400	24,744
		1,812,789
TOTAL SOFTWARE		11,693,245
TOTAL COMMON STOCKS (Cost $966,813,358)		884,294,056
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	38,451,636	$ 38,451,636
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	29,488,955	29,488,955
TOTAL MONEY MARKET FUNDS (Cost $67,940,591)		67,940,591
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,034,753,949)		952,234,647
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(27,425,239)
NET ASSETS - 100%		$ 924,809,408
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,795
Fidelity Securities Lending Cash Central Fund	329,192
Total	$ 362,987
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 884,294,056	$ 884,294,053	$ 3	$ -
Money Market Funds	67,940,591	67,940,591	-	-
Total Investments in Securities:	$ 952,234,647	$ 952,234,644	$ 3	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,050,289,370. Net unrealized depreciation aggregated $98,054,723, of which $37,762,496 related to appreciated investment securities and $135,817,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.860868.106

ACSF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BEVERAGES - 26.5%
Brewers - 3.6%
Ambev SA sponsored ADR	1,069,610	$ 8,086,252
Anheuser-Busch InBev SA NV	299,590	30,539,807
SABMiller PLC	959,484	49,502,216
		88,128,275
Distillers & Vintners - 6.6%
Diageo PLC sponsored ADR	424,126	54,148,166
Pernod Ricard SA (d)	445,401	50,492,744
Remy Cointreau SA	560,683	47,806,468
Treasury Wine Estates Ltd.	1,338,976	5,984,322
		158,431,700
Soft Drinks - 16.3%
Coca-Cola Bottling Co. Consolidated	89,298	6,063,334
Coca-Cola Central Japan Co. Ltd.	54,000	1,080,580
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	52,329	6,339,658
Coca-Cola Icecek A/S	388,162	11,139,455
Embotelladora Andina SA:
ADR	223,112	4,999,940
sponsored ADR	197,000	5,890,300
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	72,987	6,930,116
PepsiCo, Inc.	653,288	55,176,704
The Coca-Cola Co.	7,397,758	297,315,894
		394,935,981
TOTAL BEVERAGES		641,495,956
FOOD & STAPLES RETAILING - 19.3%
Drug Retail - 9.3%
CVS Caremark Corp.	2,974,473	199,170,712
Drogasil SA	882,000	6,427,255
Walgreen Co.	334,280	19,789,376
		225,387,343
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	51,459	1,320,438
Food Retail - 5.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	89,400	6,562,703
Fresh Market, Inc. (a)	113,746	4,630,600
Kroger Co.	2,871,018	119,865,002
Whole Foods Market, Inc.	41,000	2,320,600
		133,378,905
Hypermarkets & Super Centers - 4.4%
Wal-Mart Stores, Inc.	1,315,856	106,597,495
TOTAL FOOD & STAPLES RETAILING		466,684,181
FOOD PRODUCTS - 12.8%
Agricultural Products - 4.7%
Archer Daniels Midland Co.	1,047,263	42,152,336

	Shares	Value
Bunge Ltd.	832,413	$ 66,692,930
SLC Agricola SA	717,100	6,045,851
		114,891,117
Packaged Foods & Meats - 8.1%
Annie's, Inc. (a)(d)	111,615	5,128,709
Danone SA	148,731	10,808,077
Green Mountain Coffee Roasters, Inc. (d)	303,037	20,418,633
Hain Celestial Group, Inc. (a)	72,039	5,956,905
Kellogg Co.	336,108	20,381,589
Lindt & Spruengli AG	141	7,234,339
Mead Johnson Nutrition Co. Class A	629,316	53,183,495
Nestle SA	376,901	27,494,682
Orion Corp.	7,012	5,976,908
Ulker Biskuvi Sanayi A/S	776,525	6,378,029
Unilever NV (NY Reg.)	765,498	30,053,451
Want Want China Holdings Ltd.	1,511,000	2,237,493
		195,252,310
TOTAL FOOD PRODUCTS		310,143,427
HOUSEHOLD DURABLES - 0.2%
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	67,600	6,174,584
HOUSEHOLD PRODUCTS - 14.1%
Household Products - 14.1%
Colgate-Palmolive Co.	784,675	51,639,462
Procter & Gamble Co.	3,352,365	282,336,180
Svenska Cellulosa AB (SCA) (B Shares)	217,800	6,358,664
		340,334,306
PERSONAL PRODUCTS - 1.4%
Personal Products - 1.4%
Hengan International Group Co. Ltd.	506,000	6,376,766
Herbalife Ltd.	118,690	8,270,319
L'Oreal SA	73,300	12,265,745
Nu Skin Enterprises, Inc. Class A	51,567	6,592,325
		33,505,155
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Perrigo Co.	40,706	6,345,658
TOBACCO - 24.7%
Tobacco - 24.7%
Altria Group, Inc.	3,318,645	122,723,492
British American Tobacco PLC sponsored ADR (d)	3,377,645	359,144,993
Imperial Tobacco Group PLC	310,697	11,815,065
ITC Ltd.	1,620,070	8,318,570
Japan Tobacco, Inc.	261,300	8,825,203
Lorillard, Inc.	481,761	24,728,792
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	580,992	$ 49,698,056
Souza Cruz SA	1,101,800	11,106,503
		596,360,674
TOTAL COMMON STOCKS (Cost $1,724,863,986)		2,401,043,941
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.10% (b)	238	238
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	10,575,932	10,575,932
TOTAL MONEY MARKET FUNDS (Cost $10,576,170)		10,576,170
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,735,440,156)		2,411,620,111
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,516,476
NET ASSETS - 100%		$ 2,418,136,587
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,790
Fidelity Securities Lending Cash Central Fund	311,471
Total	$ 373,261
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,401,043,941	$ 2,343,009,452	$ 58,034,489	$ -
Money Market Funds	10,576,170	10,576,170	-	-
Total Investments in Securities:	$ 2,411,620,111	$ 2,353,585,622	$ 58,034,489	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,738,780,243. Net unrealized appreciation aggregated $672,839,868, of which $685,929,488 related to appreciated investment securities and $13,089,620 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

November 30, 2013

1.810694.109

FOO-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BEVERAGES - 26.5%
Brewers - 3.6%
Ambev SA sponsored ADR	1,069,610	$ 8,086,252
Anheuser-Busch InBev SA NV	299,590	30,539,807
SABMiller PLC	959,484	49,502,216
		88,128,275
Distillers & Vintners - 6.6%
Diageo PLC sponsored ADR	424,126	54,148,166
Pernod Ricard SA (d)	445,401	50,492,744
Remy Cointreau SA	560,683	47,806,468
Treasury Wine Estates Ltd.	1,338,976	5,984,322
		158,431,700
Soft Drinks - 16.3%
Coca-Cola Bottling Co. Consolidated	89,298	6,063,334
Coca-Cola Central Japan Co. Ltd.	54,000	1,080,580
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	52,329	6,339,658
Coca-Cola Icecek A/S	388,162	11,139,455
Embotelladora Andina SA:
ADR	223,112	4,999,940
sponsored ADR	197,000	5,890,300
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	72,987	6,930,116
PepsiCo, Inc.	653,288	55,176,704
The Coca-Cola Co.	7,397,758	297,315,894
		394,935,981
TOTAL BEVERAGES		641,495,956
FOOD & STAPLES RETAILING - 19.3%
Drug Retail - 9.3%
CVS Caremark Corp.	2,974,473	199,170,712
Drogasil SA	882,000	6,427,255
Walgreen Co.	334,280	19,789,376
		225,387,343
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	51,459	1,320,438
Food Retail - 5.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	89,400	6,562,703
Fresh Market, Inc. (a)	113,746	4,630,600
Kroger Co.	2,871,018	119,865,002
Whole Foods Market, Inc.	41,000	2,320,600
		133,378,905
Hypermarkets & Super Centers - 4.4%
Wal-Mart Stores, Inc.	1,315,856	106,597,495
TOTAL FOOD & STAPLES RETAILING		466,684,181
FOOD PRODUCTS - 12.8%
Agricultural Products - 4.7%
Archer Daniels Midland Co.	1,047,263	42,152,336

	Shares	Value
Bunge Ltd.	832,413	$ 66,692,930
SLC Agricola SA	717,100	6,045,851
		114,891,117
Packaged Foods & Meats - 8.1%
Annie's, Inc. (a)(d)	111,615	5,128,709
Danone SA	148,731	10,808,077
Green Mountain Coffee Roasters, Inc. (d)	303,037	20,418,633
Hain Celestial Group, Inc. (a)	72,039	5,956,905
Kellogg Co.	336,108	20,381,589
Lindt & Spruengli AG	141	7,234,339
Mead Johnson Nutrition Co. Class A	629,316	53,183,495
Nestle SA	376,901	27,494,682
Orion Corp.	7,012	5,976,908
Ulker Biskuvi Sanayi A/S	776,525	6,378,029
Unilever NV (NY Reg.)	765,498	30,053,451
Want Want China Holdings Ltd.	1,511,000	2,237,493
		195,252,310
TOTAL FOOD PRODUCTS		310,143,427
HOUSEHOLD DURABLES - 0.2%
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	67,600	6,174,584
HOUSEHOLD PRODUCTS - 14.1%
Household Products - 14.1%
Colgate-Palmolive Co.	784,675	51,639,462
Procter & Gamble Co.	3,352,365	282,336,180
Svenska Cellulosa AB (SCA) (B Shares)	217,800	6,358,664
		340,334,306
PERSONAL PRODUCTS - 1.4%
Personal Products - 1.4%
Hengan International Group Co. Ltd.	506,000	6,376,766
Herbalife Ltd.	118,690	8,270,319
L'Oreal SA	73,300	12,265,745
Nu Skin Enterprises, Inc. Class A	51,567	6,592,325
		33,505,155
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Perrigo Co.	40,706	6,345,658
TOBACCO - 24.7%
Tobacco - 24.7%
Altria Group, Inc.	3,318,645	122,723,492
British American Tobacco PLC sponsored ADR (d)	3,377,645	359,144,993
Imperial Tobacco Group PLC	310,697	11,815,065
ITC Ltd.	1,620,070	8,318,570
Japan Tobacco, Inc.	261,300	8,825,203
Lorillard, Inc.	481,761	24,728,792
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	580,992	$ 49,698,056
Souza Cruz SA	1,101,800	11,106,503
		596,360,674
TOTAL COMMON STOCKS (Cost $1,724,863,986)		2,401,043,941
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.10% (b)	238	238
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	10,575,932	10,575,932
TOTAL MONEY MARKET FUNDS (Cost $10,576,170)		10,576,170
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,735,440,156)		2,411,620,111
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,516,476
NET ASSETS - 100%		$ 2,418,136,587
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,790
Fidelity Securities Lending Cash Central Fund	311,471
Total	$ 373,261
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,401,043,941	$ 2,343,009,452	$ 58,034,489	$ -
Money Market Funds	10,576,170	10,576,170	-	-
Total Investments in Securities:	$ 2,411,620,111	$ 2,353,585,622	$ 58,034,489	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,738,780,243. Net unrealized appreciation aggregated $672,839,868, of which $685,929,488 related to appreciated investment securities and $13,089,620 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2013

1.810708.109

SOF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 6,322,293
COMMUNICATIONS EQUIPMENT - 0.8%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	150,000	12,339,000
Radware Ltd. (a)	762,800	12,967,600
		25,306,600
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.7%
Cray, Inc. (a)	7	167
NCR Corp. (a)	620,937	21,701,748
		21,701,915
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	753,900	21,026,271
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Alternative Carriers - 1.0%
8x8, Inc. (a)	464,600	4,841,132
inContact, Inc. (a)(e)	3,337,956	25,034,670
		29,875,802
INTERNET & CATALOG RETAIL - 0.4%
Internet Retail - 0.4%
Qunar Cayman Islands Ltd. sponsored ADR	481,500	12,711,600
INTERNET SOFTWARE & SERVICES - 37.2%
Internet Software & Services - 37.2%
Angie's List, Inc. (a)(d)	816,800	10,634,736
ChannelAdvisor Corp. (a)	133,712	4,590,333
Demand Media, Inc. (a)	1,222,838	6,737,837
Demandware, Inc. (a)	312,750	17,723,543
E2open, Inc. (a)(d)	808,493	18,013,224
eBay, Inc. (a)	929,000	46,933,080
Endurance International Group Holdings, Inc.	500,000	7,145,000
Facebook, Inc. Class A (a)	3,288,500	154,592,385
Google, Inc. Class A (a)	346,500	367,147,935
IAC/InterActiveCorp	272,900	15,612,609
MercadoLibre, Inc. (d)	40,800	4,516,968
Rackspace Hosting, Inc. (a)	375,200	14,336,392
Responsys, Inc. (a)	1,258,347	21,278,648
SciQuest, Inc. (a)	1,126,562	31,498,674
SPS Commerce, Inc. (a)	36	2,368
VeriSign, Inc. (a)	334,900	19,042,414
Web.com Group, Inc. (a)	2,423,202	69,182,417
Wix.com Ltd. (a)	147,000	3,013,500
Yahoo!, Inc. (a)	8,192,259	302,949,738
		1,114,951,801

	Shares	Value
IT SERVICES - 19.5%
Data Processing & Outsourced Services - 11.9%
Computer Sciences Corp.	79,600	$ 4,188,552
ExlService Holdings, Inc. (a)	197,310	5,201,092
Fidelity National Information Services, Inc.	434,500	22,020,460
Fiserv, Inc. (a)	117,000	12,857,130
FleetCor Technologies, Inc. (a)	184,000	22,407,520
Global Payments, Inc.	21,500	1,355,575
MasterCard, Inc. Class A	132,100	100,503,001
Total System Services, Inc.	130,100	4,039,605
Vantiv, Inc. (a)	152,300	4,614,690
VeriFone Systems, Inc. (a)	500,000	12,805,000
Visa, Inc. Class A	498,200	101,363,772
WEX, Inc. (a)	76,800	7,623,168
WNS Holdings Ltd. sponsored ADR (a)(e)	2,927,854	58,615,637
		357,595,202
IT Consulting & Other Services - 7.6%
Camelot Information Systems, Inc. ADR (a)	1,577,937	3,092,757
Cognizant Technology Solutions Corp. Class A (a)	694,700	65,225,383
EPAM Systems, Inc. (a)	447,986	15,890,063
HCL Technologies Ltd.	1	17
IBM Corp.	427,500	76,813,200
Lionbridge Technologies, Inc. (a)(e)	6,154,175	35,017,256
Sapient Corp. (a)	858,000	13,496,340
Teradata Corp. (a)	130,300	5,946,892
Unisys Corp. (a)	119,000	3,268,930
Virtusa Corp. (a)	223,796	7,897,761
		226,648,599
TOTAL IT SERVICES		584,243,801
MEDIA - 2.6%
Advertising - 2.6%
MDC Partners, Inc. Class A (sub. vtg.) (e)	3,411,462	78,629,686
PROFESSIONAL SERVICES - 1.4%
Research & Consulting Services - 1.4%
ICF International, Inc. (a)(e)	1,156,241	41,832,799
SOFTWARE - 35.4%
Application Software - 11.2%
Actuate Corp. (a)	245,000	1,925,700
Adobe Systems, Inc. (a)	833,700	47,337,486
Aspen Technology, Inc. (a)	162,215	6,412,359
Citrix Systems, Inc. (a)	753,800	44,715,416
Compuware Corp.	3,396,800	37,330,832
Comverse, Inc. (e)	1,323,200	44,327,200
Descartes Systems Group, Inc. (a)	1,385,500	18,993,390
Diligent Board Member Services, Inc. (a)	466,350	1,475,862
Guidewire Software, Inc. (a)	338,200	16,142,286
Interactive Intelligence Group, Inc. (a)	42,240	2,747,290
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Jive Software, Inc. (a)	634,400	$ 7,035,496
Kingdee International Software Group Co. Ltd. (a)	13,170,000	3,822,241
Nuance Communications, Inc. (a)	350,000	4,732,000
Parametric Technology Corp. (a)	172,700	5,619,658
QLIK Technologies, Inc. (a)	164,400	4,123,152
RealPage, Inc. (a)	62,000	1,389,420
salesforce.com, Inc. (a)	1,389,026	72,354,364
Synchronoss Technologies, Inc. (a)	62,932	1,996,832
TIBCO Software, Inc. (a)	351,400	8,493,338
TiVo, Inc. (a)	267,100	3,426,893
Workday, Inc. Class A (a)	19,900	1,638,765
		336,039,980
Home Entertainment Software - 1.5%
Activision Blizzard, Inc.	292,000	5,025,320
Electronic Arts, Inc. (a)	1,751,000	38,837,180
		43,862,500
Systems Software - 22.7%
Microsoft Corp.	11,560,000	440,782,800
NetSuite, Inc. (a)	101,500	9,752,120
Oracle Corp.	5,096,800	179,866,072
Qualys, Inc. (a)	760,796	18,806,877
Red Hat, Inc. (a)	337,100	15,793,135
Rovi Corp. (a)	601,100	11,060,240
VMware, Inc. Class A (a)	73,200	5,902,116
		681,963,360
TOTAL SOFTWARE		1,061,865,840
TOTAL COMMON STOCKS (Cost $2,150,762,826)		2,998,468,408
Convertible Preferred Stocks - 0.3%

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversified Financial Services - 0.3%
Deem, Inc. (f) (Cost $8,064,516)	159,864,333	8,064,516
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	12,539,775	$ 12,539,775
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	12,472,375	12,472,375
TOTAL MONEY MARKET FUNDS (Cost $25,012,150)		25,012,150
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,183,839,492)		3,031,545,074
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(30,159,978)
NET ASSETS - 100%		$ 3,001,385,096
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,064,516 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$ 8,064,516
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,664
Fidelity Securities Lending Cash Central Fund	508,160
Total	$ 521,824
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Active Network, Inc.	$ 27,734,470	$ -	$ 81,544,599	$ -	$ -
Callidus Software, Inc.	10,334,151	-	19,118,771	-	-
Camelot Information Systems, Inc. ADR	3,705,183	-	1,237,609	-	-
Comverse, Inc.	36,689,664	-	300,007	-	44,327,200
ICF International, Inc.	-	32,658,029	-	-	41,832,799
inContact, Inc.	22,664,721	-	-	-	25,034,670
Lionbridge Technologies, Inc.	23,508,949	-	-	-	35,017,256
MDC Partners, Inc. Class A (sub. vtg.)	31,271,740	-	-	1,333,882	78,629,686
Responsys, Inc.	16,557,994	3,924,516	18,947,733	-	-
Web.com Group, Inc.	35,488,841	25,624,458	25,556,044	-	-
WNS Holdings Ltd. sponsored ADR	14,530,630	31,726,921	-	-	58,615,637
Total	$ 222,486,343	$ 93,933,924	$ 146,704,763	$ 1,333,882	$ 283,457,248
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,998,468,408	$ 2,998,468,408	$ -	$ -
Convertible Preferred Stocks	8,064,516	-	-	8,064,516
Money Market Funds	25,012,150	25,012,150	-	-
Total Investments in Securities:	$ 3,031,545,074	$ 3,023,480,558	$ -	$ 8,064,516
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $2,194,274,569. Net unrealized appreciation aggregated $837,270,505, of which $865,546,197 related to appreciated investment securities and $28,275,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2013

1.810665.109

AIR-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
AEROSPACE & DEFENSE - 25.9%
Aerospace & Defense - 25.9%
Bombardier, Inc. Class B (sub. vtg.)	612,400	$ 2,756,117
Honeywell International, Inc.	25,700	2,274,707
Precision Castparts Corp.	72,340	18,696,273
Rockwell Collins, Inc.	160,100	11,644,073
Spirit AeroSystems Holdings, Inc. Class A (a)	224,800	7,337,472
Textron, Inc.	316,300	10,510,649
The Boeing Co.	277,900	37,308,075
United Technologies Corp.	16,500	1,829,190
		92,356,556
AIR FREIGHT & LOGISTICS - 26.4%
Air Freight & Logistics - 26.4%
C.H. Robinson Worldwide, Inc. (d)	140,400	8,231,652
Expeditors International of Washington, Inc.	239,000	10,382,160
FedEx Corp.	164,500	22,816,150
Hub Group, Inc. Class A (a)	276,000	10,385,880
Park-Ohio Holdings Corp. (a)	100,600	4,283,548
United Parcel Service, Inc. Class B	370,800	37,962,505
		94,061,895
AIRLINES - 40.6%
Airlines - 40.6%
Air Canada Class A (a)	1,585,600	11,256,401
Alaska Air Group, Inc.	157,900	12,275,146
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR	119,500	1,689,730
Copa Holdings SA Class A	6,300	953,946
Dart Group PLC	804,986	3,014,012
Delta Air Lines, Inc.	1,139,502	33,022,768
JetBlue Airways Corp. (a)	94,000	835,660
Republic Airways Holdings, Inc. (a)	430,100	4,842,926
Ryanair Holdings PLC sponsored ADR	327,200	15,713,780
SkyWest, Inc.	204,000	3,447,600
Southwest Airlines Co.	726,300	13,501,917
Spirit Airlines, Inc. (a)	139,500	6,398,865
U.S. Airways Group, Inc. (a)(d)	232,000	5,447,360
United Continental Holdings, Inc. (a)	547,485	21,488,786
WestJet Airlines Ltd.	417,800	10,880,659
		144,769,556
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
URS Corp.	26,900	1,397,993

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
General Electric Co.	65,400	$ 1,743,564
MACHINERY - 0.0%
Construction & Farm Machinery & Heavy Trucks - 0.0%
ASL Marine Holdings Ltd.	281,000	145,532
ROAD & RAIL - 0.4%
Trucking - 0.4%
Universal Truckload Services, Inc.	47,587	1,370,030
TRANSPORTATION INFRASTRUCTURE - 1.4%
Airport Services - 1.4%
BBA Aviation PLC	947,700	5,072,409
TOTAL COMMON STOCKS (Cost $272,951,373)		340,917,535
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.10% (b)	18,738,879	18,738,879
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,103,000	6,103,000
TOTAL MONEY MARKET FUNDS (Cost $24,841,879)		24,841,879
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $297,793,252)		365,759,414
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(9,251,186)
NET ASSETS - 100%		$ 356,508,228
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,583
Fidelity Securities Lending Cash Central Fund	24,819
Total	$ 34,402
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $299,089,199. Net unrealized appreciation aggregated $66,670,215, of which $68,727,474 related to appreciated investment securities and $2,057,259 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2013

1.810683.109

ENE-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
URS Corp.	96,022	$ 4,990,263
ENERGY EQUIPMENT & SERVICES - 21.4%
Oil & Gas Drilling - 3.1%
Ensco PLC Class A	626,975	37,041,683
Noble Corp.	317,262	12,094,027
Northern Offshore Ltd.	1,076,682	1,589,231
Odfjell Drilling A/S	765,800	5,120,946
Vantage Drilling Co. (a)	3,111,007	5,817,583
Xtreme Drilling & Coil Services Corp. (a)	662,500	2,151,987
		63,815,457
Oil & Gas Equipment & Services - 18.3%
Cameron International Corp. (a)	593,757	32,888,200
Core Laboratories NV	108,010	19,672,941
FMC Technologies, Inc. (a)	652,109	31,366,443
Forum Energy Technologies, Inc. (a)	459,054	12,399,049
Halliburton Co.	1,363,292	71,818,223
National Oilwell Varco, Inc.	1,036,642	84,486,323
Oceaneering International, Inc.	72,127	5,567,483
Schlumberger Ltd.	1,391,186	123,008,666
Total Energy Services, Inc.	173,000	3,063,864
		384,271,192
TOTAL ENERGY EQUIPMENT & SERVICES		448,086,649
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
U.S. Silica Holdings, Inc.	68,100	2,350,131
OIL, GAS & CONSUMABLE FUELS - 76.7%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	244,500	1,633,260
Peabody Energy Corp.	1,773,822	32,283,560
		33,916,820
Integrated Oil & Gas - 27.3%
Chevron Corp.	1,626,502	199,148,905
Exxon Mobil Corp.	2,746,699	256,761,422
Hess Corp.	489,803	39,737,717
Occidental Petroleum Corp.	378,156	35,909,694
Suncor Energy, Inc.	1,199,400	41,128,093
		572,685,831
Oil & Gas Exploration & Production - 39.6%
Anadarko Petroleum Corp.	1,156,415	102,712,780
Bankers Petroleum Ltd. (a)	3,032,400	11,334,741
Bonanza Creek Energy, Inc. (a)	404,849	18,570,424
Cabot Oil & Gas Corp.	1,176,028	40,514,165
Cimarex Energy Co.	581,545	55,002,526

	Shares	Value
Cobalt International Energy, Inc. (a)	1,090,066	$ 24,232,167
ConocoPhillips Co.	1,295,196	94,290,269
Continental Resources, Inc. (a)(d)	318,777	34,271,715
Emerald Oil, Inc. (a)	162,400	1,179,024
Energen Corp.	47,962	3,461,418
EOG Resources, Inc.	866,559	142,982,235
EPL Oil & Gas, Inc. (a)	187,200	5,363,280
EQT Corp.	345,553	29,410,016
Gulfport Energy Corp. (a)	167,267	9,773,411
Halcon Resources Corp. (a)	1,010,000	4,050,100
Kodiak Oil & Gas Corp. (a)	1,656,251	18,781,886
Laredo Petroleum Holdings, Inc. (a)	468,701	12,650,240
Murphy Oil Corp.	33,700	2,188,141
Newfield Exploration Co. (a)	73,000	2,051,300
Noble Energy, Inc.	912,088	64,065,061
Northern Oil & Gas, Inc. (a)	577,901	9,217,521
Oasis Petroleum, Inc. (a)	81,152	3,743,542
Painted Pony Petroleum Ltd. (a)	416,900	2,527,856
PDC Energy, Inc. (a)	391,326	23,053,015
Pioneer Natural Resources Co.	256,899	45,663,797
Rex Energy Corp. (a)	4,434	85,044
Rosetta Resources, Inc. (a)	120,500	6,093,685
Sanchez Energy Corp. (a)(d)	208,600	5,354,762
SM Energy Co.	323,889	28,547,576
Synergy Resources Corp. (a)	209,520	1,977,869
TAG Oil Ltd. (a)	280,875	915,006
Tullow Oil PLC	143,340	2,040,011
Whiting Petroleum Corp. (a)	399,601	24,135,900
		830,240,483
Oil & Gas Refining & Marketing - 2.0%
Marathon Petroleum Corp.	303,546	25,115,396
Phillips 66 Co.	193,370	13,460,486
Tesoro Corp.	37,600	2,204,488
		40,780,370
Oil & Gas Storage & Transport - 6.2%
Access Midstream Partners LP	464,158	26,071,755
Atlas Pipeline Partners LP	282,458	9,874,732
Magellan Midstream Partners LP	186,440	11,585,382
Markwest Energy Partners LP	145,439	10,045,472
MPLX LP	117,940	4,495,873
Phillips 66 Partners LP	184,333	6,071,929
Spectra Energy Corp.	156,098	5,237,088
Targa Resources Corp.	138,592	11,238,425
Tesoro Logistics LP	181,853	9,319,966
The Williams Companies, Inc.	1,037,432	36,538,355
		130,478,977
TOTAL OIL, GAS & CONSUMABLE FUELS		1,608,102,481
TOTAL COMMON STOCKS (Cost $1,570,624,965)		2,063,529,524
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	40,211,074	$ 40,211,074
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	29,548,553	29,548,553
TOTAL MONEY MARKET FUNDS (Cost $69,759,627)		69,759,627
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,640,384,592)		2,133,289,151
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(37,660,636)
NET ASSETS - 100%		$ 2,095,628,515
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,097
Fidelity Securities Lending Cash Central Fund	759,585
Total	$ 779,682
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,643,393,355. Net unrealized appreciation aggregated $489,895,796, of which $527,391,394 related to appreciated investment securities and $37,495,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2013

1.810675.109

LEI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Support Services - 0.6%
KAR Auction Services, Inc.	127,400	$ 3,514,966
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 1.0%
Gaming & Leisure Properties (a)	129,112	5,954,645
DIVERSIFIED CONSUMER SERVICES - 3.3%
Specialized Consumer Services - 3.3%
H&R Block, Inc.	155,800	4,345,262
Outerwall, Inc. (a)(d)	36,920	2,525,328
Steiner Leisure Ltd. (a)	203,644	12,047,579
		18,918,169
HOTELS, RESTAURANTS & LEISURE - 90.9%
Casinos & Gaming - 17.4%
Bally Technologies, Inc. (a)	270,700	20,186,099
Las Vegas Sands Corp.	675,776	48,439,624
Melco Crown Entertainment Ltd. sponsored ADR (a)	178,870	6,365,983
MGM China Holdings Ltd.	900,000	3,204,107
Penn National Gaming, Inc. (a)(d)	489,112	7,062,777
Wynn Resorts Ltd.	84,400	13,999,428
		99,258,018
Hotels, Resorts & Cruise Lines - 17.5%
Carnival Corp. unit	190,528	6,879,966
Extended Stay America, Inc. unit	135,500	3,411,890
Hyatt Hotels Corp. Class A (a)	212,961	10,300,924
InterContinental Hotel Group PLC	200,000	6,217,058
Marriott International, Inc. Class A	306,800	14,425,736
Starwood Hotels & Resorts Worldwide, Inc.	362,100	26,969,208
Wyndham Worldwide Corp.	447,200	32,068,712
		100,273,494
Leisure Facilities - 0.7%
Cedar Fair LP (depositary unit)	80,588	4,013,282
Restaurants - 55.3%
Bloomin' Brands, Inc. (a)	203,000	5,318,600
Bravo Brio Restaurant Group, Inc. (a)	144,169	2,302,379
Brinker International, Inc.	325,200	15,294,156
Chipotle Mexican Grill, Inc. (a)	24,029	12,587,832
Del Frisco's Restaurant Group, Inc. (a)	220,600	4,670,102
Denny's Corp. (a)	171,001	1,231,207
Domino's Pizza, Inc.	135,000	9,332,550
Fiesta Restaurant Group, Inc. (a)	59,200	2,899,024
Jack in the Box, Inc. (a)	388,600	18,400,210
McDonald's Corp.	571,700	55,666,429
Panera Bread Co. Class A (a)	75,000	13,266,750
Papa John's International, Inc.	77,566	6,583,414
Ruth's Hospitality Group, Inc.	483,822	6,957,360
Sonic Corp. (a)	185,400	3,669,066

	Shares	Value
Starbucks Corp.	1,076,400	$ 87,683,545
Texas Roadhouse, Inc. Class A	255,508	7,149,114
The Cheesecake Factory, Inc.	145,000	7,068,750
Whitbread PLC	51,764	3,021,300
Yum! Brands, Inc.	688,600	53,490,448
		316,592,236
TOTAL HOTELS, RESTAURANTS & LEISURE		520,137,030
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
The Western Union Co.	31,000	516,770
MEDIA - 1.8%
Broadcasting - 0.5%
CBS Corp. Class B	50,300	2,945,568
Cable & Satellite - 0.4%
DIRECTV (a)	36,925	2,441,112
Movies & Entertainment - 0.9%
Twenty-First Century Fox, Inc. Class A	99,500	3,332,255
Viacom, Inc. Class B (non-vtg.)	19,500	1,563,315
		4,895,570
TOTAL MEDIA		10,282,250
SOFTWARE - 0.4%
Application Software - 0.4%
Intuit, Inc.	26,500	1,967,095
SPECIALTY RETAIL - 0.9%
Apparel Retail - 0.9%
Express, Inc. (a)	70,600	1,737,466
Urban Outfitters, Inc. (a)	85,300	3,328,406
		5,065,872
TOTAL COMMON STOCKS (Cost $357,446,894)		566,356,797
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.10% (b)	6,354,019	6,354,019
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,527,825	6,527,825
TOTAL MONEY MARKET FUNDS (Cost $12,881,844)		12,881,844
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $370,328,738)		579,238,641
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(7,180,397)
NET ASSETS - 100%		$ 572,058,244
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,539
Fidelity Securities Lending Cash Central Fund	212,653
Total	$ 218,192
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 566,356,797	$ 560,139,739	$ 6,217,058	$ -
Money Market Funds	12,881,844	12,881,844	-	-
Total Investments in Securities:	$ 579,238,641	$ 573,021,583	$ 6,217,058	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $373,906,274. Net unrealized appreciation aggregated $205,332,367, of which $205,623,478 related to appreciated investment securities and $291,111 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2013

1.810696.109

HEA-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
BIOTECHNOLOGY - 29.5%
Biotechnology - 29.5%
Acorda Therapeutics, Inc. (a)	200,000	$ 6,962,000
Actelion Ltd.	280,000	23,321,750
Aegerion Pharmaceuticals, Inc. (a)	270,000	19,151,100
Alexion Pharmaceuticals, Inc. (a)	1,140,000	141,930,000
Alnylam Pharmaceuticals, Inc. (a)	26,400	1,615,680
Amgen, Inc.	2,340,000	266,947,200
ARIAD Pharmaceuticals, Inc. (a)	1,800,000	8,730,000
Array BioPharma, Inc. (a)	2,600,000	14,872,000
Biogen Idec, Inc. (a)	640,000	186,220,800
Celldex Therapeutics, Inc. (a)	158,029	4,386,885
Cubist Pharmaceuticals, Inc.	750,000	51,382,500
Discovery Laboratories, Inc. (a)	3,600,000	8,640,000
Dyax Corp. (a)	1,280,000	10,880,000
Genomic Health, Inc. (a)	370,000	13,016,600
Gilead Sciences, Inc. (a)	3,700,000	276,796,998
Grifols SA ADR	1,280,000	43,948,800
Insmed, Inc. (a)	800,000	12,960,000
Intercept Pharmaceuticals, Inc. (a)	200,000	10,474,000
InterMune, Inc. (a)	1,996,501	27,611,609
Lexicon Pharmaceuticals, Inc. (a)	3,500,000	8,400,000
Medivation, Inc. (a)	600,000	37,806,000
Neurocrine Biosciences, Inc. (a)	1,949,319	19,142,313
Novavax, Inc. (a)	2,160,000	8,035,200
NPS Pharmaceuticals, Inc. (a)	450,000	11,884,500
Pharmacyclics, Inc. (a)	255,000	31,752,600
PTC Therapeutics, Inc. (a)	500,000	7,835,000
Puma Biotechnology, Inc. (a)	310,000	15,434,900
Regeneron Pharmaceuticals, Inc. (a)	215,000	63,179,900
Spectrum Pharmaceuticals, Inc.	900,000	8,667,000
Swedish Orphan Biovitrum AB (a)	1,500,000	15,615,348
TESARO, Inc. (a)	150,000	5,850,000
Vanda Pharmaceuticals, Inc. (a)(d)	1,000,000	11,740,000
ZIOPHARM Oncology, Inc. (a)(d)	2,000,000	8,360,000
		1,383,550,683
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	850,000	15,954,500
FOOD & STAPLES RETAILING - 0.4%
Drug Retail - 0.4%
CVS Caremark Corp.	270,000	18,079,200
HEALTH CARE EQUIPMENT & SUPPLIES - 13.7%
Health Care Equipment - 12.7%
Accuray, Inc. (a)	1,000,000	7,980,000
Boston Scientific Corp. (a)	14,000,000	162,120,000
C.R. Bard, Inc.	130,000	18,054,400
Cardiovascular Systems, Inc. (a)	400,000	13,280,000
CONMED Corp.	700,000	28,497,000
Covidien PLC	900,000	61,434,000

	Shares	Value
Genmark Diagnostics, Inc. (a)	1,411,500	$ 16,796,850
HeartWare International, Inc. (a)	290,000	27,956,000
Insulet Corp. (a)	600,000	22,212,000
Intuitive Surgical, Inc. (a)	140,000	52,766,000
Masimo Corp.	1,130,118	32,355,278
Smith & Nephew PLC sponsored ADR	500,000	33,440,000
Stryker Corp.	850,000	63,257,000
Volcano Corp. (a)	1,500,000	34,155,000
Zeltiq Aesthetics, Inc. (a)	1,100,000	19,294,000
		593,597,528
Health Care Supplies - 1.0%
Derma Sciences, Inc. (a)(e)	970,000	11,252,000
The Cooper Companies, Inc.	280,000	36,887,200
		48,139,200
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		641,736,728
HEALTH CARE PROVIDERS & SERVICES - 15.1%
Health Care Distributors & Services - 4.1%
Amplifon SpA	2,800,000	15,025,010
McKesson Corp.	1,060,000	175,843,400
		190,868,410
Health Care Facilities - 2.1%
Brookdale Senior Living, Inc. (a)	700,000	20,412,000
Emeritus Corp. (a)	600,000	13,506,000
Hanger, Inc. (a)	300,000	11,652,000
HCA Holdings, Inc.	200,000	9,284,000
NMC Health PLC	1,700,000	11,333,367
Ramsay Health Care Ltd.	350,000	12,352,926
Surgical Care Affiliates, Inc.	600,000	18,264,000
		96,804,293
Health Care Services - 4.0%
Air Methods Corp.	320,000	17,907,200
BioScrip, Inc. (a)	901,592	6,139,842
Catamaran Corp. (a)	1,850,000	83,782,130
MEDNAX, Inc. (a)	400,000	44,320,000
Quest Diagnostics, Inc. (d)	600,000	36,564,000
		188,713,172
Managed Health Care - 4.9%
Aetna, Inc.	140,000	9,650,200
Cigna Corp.	1,200,000	104,940,000
Humana, Inc.	690,000	71,753,100
UnitedHealth Group, Inc.	600,000	44,688,000
		231,031,300
TOTAL HEALTH CARE PROVIDERS & SERVICES		707,417,175
HEALTH CARE TECHNOLOGY - 3.7%
Health Care Technology - 3.7%
athenahealth, Inc. (a)(d)	150,000	19,675,500
Cerner Corp. (a)	2,170,000	124,709,900
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
HealthStream, Inc. (a)	500,000	$ 16,820,000
HMS Holdings Corp. (a)	500,000	11,455,000
		172,660,400
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
Danaher Corp.	300,000	22,440,000
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	500,000	22,750,000
LIFE SCIENCES TOOLS & SERVICES - 6.6%
Life Sciences Tools & Services - 6.6%
Bruker BioSciences Corp. (a)	970,000	18,759,800
Illumina, Inc. (a)(d)	1,400,000	137,200,000
Thermo Fisher Scientific, Inc.	1,500,000	151,275,000
		307,234,800
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	700,000	24,668,000
PHARMACEUTICALS - 26.4%
Pharmaceuticals - 26.4%
AbbVie, Inc.	2,000,000	96,900,000
Actavis PLC (a)	1,530,000	249,497,100
Aratana Therapeutics, Inc. (d)	600,000	11,880,000
Bayer AG	420,000	56,029,973
Cadence Pharmaceuticals, Inc. (a)	42,807	386,119
Dechra Pharmaceuticals PLC	1,700,000	18,963,146
Endo Health Solutions, Inc. (a)(d)	400,000	26,876,000
Impax Laboratories, Inc. (a)	600,000	14,424,000
Jazz Pharmaceuticals PLC (a)	290,000	33,906,800
Merck & Co., Inc.	1,700,000	84,711,000
Mylan, Inc. (a)	1,400,000	61,782,000
Orexo AB (a)	538,472	13,962,712
Pacira Pharmaceuticals, Inc. (a)	310,000	17,108,900
Perrigo Co. (d)	900,000	140,301,000
Salix Pharmaceuticals Ltd. (a)	1,080,000	91,594,800
Santarus, Inc. (a)	1,000,000	32,180,000
Shire PLC sponsored ADR	750,000	101,857,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	750,000	30,570,000
The Medicines Company (a)	880,000	32,216,800
UCB SA	400,000	26,841,243
Valeant Pharmaceuticals International, Inc. (Canada) (a)	500,000	53,883,815
Zoetis, Inc. Class A	1,280,000	39,872,000
		1,235,744,908

	Shares	Value
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	300,000	$ 17,190,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Development - 0.1%
PT Lippo Karawaci Tbk	80,000,000	6,085,684
TOTAL COMMON STOCKS (Cost $3,256,624,415)		4,575,512,078
Convertible Preferred Stocks - 0.4%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (a)(f)	496,689	3,000,002
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Castlight Health, Inc.:
Series C (f)	90,850	723,166
Series D (a)(f)	1,784,800	14,207,008
		14,930,174
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,322,475)		17,930,176
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.10% (b)	136,704,692	136,704,692
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	237,727,030	237,727,030
TOTAL MONEY MARKET FUNDS (Cost $374,431,722)		374,431,722
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $3,645,378,612)		4,967,873,976
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(284,717,173)
NET ASSETS - 100%		$ 4,683,156,803
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,930,176 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 3,000,002
Castlight Health, Inc. Series C	12/6/12	$ 548,421
Castlight Health, Inc. Series D	4/25/12	$ 10,774,052
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,932
Fidelity Securities Lending Cash Central Fund	677,502
Total	$ 715,434
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 18,143,653	$ -	$ 2,749,537	$ 66,250	$ -
Derma Sciences, Inc.	11,097,000	837,986	-	-	11,252,000
Total	$ 29,240,653	$ 837,986	$ 2,749,537	$ 66,250	$ 11,252,000
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 4,575,512,078	$ 4,575,512,078	$ -	$ -
Convertible Preferred Stocks	17,930,176	-	-	17,930,176
Money Market Funds	374,431,722	374,431,722	-	-
Total Investments in Securities:	$ 4,967,873,976	$ 4,949,943,800	$ -	$ 17,930,176
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $3,648,940,840. Net unrealized appreciation aggregated $1,318,933,136, of which $1,347,360,603 related to appreciated investment securities and $28,427,467 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2013

1.810712.109

TEC-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	797	$ 31,561
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)(d)	8,754	1,114,209
CHEMICALS - 0.1%
Diversified Chemicals - 0.1%
Oci Co. Ltd.	11,086	1,838,570
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Sanix, Inc. (a)(d)	43,000	438,206
COMMUNICATIONS EQUIPMENT - 8.7%
Communications Equipment - 8.7%
AAC Technology Holdings, Inc.	42,500	191,872
ADTRAN, Inc.	178,452	4,582,647
ADVA Optical Networking SE (a)	581,293	3,064,660
Alcatel-Lucent SA sponsored ADR	1,077,169	4,642,598
Aruba Networks, Inc. (a)	123,633	2,205,613
BlackBerry Ltd. (a)	600	3,798
Brocade Communications Systems, Inc. (a)	35,610	313,012
Ciena Corp. (a)(d)	617,232	13,708,723
Cisco Systems, Inc.	245,933	5,226,076
Comba Telecom Systems Holdings Ltd. (a)	198,000	68,192
F5 Networks, Inc. (a)	272,611	22,424,981
Finisar Corp. (a)	30	621
Infinera Corp. (a)(d)	716,242	6,661,051
Ixia (a)	511,401	6,643,099
JDS Uniphase Corp. (a)	1,495	18,149
Juniper Networks, Inc. (a)	2,489,314	50,458,395
Motorola Solutions, Inc.	60	3,953
Nokia Corp. (a)	1,122,800	9,069,132
Nokia Corp. sponsored ADR (a)	2,636,012	21,246,257
Palo Alto Networks, Inc. (a)	474	23,676
QUALCOMM, Inc.	43	3,164
Radware Ltd. (a)	435,363	7,401,171
Riverbed Technology, Inc. (a)	1,287	22,265
Ruckus Wireless, Inc.	308,876	4,027,743
Sandvine Corp. (U.K.) (a)	3,926,712	9,941,043
Sonus Networks, Inc. (a)	3,011,489	8,763,433
Spirent Communications PLC	3,168,632	5,620,358
		186,335,682
COMPUTERS & PERIPHERALS - 7.0%
Computer Hardware - 5.8%
3D Systems Corp. (a)	13,945	1,048,106
Advantech Co. Ltd.	427,000	2,639,631
Apple, Inc.	121,668	67,655,925
Cray, Inc. (a)	362,686	8,635,554
Hewlett-Packard Co.	1,669	45,647

	Shares	Value
Lenovo Group Ltd.	13,164,000	$ 15,604,822
NCR Corp. (a)	664,079	23,209,561
Silicon Graphics International Corp. (a)	214,900	2,862,468
Stratasys Ltd. (a)	17,999	2,119,742
		123,821,456
Computer Storage & Peripherals - 1.2%
ADLINK Technology, Inc.	5,750	10,295
Catcher Technology Co. Ltd.	2,000	12,161
Chicony Electronics Co. Ltd.	380	950
EMC Corp.	1,060,561	25,294,380
Gemalto NV	2,478	279,874
NetApp, Inc.	63	2,599
SanDisk Corp.	330	22,490
		25,622,749
TOTAL COMPUTERS & PERIPHERALS		149,444,205
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.0%
Educomp Solutions Ltd. (a)	53,012	24,213
Specialized Consumer Services - 0.1%
LifeLock, Inc. (a)	186,100	3,204,642
TOTAL DIVERSIFIED CONSUMER SERVICES		3,228,855
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Multi-Sector Holdings - 0.2%
Investment AB Kinnevik (B Shares)	115,600	4,545,152
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SolarCity Corp. (d)	22,156	1,158,316
TECO Electric & Machinery Co. Ltd.	1,969,000	2,161,690
		3,320,006
ELECTRONIC EQUIPMENT & COMPONENTS - 4.2%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	234	1,580
Delta Electronics, Inc.	209,000	1,115,495
InvenSense, Inc. (a)(d)	396,265	6,851,422
Ledlink Optics, Inc.	1,423,313	3,918,522
Omron Corp.	200,200	8,237,034
Sapphire Technology Co. Ltd. (a)	24,541	871,983
Tong Hsing Electronics Industries Ltd.	2,743,000	14,593,876
Universal Display Corp. (a)	651	23,508
Yaskawa Electric Corp.	317,000	4,245,439
		39,858,859
Electronic Equipment & Instruments - 0.7%
Chroma ATE, Inc.	463,644	939,724
FEI Co.	8,700	792,135
Keyence Corp.	19,250	7,732,320
National Instruments Corp.	170,063	5,316,169
Test Research, Inc.	62,557	90,234
		14,870,582
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 1.3%
Fabrinet (a)	128	$ 2,534
Jabil Circuit, Inc.	107	2,169
KEMET Corp. (a)	4,077	24,462
TE Connectivity Ltd.	264,026	13,919,451
Trimble Navigation Ltd. (a)	430,428	13,730,653
		27,679,269
Technology Distributors - 0.4%
Arrow Electronics, Inc. (a)	47	2,413
Digital China Holdings Ltd. (H Shares)	7,366,000	8,598,758
Redington India Ltd.	174,887	184,279
		8,785,450
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		91,194,160
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	875,000	658,943
PW Medtech Group Ltd. (a)	1,991,000	924,547
		1,583,490
HEALTH CARE TECHNOLOGY - 1.8%
Health Care Technology - 1.8%
athenahealth, Inc. (a)(d)	99,635	13,069,123
Cerner Corp. (a)	126,828	7,288,805
M3, Inc.	7,065	18,434,032
		38,791,960
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
500 Com Ltd. sponsored ADR Class A	67,700	1,368,894
HOUSEHOLD DURABLES - 0.8%
Consumer Electronics - 0.7%
Panasonic Corp.	5,800	66,655
Sony Corp. sponsored ADR	570,313	10,436,728
TCL Multimedia Technology Holdings Ltd.	11,824,000	5,582,143
Tonly Electronics Holdings Ltd. (a)	42,600	29,398
		16,114,924
Homebuilding - 0.1%
West Holdings Corp. (d)	128,800	1,823,027
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	53,000	124,834
TOTAL HOUSEHOLD DURABLES		18,062,785
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp.	5,000	21,573
INTERNET & CATALOG RETAIL - 2.5%
Internet Retail - 2.5%
Amazon.com, Inc. (a)	56,157	22,104,518

	Shares	Value
E-Commerce China Dangdang, Inc. ADR (a)	990	$ 9,217
Expedia, Inc.	71	4,522
Groupon, Inc. Class A (a)	989,539	8,955,328
HomeAway, Inc. (a)	28,801	1,051,237
Netflix, Inc. (a)	136	49,749
priceline.com, Inc. (a)	9,431	11,244,864
Qunar Cayman Islands Ltd. sponsored ADR	53,000	1,399,200
Rakuten, Inc.	25,300	388,718
Start Today Co. Ltd.	154,300	3,955,213
TripAdvisor, Inc. (a)	11,212	990,244
YOOX SpA (a)	88,619	3,750,943
		53,903,753
INTERNET SOFTWARE & SERVICES - 31.2%
Internet Software & Services - 31.2%
58.com, Inc. ADR	700	22,897
Angie's List, Inc. (a)(d)	528,736	6,884,143
AOL, Inc.	6,389	284,822
Baidu.com, Inc. sponsored ADR (a)	300	49,971
Bankrate, Inc. (a)	113,072	2,118,969
Bazaarvoice, Inc. (a)	8,500	67,150
Blinkx PLC (a)(d)	1,026,433	3,363,304
ChannelAdvisor Corp. (a)	37,079	1,272,922
comScore, Inc. (a)	740	20,135
Cornerstone OnDemand, Inc. (a)	159,479	8,040,931
Cvent, Inc.	2,500	81,425
DealerTrack Holdings, Inc. (a)	153,003	6,395,525
Demandware, Inc. (a)	190,574	10,799,829
E2open, Inc. (a)	246,145	5,484,111
eBay, Inc. (a)	3,939	198,998
eGain Communications Corp. (a)	29,800	342,998
Facebook, Inc. Class A (a)	1,390,631	65,373,563
Google, Inc. Class A (a)	198,003	209,801,995
INFO Edge India Ltd. (a)	114,388	817,594
IntraLinks Holdings, Inc. (a)	1,973	21,525
Kakaku.com, Inc.	3,600	65,854
LinkedIn Corp. (a)	191,727	42,952,600
Livesense, Inc. (a)(d)	118,400	5,073,708
LogMeIn, Inc. (a)	6,610	228,045
Mail.Ru Group Ltd. GDR (Reg. S)	53,306	2,204,203
Marketo, Inc.	61,100	1,778,010
MercadoLibre, Inc.	236	26,128
Millennial Media, Inc. (a)(d)	322,576	2,051,583
Move, Inc. (a)	868,395	13,416,703
NHN Corp.	124,420	81,362,526
NIC, Inc.	90,490	2,206,146
Pandora Media, Inc. (a)(d)	180,016	5,112,454
Qihoo 360 Technology Co. Ltd. ADR (a)	2,570	209,506
Rackspace Hosting, Inc. (a)	85,991	3,285,716
Renren, Inc. ADR (a)(d)	18,800	56,024
Responsys, Inc. (a)	774,546	13,097,573
Saba Software, Inc. (a)	10,000	119,000
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
SciQuest, Inc. (a)	229,832	$ 6,426,103
Sohu.com, Inc. (a)(d)	390	26,282
SouFun Holdings Ltd. ADR	317	20,589
TelecityGroup PLC	77,668	892,794
Tencent Holdings Ltd.	668,300	38,653,826
Textura Corp.	235,785	7,983,680
Trulia, Inc. (a)	10,010	343,743
VeriSign, Inc. (a)	4,074	231,648
Vocus, Inc. (a)	350,450	3,490,482
Web.com Group, Inc. (a)	264,673	7,556,414
XO Group, Inc. (a)	16,300	255,421
Yahoo! Japan Corp.	636,500	3,069,266
Yahoo!, Inc. (a)	2,629,893	97,253,443
Yandex NV (a)	7,699	306,035
Yelp, Inc. (a)	136,695	8,296,020
Youku Tudou, Inc. ADR (a)	808	22,769
Zillow, Inc. (a)	100	7,862
		669,524,963
IT SERVICES - 11.5%
Data Processing & Outsourced Services - 9.0%
Automatic Data Processing, Inc.	29,585	2,367,392
DST Systems, Inc.	106,851	9,434,943
Euronet Worldwide, Inc. (a)	83,498	4,045,478
EVERTEC, Inc.	192,802	4,255,140
Fidelity National Information Services, Inc.	1,138,151	57,681,493
Fiserv, Inc. (a)	99,732	10,959,549
FleetCor Technologies, Inc. (a)	124,292	15,136,280
Global Payments, Inc.	415	26,166
Heartland Payment Systems, Inc.	51,887	2,330,245
Jack Henry & Associates, Inc.	62,208	3,531,548
MasterCard, Inc. Class A	6,356	4,835,708
Paychex, Inc.	53,997	2,361,289
QIWI PLC Class B sponsored ADR	26,000	1,216,280
Syntel, Inc.	2,913	257,422
Total System Services, Inc.	628,247	19,507,069
VeriFone Systems, Inc. (a)	134	3,432
Visa, Inc. Class A	232,199	47,243,209
WEX, Inc. (a)	75,190	7,463,359
WNS Holdings Ltd. sponsored ADR (a)	26,900	538,538
		193,194,540
IT Consulting & Other Services - 2.5%
Accenture PLC Class A	218	16,888
Anite Group PLC	587,232	852,788
Bit-isle, Inc.	4,900	40,752
Camelot Information Systems, Inc. ADR (a)	555	1,088
ChinaSoft International Ltd. (a)	50,000	14,189

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	385,168	$ 36,163,424
EPAM Systems, Inc. (a)	132,494	4,699,562
IBM Corp.	966	173,571
Infosys Ltd. sponsored ADR	139,883	7,556,480
InterXion Holding N.V. (a)	18,100	407,431
Pactera Technology International Ltd. ADR	288,865	2,033,610
ServiceSource International, Inc. (a)	114,962	1,116,281
Teradata Corp. (a)	100	4,564
Virtusa Corp. (a)	49,000	1,729,210
		54,809,838
TOTAL IT SERVICES		248,004,378
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	230,677	7,642,329
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Airtac International Group	37,450	298,558
Fanuc Corp.	39,200	6,596,788
King Slide Works Co. Ltd.	283,000	2,930,092
Mirle Automation Corp.	301,893	241,184
Proto Labs, Inc. (a)	10,727	797,016
Shin Zu Shing Co. Ltd.	8,000	17,593
SMC Corp.	8,800	2,118,288
		12,999,519
MEDIA - 0.2%
Advertising - 0.0%
Dentsu, Inc.	500	20,792
ReachLocal, Inc. (a)	1,527	19,317
		40,109
Cable & Satellite - 0.0%
DIRECTV (a)	429	28,361
Movies & Entertainment - 0.1%
IMAX Corp. (a)	75,770	2,335,989
Publishing - 0.1%
NEXT Co. Ltd.	32,500	1,013,593
TOTAL MEDIA		3,418,052
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	229,500	212,847
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Acacia Research Corp.	825	12,276
Verisk Analytics, Inc. (a)	151,400	9,857,654
		9,869,930
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
American Tower Corp.	30	$ 2,333
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Operating Companies - 0.2%
Global Logistic Properties Ltd.	2,173,000	5,108,459
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
Semiconductor Equipment - 1.7%
Aixtron AG (a)(d)	140,774	1,947,472
Amkor Technology, Inc. (a)	4,848	29,088
Applied Materials, Inc.	1,269	21,954
ASM International NV (depositary receipt)	5,660	192,327
Entegris, Inc. (a)	21,460	235,631
GCL-Poly Energy Holdings Ltd. (a)	18,738,000	6,139,208
GT Advanced Technologies, Inc. (a)	2,054	20,150
Lam Research Corp. (a)	414	21,574
Nanometrics, Inc. (a)	21,591	407,638
Rubicon Technology, Inc. (a)(d)	660,347	6,722,332
Teradyne, Inc. (a)	10,804	183,992
Tessera Technologies, Inc.	826,681	16,533,620
Ultratech, Inc. (a)	80,995	2,143,128
Veeco Instruments, Inc. (a)	36,119	1,163,754
		35,761,868
Semiconductors - 7.4%
Advanced Micro Devices, Inc. (a)(d)	3,611	13,144
Alpha & Omega Semiconductor Ltd. (a)	25,812	200,043
Altera Corp.	527,548	17,013,423
Analog Devices, Inc.	4,310	207,828
Applied Micro Circuits Corp. (a)	257,393	3,230,282
ARM Holdings PLC sponsored ADR	75	3,743
Avago Technologies Ltd.	474	21,202
Broadcom Corp. Class A	317,818	8,482,562
Cavium, Inc. (a)	120,404	4,358,625
Chipbond Technology Corp.	4,545,000	9,503,614
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	143,086	2,930,401
Cirrus Logic, Inc. (a)(d)	8,830	178,189
Cree, Inc. (a)	235,267	13,127,899
Crystalwise Technology, Inc. (a)	103,000	80,722
Cypress Semiconductor Corp.	417,602	4,046,563
Diodes, Inc. (a)	1,138	23,249
Epistar Corp.	1,131,000	1,956,126
EZchip Semiconductor Ltd. (a)	32,637	785,573
Fairchild Semiconductor International, Inc. (a)	1,421	18,089
Freescale Semiconductor Holdings I Ltd. (a)	294,127	4,282,489
Himax Technologies, Inc. sponsored ADR (d)	68,800	688,000
Hittite Microwave Corp. (a)	319	20,170
Infineon Technologies AG	2,431	24,675

	Shares	Value
Inotera Memories, Inc. (a)	14,743,000	$ 10,508,303
Inphi Corp. (a)	333,564	4,169,550
Intermolecular, Inc. (a)	837,612	4,774,388
International Rectifier Corp. (a)	8,726	208,900
Intersil Corp. Class A	101,289	1,065,560
JA Solar Holdings Co. Ltd. ADR (a)(d)	937	8,855
Linear Technology Corp.	532	22,637
LSI Corp.	26,908	217,148
MagnaChip Semiconductor Corp. (a)	99	2,010
Marvell Technology Group Ltd.	1,741	24,774
Maxim Integrated Products, Inc.	53	1,509
MediaTek, Inc.	2,506	36,909
Melexis NV	85,467	2,715,179
Mellanox Technologies Ltd. (a)(d)	156,322	6,087,179
Micron Technology, Inc. (a)	11,092	234,041
Mindspeed Technologies, Inc. (a)	404,379	2,034,026
Monolithic Power Systems, Inc.	65,295	2,180,853
Novatek Microelectronics Corp.	1,960,000	7,912,036
NVIDIA Corp.	332	5,179
NXP Semiconductors NV (a)	113,450	4,821,625
O2Micro International Ltd. sponsored ADR (a)	44,200	122,876
ON Semiconductor Corp. (a)	24,095	170,834
PMC-Sierra, Inc. (a)	545,911	3,275,466
Power Integrations, Inc.	4,013	214,535
Radiant Opto-Electronics Corp.	364,881	1,300,373
Rambus, Inc. (a)	699,037	6,004,728
RDA Microelectronics, Inc. sponsored ADR	236,921	4,174,548
RF Micro Devices, Inc. (a)	3,958	20,898
Samsung Electronics Co. Ltd.	4	5,647
Semtech Corp. (a)	6,531	194,101
Seoul Semiconductor Co. Ltd.	251,407	9,930,744
Silicon Laboratories, Inc. (a)	108,800	4,248,640
Silicon Motion Technology Corp. sponsored ADR	122	1,821
SK Hynix, Inc. (a)	830	27,766
Skyworks Solutions, Inc. (a)	9,130	242,767
Spreadtrum Communications, Inc. ADR	681	20,845
STMicroelectronics NV (NY Shares)	2,550	20,069
Synaptics, Inc. (a)	530	26,770
Texas Instruments, Inc.	8,405	361,415
Trina Solar Ltd. (a)	406	5,684
Xilinx, Inc.	242,440	10,771,609
YoungTek Electronics Corp.	87,384	165,895
		159,535,303
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		195,297,171
SOFTWARE - 16.4%
Application Software - 12.8%
Adobe Systems, Inc. (a)	394,001	22,371,377
ANSYS, Inc. (a)	114,927	9,845,796
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Aspen Technology, Inc. (a)	268,071	$ 10,596,847
Autodesk, Inc. (a)	494,319	22,367,935
Blackbaud, Inc.	6,393	231,235
BroadSoft, Inc. (a)	251,479	6,681,797
Citrix Systems, Inc. (a)	780,556	46,302,582
Comverse, Inc.	2,623	87,871
Concur Technologies, Inc. (a)(d)	62,244	6,043,270
Descartes Systems Group, Inc. (a)	581,300	7,894,366
Guidewire Software, Inc. (a)	225,411	10,758,867
Informatica Corp. (a)	70	2,717
Interactive Intelligence Group, Inc. (a)	35,051	2,279,717
Intuit, Inc.	29,610	2,197,950
Jive Software, Inc. (a)	202,646	2,247,344
Kingdee International Software Group Co. Ltd. (a)	27,707,600	8,041,496
Linx SA	78,100	1,550,791
Manhattan Associates, Inc. (a)	14,555	1,750,384
MicroStrategy, Inc. Class A (a)	84,111	10,878,076
Nuance Communications, Inc. (a)	45	608
Open Text Corp.	400	34,227
Parametric Technology Corp. (a)	33,208	1,080,588
Pegasystems, Inc.	58,639	2,952,474
PROS Holdings, Inc. (a)	26,200	1,009,748
QLIK Technologies, Inc. (a)	84,974	2,131,148
RealPage, Inc. (a)	100	2,241
salesforce.com, Inc. (a)	1,156,657	60,250,263
SAP AG	318	26,294
SAP AG sponsored ADR	74	6,121
SolarWinds, Inc. (a)	29,236	977,652
Solera Holdings, Inc.	101,300	6,761,775
Splunk, Inc. (a)	42,601	3,074,088
Sungy Mobile Ltd. ADR	29,700	453,222
Synchronoss Technologies, Inc. (a)	31,605	1,002,827
Synopsys, Inc. (a)	13	476
TIBCO Software, Inc. (a)	435,783	10,532,875
TiVo, Inc. (a)	26,100	334,863
Ultimate Software Group, Inc. (a)	52,100	8,163,549
Verint Systems, Inc. (a)	605	22,942
Workday, Inc. Class A (a)	41,746	3,437,783
		274,386,182
Home Entertainment Software - 1.6%
Activision Blizzard, Inc.	486,900	8,379,549
Capcom Co. Ltd.	3,400	65,713
Electronic Arts, Inc. (a)	344,500	7,641,010
Kingsoft Corp. Ltd.	464,000	1,128,795
NHN Entertainment Corp. (a)	6,390	577,280
Nintendo Co. Ltd.	79,500	10,265,083
Perfect World Co. Ltd. sponsored ADR Class B	360,382	6,836,447
Take-Two Interactive Software, Inc. (a)	11,706	191,510
		35,085,387

	Shares	Value
Systems Software - 2.0%
Allot Communications Ltd. (a)(d)	483,222	$ 6,301,215
Check Point Software Technologies Ltd. (a)	47	2,907
CommVault Systems, Inc. (a)	38,873	2,909,644
FleetMatics Group PLC (a)	220,428	8,530,564
Fortinet, Inc. (a)	1,137	19,443
Imperva, Inc. (a)	451	20,286
Infoblox, Inc. (a)	33,400	1,061,452
Insyde Software Corp.	36,000	55,940
Microsoft Corp.	6,330	241,363
NetSuite, Inc. (a)	117,626	11,301,506
Red Hat, Inc. (a)	22,534	1,055,718
ServiceNow, Inc. (a)	192,466	10,221,869
Tableau Software, Inc.	3,700	242,498
VMware, Inc. Class A (a)	2,700	217,701
		42,182,106
TOTAL SOFTWARE		351,653,675
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
RingCentral, Inc.	286,715	4,550,167
SBA Communications Corp. Class A (a)	44	3,747
SoftBank Corp.	66,000	5,340,817
		9,894,731
TOTAL COMMON STOCKS (Cost $1,678,367,867)		2,068,851,448
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.10% (b)	104,682,097	104,682,097
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	37,112,240	37,112,240
TOTAL MONEY MARKET FUNDS (Cost $141,794,337)		141,794,337
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,820,162,204)		2,210,645,785
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(63,040,373)
NET ASSETS - 100%		$ 2,147,605,412
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,953
Fidelity Securities Lending Cash Central Fund	341,739
Total	$ 371,692
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,068,851,448	$ 2,047,476,812	$ 21,374,636	$ -
Money Market Funds	141,794,337	141,794,337	-	-
Total Investments in Securities:	$ 2,210,645,785	$ 2,189,271,149	$ 21,374,636	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 54,579,469
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,829,919,289. Net unrealized appreciation aggregated $380,726,496, of which $438,421,348 related to appreciated investment securities and $57,694,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

November 30, 2013

1.810724.109

UTI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
ELECTRIC UTILITIES - 26.7%
Electric Utilities - 26.7%
American Electric Power Co., Inc.	470,347	$ 22,134,530
Duke Energy Corp.	159,353	11,148,336
Edison International	475,312	21,964,168
ITC Holdings Corp.	97,202	8,794,837
NextEra Energy, Inc.	581,385	49,179,357
OGE Energy Corp.	898,385	30,922,412
		144,143,640
GAS UTILITIES - 6.0%
Gas Utilities - 6.0%
ONEOK, Inc.	561,574	32,610,602
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.6%
Independent Power Producers & Energy Traders - 10.6%
Calpine Corp. (a)	959,437	18,142,954
NRG Energy, Inc.	927,102	24,531,119
The AES Corp.	1,009,002	14,701,159
		57,375,232
MULTI-UTILITIES - 38.7%
Multi-Utilities - 38.7%
Ameren Corp.	726,636	26,049,901
CenterPoint Energy, Inc.	1,289,108	30,203,800
Dominion Resources, Inc.	781,812	50,747,417
NiSource, Inc.	743,923	23,522,845
PG&E Corp.	670,737	27,077,653
Sempra Energy	585,051	51,741,909
		209,343,525
OIL, GAS & CONSUMABLE FUELS - 15.3%
Oil & Gas Exploration & Production - 2.2%
Energen Corp.	164,320	11,858,974
Oil & Gas Storage & Transport - 13.1%
Cheniere Energy, Inc. (a)	454,592	17,997,297

	Shares	Value
Enbridge, Inc. (d)	376,200	$ 15,544,738
Energy Transfer Equity LP	353,558	26,435,532
Plains GP Holdings LP Class A	457,000	10,739,500
		70,717,067
TOTAL OIL, GAS & CONSUMABLE FUELS		82,576,041
TOTAL COMMON STOCKS (Cost $470,785,345)		526,049,040
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.10% (b)	31,593,768	31,593,768
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	10,139,222	10,139,222
TOTAL MONEY MARKET FUNDS (Cost $41,732,990)		41,732,990
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $512,518,335)		567,782,030
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(26,979,353)
NET ASSETS - 100%		$ 540,802,677
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,946
Fidelity Securities Lending Cash Central Fund	45,418
Total	$ 55,364
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $513,118,021. Net unrealized appreciation aggregated $54,664,009, of which $59,228,585 related to appreciated investment securities and $4,564,576 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2013

1.810693.109

FIN-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CAPITAL MARKETS - 13.6%
Asset Management & Custody Banks - 10.4%
Affiliated Managers Group, Inc. (a)	48,983	$ 9,808,846
Ameriprise Financial, Inc.	81,140	8,783,405
BlackRock, Inc. Class A	19,303	5,843,983
Carlyle Group LP	179,106	5,820,945
Franklin Resources, Inc.	149,500	8,280,805
Invesco Ltd.	492,409	17,160,454
Oaktree Capital Group LLC Class A	99,300	5,532,996
The Blackstone Group LP	430,904	12,315,236
		73,546,670
Diversified Capital Markets - 0.3%
UBS AG (NY Shares)	108,799	2,067,181
Investment Banking & Brokerage - 2.9%
E*TRADE Financial Corp. (a)	351,700	6,302,464
FXCM, Inc. Class A	236,100	3,933,426
Raymond James Financial, Inc.	212,161	10,221,917
		20,457,807
TOTAL CAPITAL MARKETS		96,071,658
COMMERCIAL BANKS - 16.9%
Diversified Banks - 9.5%
Comerica, Inc.	79,907	3,623,782
U.S. Bancorp	879,284	34,485,518
Wells Fargo & Co.	655,501	28,855,154
		66,964,454
Regional Banks - 7.4%
BB&T Corp.	336,100	11,676,114
CIT Group, Inc.	70,037	3,535,468
CoBiz, Inc.	259,500	3,075,075
Commerce Bancshares, Inc.	129,237	5,831,173
Fifth Third Bancorp	492,428	10,006,137
M&T Bank Corp. (d)	96,750	11,161,080
PNC Financial Services Group, Inc.	200	15,390
Popular, Inc. (a)	180,300	5,152,974
Texas Capital Bancshares, Inc. (a)	36,434	2,046,498
		52,499,909
TOTAL COMMERCIAL BANKS		119,464,363
CONSUMER FINANCE - 6.2%
Consumer Finance - 6.2%
Capital One Financial Corp.	386,916	27,714,793
SLM Corp.	484,159	12,902,837
Springleaf Holdings, Inc.	163,300	3,442,364
		44,059,994
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
H&R Block, Inc.	256,672	7,158,582

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 21.6%
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. Class B (a)	70,390	$ 8,202,547
Other Diversified Financial Services - 16.4%
Bank of America Corp.	2,564,417	40,569,078
Citigroup, Inc.	705,380	37,328,710
JPMorgan Chase & Co.	660,400	37,788,088
		115,685,876
Specialized Finance - 4.1%
IntercontinentalExchange Group, Inc.	54,097	11,538,349
McGraw-Hill Companies, Inc.	158,276	11,791,562
MSCI, Inc. Class A (a)	122,200	5,424,458
		28,754,369
TOTAL DIVERSIFIED FINANCIAL SERVICES		152,642,792
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc. (a)	230,700	6,727,212
INSURANCE - 18.2%
Insurance Brokers - 1.9%
Marsh & McLennan Companies, Inc.	291,964	13,853,692
Life & Health Insurance - 4.2%
MetLife, Inc.	387,250	20,210,578
Prudential PLC	180,182	3,842,753
Torchmark Corp.	71,400	5,426,400
		29,479,731
Multi-Line Insurance - 1.0%
HCC Insurance Holdings, Inc.	149,500	6,874,010
Property & Casualty Insurance - 9.7%
ACE Ltd.	146,762	15,084,198
Allied World Assurance Co. Holdings Ltd.	87,904	9,902,386
Allstate Corp.	246,200	13,361,274
Fidelity National Financial, Inc. Class A	316,100	9,189,027
ProAssurance Corp.	79,600	3,827,168
The Travelers Companies, Inc.	186,398	16,913,755
		68,277,808
Reinsurance - 1.4%
Everest Re Group Ltd.	61,580	9,657,591
TOTAL INSURANCE		128,142,832
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
eBay, Inc. (a)	106,000	5,355,120
Equinix, Inc. (a)	19,200	3,085,440
		8,440,560
IT SERVICES - 4.8%
Data Processing & Outsourced Services - 4.8%
EVERTEC, Inc.	212,870	4,698,041
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Fiserv, Inc. (a)	87,955	$ 9,665,375
FleetCor Technologies, Inc. (a)	59,795	7,281,835
The Western Union Co.	305,900	5,099,353
Visa, Inc. Class A	35,200	7,161,792
		33,906,396
REAL ESTATE INVESTMENT TRUSTS - 9.1%
Mortgage REITs - 1.1%
Blackstone Mortgage Trust, Inc.	107,200	2,770,048
Redwood Trust, Inc. (d)	284,150	5,279,507
		8,049,555
Retail REITs - 2.8%
CBL & Associates Properties, Inc.	217,500	3,928,050
Simon Property Group, Inc.	105,479	15,806,028
		19,734,078
Specialized REITs - 5.2%
American Tower Corp.	298,940	23,248,564
Rayonier, Inc.	175,831	7,755,905
Ventas, Inc.	98,104	5,575,250
		36,579,719
TOTAL REAL ESTATE INVESTMENT TRUSTS		64,363,352
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Real Estate Services - 3.3%
Altisource Portfolio Solutions SA	63,360	10,199,693
CBRE Group, Inc. (a)	527,631	12,789,775
		22,989,468
THRIFTS & MORTGAGE FINANCE - 1.3%
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	251,500	2,039,665

	Shares	Value
Ocwen Financial Corp. (a)	105,480	$ 5,976,497
Radian Group, Inc.	103,200	1,471,632
		9,487,794
TOTAL COMMON STOCKS (Cost $614,765,325)		693,455,003
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.10% (b)	13,232,055	13,232,055
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,693,025	16,693,025
TOTAL MONEY MARKET FUNDS (Cost $29,925,080)		29,925,080
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $644,690,405)		723,380,083
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(17,322,170)
NET ASSETS - 100%		$ 706,057,913
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,855
Fidelity Securities Lending Cash Central Fund	108,353
Total	$ 123,208
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 693,455,003	$ 689,612,250	$ 3,842,753	$ -
Money Market Funds	29,925,080	29,925,080	-	-
Total Investments in Securities:	$ 723,380,083	$ 719,537,330	$ 3,842,753	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $650,232,153. Net unrealized appreciation aggregated $73,147,930, of which $81,663,167 related to appreciated investment securities and $8,515,237 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2013

1.810679.109

DEF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 95.8%
Aerospace & Defense - 95.8%
BAE Systems PLC	2,791,600	$ 19,523,183
Esterline Technologies Corp. (a)	304,034	26,761,073
HEICO Corp.	303,425	17,319,499
Hexcel Corp. (a)	267,100	11,733,703
Honeywell International, Inc.	469,376	41,544,470
Huntington Ingalls Industries, Inc.	432,908	35,598,025
Lockheed Martin Corp.	76,696	10,865,522
Meggitt PLC	3,925,395	32,057,811
Precision Castparts Corp.	223,263	57,702,322
Raytheon Co.	247,356	21,935,530
Rolls-Royce Group PLC	2,064,734	41,724,774
Safran SA	645,900	42,526,478
SIFCO Industries, Inc.	82,763	2,036,797
Teledyne Technologies, Inc. (a)	413,526	38,346,266
Textron, Inc.	1,284,236	42,675,162
The Boeing Co.	1,202,868	161,485,029
TransDigm Group, Inc.	220,133	34,455,217
Triumph Group, Inc.	561,935	41,549,474
United Technologies Corp.	1,967,901	218,161,506
		898,001,841
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
Cytec Industries, Inc.	146,216	13,083,408
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
AMETEK, Inc.	599	29,483
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Manufacturing Services - 0.4%
Mercury Systems, Inc. (a)	379,705	4,153,973

	Shares	Value
METALS & MINING - 0.9%
Steel - 0.9%
Carpenter Technology Corp.	135,200	$ 8,151,208
Haynes International, Inc.	52	2,819
		8,154,027
TOTAL COMMON STOCKS (Cost $626,698,237)		923,422,732
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series C (Cost $288,245)	177,567,124	290,553
Money Market Funds - 4.4%

Fidelity Cash Central Fund,0.10% (b) (Cost $41,383,935)	41,383,935	41,383,935
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $668,370,417)		965,097,220
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(27,184,085)
NET ASSETS - 100%		$ 937,913,135
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,940
Fidelity Securities Lending Cash Central Fund	24,837
Total	$ 43,777
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $668,710,304. Net unrealized appreciation aggregated $296,386,916, of which $297,795,575 related to appreciated investment securities and $1,408,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2013

1.810691.109

BRO-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CAPITAL MARKETS - 84.1%
Asset Management & Custody Banks - 56.2%
Affiliated Managers Group, Inc. (a)	175,000	$ 35,043,750
American Capital Ltd. (a)	1,750,000	26,775,000
Ameriprise Financial, Inc.	400,000	43,300,001
Apollo Global Management LLC Class A	250,000	7,547,500
Apollo Investment Corp.	1,536,117	13,855,775
Ares Capital Corp.	870,879	16,006,756
Bank of New York Mellon Corp.	100,000	3,370,000
BlackRock, Inc. Class A	123,000	37,238,250
Carlyle Group LP	200,000	6,500,000
Eaton Vance Corp. (non-vtg.)	400,000	16,724,000
Franklin Resources, Inc.	675,000	37,388,250
Invesco Ltd.	1,075,000	37,463,750
KKR & Co. LP	350,000	8,305,500
Northern Trust Corp.	275,000	16,222,250
Oaktree Capital Group LLC Class A	250,000	13,930,000
Partners Group Holding AG	45,000	11,205,318
SEI Investments Co.	350,000	11,753,000
State Street Corp.	540,000	39,209,400
T. Rowe Price Group, Inc.	170,000	13,678,200
The Blackstone Group LP	450,000	12,861,000
Virtus Investment Partners, Inc. (a)	100,000	20,780,000
WisdomTree Investments, Inc. (a)	500,000	7,660,000
		436,817,700
Diversified Capital Markets - 0.5%
UBS AG (NY Shares)	200,000	3,800,000
Investment Banking & Brokerage - 27.4%
Charles Schwab Corp.	850,000	20,808,000
E*TRADE Financial Corp. (a)	1,925,000	34,496,000
Evercore Partners, Inc. Class A	450,000	24,682,500
FXCM, Inc. Class A	900,000	14,994,000
GFI Group, Inc.	2,200,000	8,316,000
Goldman Sachs Group, Inc.	80,000	13,515,200
Investment Technology Group, Inc. (a)	200,000	3,918,000
KCG Holdings, Inc. Class A	200,000	2,390,000
LPL Financial	400,000	17,148,000
Monex Group, Inc.	900,000	3,637,073
Morgan Stanley	1,175,000	36,777,500
Raymond James Financial, Inc.	675,000	32,521,500
		213,203,773
TOTAL CAPITAL MARKETS		653,821,473

	Shares	Value
COMMERCIAL BANKS - 0.5%
Diversified Banks - 0.5%
Barclays PLC	950,000	$ 4,209,905
DIVERSIFIED FINANCIAL SERVICES - 10.9%
Other Diversified Financial Services - 5.7%
Citigroup, Inc.	350,000	18,522,000
JPMorgan Chase & Co.	450,000	25,749,000
		44,271,000
Specialized Finance - 5.2%
Interactive Brokers Group, Inc.	400,000	9,700,000
IntercontinentalExchange Group, Inc.	75,000	15,996,750
The NASDAQ Stock Market, Inc.	375,000	14,733,750
		40,430,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		84,701,500
THRIFTS & MORTGAGE FINANCE - 0.6%
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	75,000	4,249,500
TOTAL COMMON STOCKS (Cost $651,995,653)		746,982,378
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.10% (b) (Cost $35,835,058)	35,835,058	35,835,058
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $687,830,711)		782,817,436
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,532,991)
NET ASSETS - 100%		$ 777,284,445
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,611
Fidelity Securities Lending Cash Central Fund	118,758
Total	$ 136,369
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 746,982,378	$ 742,772,473	$ 4,209,905	$ -
Money Market Funds	35,835,058	35,835,058	-	-
Total Investments in Securities:	$ 782,817,436	$ 778,607,531	$ 4,209,905	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $691,325,070. Net unrealized appreciation aggregated $91,492,366, of which $104,230,634 related to appreciated investment securities and $12,738,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2013

1.810670.109

CHE-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
Ply Gem Holdings, Inc.	148,752	$ 2,609,110
CHEMICALS - 96.5%
Commodity Chemicals - 16.1%
Axiall Corp.	877,936	39,770,501
Cabot Corp.	901,386	43,987,637
Kronos Worldwide, Inc.	406,800	6,777,288
LyondellBasell Industries NV Class A	1,545,922	119,314,260
Methanex Corp.	218,100	13,345,560
OCI Partners LP	1,400	34,748
		223,229,994
Diversified Chemicals - 23.0%
Arkema SA	123,150	14,074,888
E.I. du Pont de Nemours & Co.	1,147,100	70,408,998
Eastman Chemical Co.	1,314,751	101,275,270
FMC Corp.	682,700	49,741,522
Huntsman Corp.	1,876,800	43,035,024
The Dow Chemical Co.	1,059,947	41,401,530
		319,937,232
Fertilizers & Agricultural Chemicals - 15.3%
CF Industries Holdings, Inc.	277,200	60,257,736
Monsanto Co.	1,062,349	120,396,012
Potash Corp. of Saskatchewan, Inc.	805,700	25,245,924
The Mosaic Co.	141,200	6,763,480
		212,663,152
Industrial Gases - 9.6%
Airgas, Inc.	269,200	29,243,196
Praxair, Inc.	821,207	103,685,596
		132,928,792
Specialty Chemicals - 32.5%
Ashland, Inc.	675,050	61,483,554
Celanese Corp. Class A	1,121,179	62,931,777
Chemtura Corp. (a)	813,100	21,465,840
Cytec Industries, Inc.	107,881	9,653,192
Ecolab, Inc.	738,999	79,198,523
Ferro Corp. (a)	1,976,753	27,536,169
PPG Industries, Inc.	277,104	51,003,762
Royal DSM NV	169,375	13,292,642
RPM International, Inc.	1,054,279	41,749,448
Sigma Aldrich Corp.	342,037	29,497,271
W.R. Grace & Co. (a)	510,384	49,012,176
Wacker Chemie AG	53,795	5,736,089
		452,560,443
TOTAL CHEMICALS		1,341,319,613

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Swisher Hygiene, Inc. (Canada) (a)	344,640	$ 171,979
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversified Financial Services - 0.1%
Quinpario Acquisition Corp. unit	150,000	1,537,500
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
BW LPG Ltd. (a)	90,009	726,678
MARINE - 0.9%
Marine - 0.9%
DryShips, Inc. (a)(d)	3,751,468	12,905,050
OIL, GAS & CONSUMABLE FUELS - 0.0%
Oil & Gas Storage & Transport - 0.0%
Navigator Holdings Ltd. (a)	10,500	222,075
StealthGas, Inc. (a)	14,039	172,399
		394,474
TOTAL COMMON STOCKS (Cost $991,944,028)		1,359,664,404
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (b)	30,707,515	30,707,515
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,152,300	6,152,300
TOTAL MONEY MARKET FUNDS (Cost $36,859,815)		36,859,815
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,028,803,843)		1,396,524,219
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,794,348)
NET ASSETS - 100%		$ 1,390,729,871
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,228
Fidelity Securities Lending Cash Central Fund	213,393
Total	$ 237,621
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,034,363,344. Net unrealized appreciation aggregated $362,160,875, of which $368,061,886 related to appreciated investment securities and $5,901,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.860867.106

ATLC-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 59.0%
Alternative Carriers - 14.2%
8x8, Inc. (a)	554,940	$ 5,782,475
Cogent Communications Group, Inc.	206,268	8,046,515
inContact, Inc. (a)	427,823	3,208,673
Iridium Communications, Inc. (a)(d)	619,076	3,807,317
Level 3 Communications, Inc. (a)	335,467	10,204,906
Lumos Networks Corp.	430,778	9,933,741
Premiere Global Services, Inc. (a)	418,083	3,900,714
Towerstream Corp. (a)(d)	830,224	1,942,724
TW Telecom, Inc. (a)	257,457	7,291,182
Vonage Holdings Corp. (a)	1,076,771	3,564,112
		57,682,359
Integrated Telecommunication Services - 44.8%
AT&T, Inc.	1,379,850	48,584,519
Atlantic Tele-Network, Inc.	126,200	7,076,034
Bezeq The Israeli Telecommunication Corp. Ltd.	1,515,900	2,535,108
BT Group PLC	378,100	2,308,439
Cbeyond, Inc. (a)	56,285	312,382
CenturyLink, Inc.	517,409	15,884,456
Cincinnati Bell, Inc. (a)	1,194,414	3,822,125
Consolidated Communications Holdings, Inc.	56,298	1,087,959
Frontier Communications Corp. (d)	1,945,783	9,106,264
General Communications, Inc. Class A (a)	493,496	4,910,285
Hawaiian Telcom Holdco, Inc. (a)	100,965	3,062,268
IDT Corp. Class B	105,565	2,344,599
Telekomunikacja Polska SA	428,200	1,432,732
Verizon Communications, Inc.	1,580,251	78,412,055
Windstream Holdings, Inc. (d)	190,682	1,538,804
		182,418,029
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		240,100,388
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
Equinix, Inc. (a)	17,000	2,731,900
Rackspace Hosting, Inc. (a)	43,500	1,662,135
		4,394,035
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
InterXion Holding N.V. (a)	88,800	1,998,888

	Shares	Value
MEDIA - 3.3%
Cable & Satellite - 3.3%
Comcast Corp. Class A	55,700	$ 2,777,759
DISH Network Corp. Class A	40,700	2,204,312
Liberty Global PLC:
Class A (a)	41,718	3,579,822
Class C (a)	43,218	3,520,106
Shaw Communications, Inc. Class B	60,500	1,406,950
		13,488,949
REAL ESTATE INVESTMENT TRUSTS - 8.6%
Office REITs - 0.7%
CyrusOne, Inc.	136,700	2,792,781
Specialized REITs - 7.9%
American Tower Corp.	416,690	32,405,981
TOTAL REAL ESTATE INVESTMENT TRUSTS		35,198,762
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Broadcom Corp. Class A	90,031	2,402,927
SOFTWARE - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	26,303	834,594
WIRELESS TELECOMMUNICATION SERVICES - 24.8%
Wireless Telecommunication Services - 24.8%
Boingo Wireless, Inc. (a)(d)	524,145	3,422,667
Crown Castle International Corp. (a)	155,156	11,517,230
KDDI Corp.	45,600	2,862,102
Leap Wireless International, Inc. (a)	426,900	7,090,809
Millicom International Cellular SA (depository receipt)	25,400	2,278,869
NII Holdings, Inc. (a)(d)	795,369	2,020,237
NTELOS Holdings Corp.	44,454	951,760
SBA Communications Corp. Class A (a)	254,156	21,646,467
Shenandoah Telecommunications Co.	113,426	2,833,381
Sprint Corp. (a)	94,985	796,924
T-Mobile U.S., Inc. (a)	644,247	16,756,864
Tele2 AB (B Shares)	155,300	1,892,906
Telephone & Data Systems, Inc.	523,464	14,557,534
U.S. Cellular Corp.	101,100	4,485,807
Vodafone Group PLC sponsored ADR	209,909	7,785,525
		100,899,082
TOTAL COMMON STOCKS (Cost $351,730,894)		399,317,625
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,159,954	$ 1,159,954
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,774,750	13,774,750
TOTAL MONEY MARKET FUNDS (Cost $14,934,704)		14,934,704
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $366,665,598)		414,252,329
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(7,257,227)
NET ASSETS - 100%		$ 406,995,102
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,550
Fidelity Securities Lending Cash Central Fund	184,785
Total	$ 194,335
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 399,317,625	$ 397,009,186	$ 2,308,439	$ -
Money Market Funds	14,934,704	14,934,704	-	-
Total Investments in Securities:	$ 414,252,329	$ 411,943,890	$ 2,308,439	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $369,010,620. Net unrealized appreciation aggregated $45,241,709, of which $62,240,750 related to appreciated investment securities and $16,999,041 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2013

1.810721.109

TEL-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 59.0%
Alternative Carriers - 14.2%
8x8, Inc. (a)	554,940	$ 5,782,475
Cogent Communications Group, Inc.	206,268	8,046,515
inContact, Inc. (a)	427,823	3,208,673
Iridium Communications, Inc. (a)(d)	619,076	3,807,317
Level 3 Communications, Inc. (a)	335,467	10,204,906
Lumos Networks Corp.	430,778	9,933,741
Premiere Global Services, Inc. (a)	418,083	3,900,714
Towerstream Corp. (a)(d)	830,224	1,942,724
TW Telecom, Inc. (a)	257,457	7,291,182
Vonage Holdings Corp. (a)	1,076,771	3,564,112
		57,682,359
Integrated Telecommunication Services - 44.8%
AT&T, Inc.	1,379,850	48,584,519
Atlantic Tele-Network, Inc.	126,200	7,076,034
Bezeq The Israeli Telecommunication Corp. Ltd.	1,515,900	2,535,108
BT Group PLC	378,100	2,308,439
Cbeyond, Inc. (a)	56,285	312,382
CenturyLink, Inc.	517,409	15,884,456
Cincinnati Bell, Inc. (a)	1,194,414	3,822,125
Consolidated Communications Holdings, Inc.	56,298	1,087,959
Frontier Communications Corp. (d)	1,945,783	9,106,264
General Communications, Inc. Class A (a)	493,496	4,910,285
Hawaiian Telcom Holdco, Inc. (a)	100,965	3,062,268
IDT Corp. Class B	105,565	2,344,599
Telekomunikacja Polska SA	428,200	1,432,732
Verizon Communications, Inc.	1,580,251	78,412,055
Windstream Holdings, Inc. (d)	190,682	1,538,804
		182,418,029
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		240,100,388
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
Equinix, Inc. (a)	17,000	2,731,900
Rackspace Hosting, Inc. (a)	43,500	1,662,135
		4,394,035
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
InterXion Holding N.V. (a)	88,800	1,998,888

	Shares	Value
MEDIA - 3.3%
Cable & Satellite - 3.3%
Comcast Corp. Class A	55,700	$ 2,777,759
DISH Network Corp. Class A	40,700	2,204,312
Liberty Global PLC:
Class A (a)	41,718	3,579,822
Class C (a)	43,218	3,520,106
Shaw Communications, Inc. Class B	60,500	1,406,950
		13,488,949
REAL ESTATE INVESTMENT TRUSTS - 8.6%
Office REITs - 0.7%
CyrusOne, Inc.	136,700	2,792,781
Specialized REITs - 7.9%
American Tower Corp.	416,690	32,405,981
TOTAL REAL ESTATE INVESTMENT TRUSTS		35,198,762
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Broadcom Corp. Class A	90,031	2,402,927
SOFTWARE - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	26,303	834,594
WIRELESS TELECOMMUNICATION SERVICES - 24.8%
Wireless Telecommunication Services - 24.8%
Boingo Wireless, Inc. (a)(d)	524,145	3,422,667
Crown Castle International Corp. (a)	155,156	11,517,230
KDDI Corp.	45,600	2,862,102
Leap Wireless International, Inc. (a)	426,900	7,090,809
Millicom International Cellular SA (depository receipt)	25,400	2,278,869
NII Holdings, Inc. (a)(d)	795,369	2,020,237
NTELOS Holdings Corp.	44,454	951,760
SBA Communications Corp. Class A (a)	254,156	21,646,467
Shenandoah Telecommunications Co.	113,426	2,833,381
Sprint Corp. (a)	94,985	796,924
T-Mobile U.S., Inc. (a)	644,247	16,756,864
Tele2 AB (B Shares)	155,300	1,892,906
Telephone & Data Systems, Inc.	523,464	14,557,534
U.S. Cellular Corp.	101,100	4,485,807
Vodafone Group PLC sponsored ADR	209,909	7,785,525
		100,899,082
TOTAL COMMON STOCKS (Cost $351,730,894)		399,317,625
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,159,954	$ 1,159,954
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,774,750	13,774,750
TOTAL MONEY MARKET FUNDS (Cost $14,934,704)		14,934,704
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $366,665,598)		414,252,329
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(7,257,227)
NET ASSETS - 100%		$ 406,995,102
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,550
Fidelity Securities Lending Cash Central Fund	184,785
Total	$ 194,335
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 399,317,625	$ 397,009,186	$ 2,308,439	$ -
Money Market Funds	14,934,704	14,934,704	-	-
Total Investments in Securities:	$ 414,252,329	$ 411,943,890	$ 2,308,439	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $369,010,620. Net unrealized appreciation aggregated $45,241,709, of which $62,240,750 related to appreciated investment securities and $16,999,041 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity Advisor® Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.860865.106

AGLD-QTLY-0114

Consolidated Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.2%
	Shares	Value
Australia - 6.7%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Boart Longyear Ltd. (d)	1,590,000	$ 434,571
METALS & MINING - 6.7%
Gold - 6.7%
Ampella Mining Ltd. (a)(d)	2,785,000	210,594
Beadell Resources Ltd. (a)	10,803,618	7,480,403
Evolution Mining Ltd.	2,371,395	1,307,078
Gryphon Minerals Ltd. (a)	5,060,010	599,290
Intrepid Mines Ltd.:
(Australia) (a)	8,469,798	2,044,848
(Canada) (a)	320,000	76,829
Kingsgate Consolidated NL (d)	453,274	429,473
Medusa Mining Ltd. (a)	2,746,085	4,228,077
Newcrest Mining Ltd.	6,672,758	46,749,169
Papillon Resources Ltd. (a)	2,682,068	2,309,105
Perseus Mining Ltd.:
(Australia) (a)	3,240,134	826,539
(Canada) (a)	1,300,000	342,717
Ramelius Resources Ltd. (a)	980,000	89,283
Red 5 Ltd. (a)	1,326,000	102,684
Regis Resources Ltd.	2,672,293	7,303,777
Resolute Mining Ltd.	2,988,261	1,361,227
Saracen Mineral Holdings Ltd. (a)	4,816,787	877,667
Silver Lake Resources Ltd. (a)	4,346,985	1,841,549
St Barbara Ltd. (a)(d)	4,478,377	1,142,407
Troy Resources NL (a)(d)	195,000	176,766
Troy Resources NL (e)	734,826	671,106
		80,170,588
TOTAL AUSTRALIA		80,605,159
Bailiwick of Jersey - 6.9%
METALS & MINING - 6.9%
Gold - 6.9%
Centamin PLC (a)	4,836,900	3,416,994
Lydian International Ltd. (a)(d)	2,325,200	1,641,936
Polyus Gold International Ltd.	422,400	1,306,716
Polyus Gold International Ltd. sponsored GDR	3,919,931	12,034,188
Randgold Resources Ltd. sponsored ADR	907,395	64,198,196
		82,598,030
Bermuda - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Continental Gold Ltd. (a)	3,076,700	7,705,510
Canada - 59.9%
METALS & MINING - 59.9%
Diversified Metals & Mining - 0.2%
NovaCopper, Inc. (a)(d)	488,333	965,539

	Shares	Value
Rio Alto Mining Ltd. (a)	365,000	$ 560,164
Sabina Gold & Silver Corp. (a)(d)	780,000	425,949
True Gold Mining, Inc. (a)	80,000	24,103
		1,975,755
Gold - 59.0%
Agnico Eagle Mines Ltd. (Canada)	1,509,600	41,176,078
Alacer Gold Corp.	2,235,063	4,482,331
Alamos Gold, Inc.	1,083,000	13,877,818
Argonaut Gold, Inc. (a)	3,620,062	19,121,126
ATAC Resources Ltd. (a)	67,200	44,290
B2Gold Corp. (a)	13,091,858	27,364,584
Banro Corp. (a)(d)	2,326,482	1,533,318
Barrick Gold Corp. (d)	5,548,769	92,000,586
Belo Sun Mining Corp. (a)(d)	6,797,400	2,687,984
Centerra Gold, Inc.	1,501,600	4,495,893
Colossus Minerals, Inc. (a)(d)	2,352,600	664,514
Detour Gold Corp. (a)	2,629,800	10,226,037
Detour Gold Corp. (a)(e)	785,900	3,055,990
Eldorado Gold Corp.	8,553,208	51,378,841
Exeter Resource Corp. (a)	176,641	111,430
Franco-Nevada Corp. (d)	1,109,900	44,527,671
Gabriel Resources Ltd. (a)	1,040,600	852,389
Goldcorp, Inc.	5,105,100	113,676,320
Golden Queen Mining Co. Ltd. (a)	15,000	12,005
GoldQuest Mining Corp. (a)	2,318,500	567,564
Guyana Goldfields, Inc. (a)(d)	2,933,700	5,220,500
Guyana Goldfields, Inc. (a)(e)	155,000	275,821
IAMGOLD Corp.	3,344,000	14,640,429
Kinross Gold Corp.	10,203,691	47,939,382
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	33,692
Kirkland Lake Gold, Inc. (a)(d)	581,000	1,586,385
Lake Shore Gold Corp. (a)(d)	3,226,600	1,291,126
Midas Gold Corp. (a)	100,500	63,398
New Gold, Inc. (a)	8,673,175	44,995,004
NGEx Resources, Inc. (a)	65,000	104,651
Novagold Resources, Inc. (a)(d)	2,787,500	6,456,313
OceanaGold Corp. (a)	3,002,300	5,059,897
Orezone Gold Corp. (a)	372,100	157,655
Osisko Mining Corp. (a)	3,727,331	15,195,691
Osisko Mining Corp. (a)(e)	3,000,000	12,230,487
Pilot Gold, Inc. (a)(d)	1,418,150	1,255,118
Premier Gold Mines Ltd. (a)(d)	6,849,322	10,447,135
Pretium Resources, Inc. (a)(d)	897,238	4,865,917
Pretium Resources, Inc. (a)(e)	225,000	1,220,224
Pretium Resources, Inc. (a)(f)	225,000	1,220,224
Primero Mining Corp. (a)	861,200	4,492,089
Probe Mines Ltd. (a)	85,000	197,674
Richmont Mines, Inc. (a)	240,900	249,496
Romarco Minerals, Inc. (a)	14,013,600	4,947,839
Romarco Minerals, Inc. (a)(e)	5,900,000	2,110,912
Rubicon Minerals Corp. (a)	5,252,102	5,142,817
Sandstorm Gold Ltd. (a)(d)	137,000	621,731
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Seabridge Gold, Inc. (a)(d)	601,905	$ 4,256,008
SEMAFO, Inc. (d)	2,924,700	7,655,274
Sulliden Gold Corp. Ltd. (a)(d)	4,103,400	2,781,704
Teranga Gold Corp. (a)	35,000	15,982
Teranga Gold Corp. CDI unit (a)	3,430,974	1,437,863
Timmins Gold Corp. (a)	122,600	139,672
Torex Gold Resources, Inc. (a)	14,614,400	13,071,914
Yamana Gold, Inc.	6,480,500	58,148,164
		711,384,957
Precious Metals & Minerals - 0.7%
Chesapeake Gold Corp. (a)	12,000	34,234
Dalradian Resources, Inc. (a)(d)	56,000	31,635
Fortuna Mines, Inc. (a)	20,000	67,225
Gold Standard Ventures Corp. (a)	425,400	328,432
MAG Silver Corp. (a)	171,000	1,030,411
Pan American Silver Corp.	28,287	302,019
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	3,421
Silver Wheaton Corp.	56,500	1,179,898
Tahoe Resources, Inc. (a)	341,900	6,039,021
Wildcat Silver Corp. (a)	75,200	22,480
		9,038,776
TOTAL METALS & MINING		722,399,488
Cayman Islands - 0.3%
METALS & MINING - 0.3%
Gold - 0.3%
Endeavour Mining Corp. (a)	7,632,400	4,096,100
Peru - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	517,500	6,106,500
South Africa - 5.9%
METALS & MINING - 5.9%
Gold - 5.9%
AngloGold Ashanti Ltd. sponsored ADR	2,160,708	29,364,022
Gold Fields Ltd.	55,000	220,755
Gold Fields Ltd. sponsored ADR	6,413,126	25,716,635
Harmony Gold Mining Co. Ltd.	1,484,000	4,274,687
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	2,123,300	6,051,405
Sibanye Gold Ltd. ADR (d)	1,195,006	5,915,280
		71,542,784

	Shares	Value
United Kingdom - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Patagonia Gold PLC (a)(d)	260,000	$ 50,004
Petropavlovsk PLC (d)	1,026,970	1,050,590
		1,100,594
United States of America - 5.3%
METALS & MINING - 5.3%
Gold - 5.2%
Allied Nevada Gold Corp. (a)	281,800	935,576
Allied Nevada Gold Corp. (Canada) (a)	30,000	99,991
Gold Resource Corp. (d)	100,000	516,000
Newmont Mining Corp.	1,326,000	32,924,580
Royal Gold, Inc.	611,713	27,582,139
		62,058,286
Precious Metals & Minerals - 0.1%
McEwen Mining, Inc. (a)(d)	679,110	1,378,593
TOTAL METALS & MINING		63,436,879
TOTAL COMMON STOCKS (Cost $1,702,379,215)		1,039,591,044
Commodities - 13.4%
	Troy Ounces
Gold Bullion (a)	82,510	103,250,539
Silver Bullion (a)	2,950,000	59,000,000
TOTAL COMMODITIES (Cost $176,438,543)		162,250,539
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	4,115,414	4,115,414
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	116,590,099	116,590,099
TOTAL MONEY MARKET FUNDS (Cost $120,705,513)		120,705,513
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $1,999,523,271)	1,322,547,096
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(116,287,215)
NET ASSETS - 100%	$ 1,206,259,881
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,564,540 or 1.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,220,224 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,014
Fidelity Securities Lending Cash Central Fund	448,449
Total	$ 456,463
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 116,121,090	$ 368,172,909	$ 294,765,231	$ -	$ 162,147,168
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 3,981	$ -	$ 2,315	$ -	$ -
Kimber Resources, Inc. (144A)	1,379,164	-	774,753	-	-
Total	$ 1,383,145	$ -	$ 777,068	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,039,591,044	$ 1,035,092,181	$ 4,498,863	$ -
Commodities	162,250,539	162,250,539	-	-
Money Market Funds	120,705,513	120,705,513	-	-
Total Investments in Securities:	$ 1,322,547,096	$ 1,318,048,233	$ 4,498,863	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes on an unconsolidated basis was $2,123,702,571. Net unrealized depreciation aggregated $801,258,847, of which $111,341,028 related to appreciated investment securities and $912,599,875 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2013, the Fund held $162,147,168 in the Subsidiary, representing 13.4% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2013

1.810695.109

GOL-QTLY-0114

Consolidated Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.2%
	Shares	Value
Australia - 6.7%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Boart Longyear Ltd. (d)	1,590,000	$ 434,571
METALS & MINING - 6.7%
Gold - 6.7%
Ampella Mining Ltd. (a)(d)	2,785,000	210,594
Beadell Resources Ltd. (a)	10,803,618	7,480,403
Evolution Mining Ltd.	2,371,395	1,307,078
Gryphon Minerals Ltd. (a)	5,060,010	599,290
Intrepid Mines Ltd.:
(Australia) (a)	8,469,798	2,044,848
(Canada) (a)	320,000	76,829
Kingsgate Consolidated NL (d)	453,274	429,473
Medusa Mining Ltd. (a)	2,746,085	4,228,077
Newcrest Mining Ltd.	6,672,758	46,749,169
Papillon Resources Ltd. (a)	2,682,068	2,309,105
Perseus Mining Ltd.:
(Australia) (a)	3,240,134	826,539
(Canada) (a)	1,300,000	342,717
Ramelius Resources Ltd. (a)	980,000	89,283
Red 5 Ltd. (a)	1,326,000	102,684
Regis Resources Ltd.	2,672,293	7,303,777
Resolute Mining Ltd.	2,988,261	1,361,227
Saracen Mineral Holdings Ltd. (a)	4,816,787	877,667
Silver Lake Resources Ltd. (a)	4,346,985	1,841,549
St Barbara Ltd. (a)(d)	4,478,377	1,142,407
Troy Resources NL (a)(d)	195,000	176,766
Troy Resources NL (e)	734,826	671,106
		80,170,588
TOTAL AUSTRALIA		80,605,159
Bailiwick of Jersey - 6.9%
METALS & MINING - 6.9%
Gold - 6.9%
Centamin PLC (a)	4,836,900	3,416,994
Lydian International Ltd. (a)(d)	2,325,200	1,641,936
Polyus Gold International Ltd.	422,400	1,306,716
Polyus Gold International Ltd. sponsored GDR	3,919,931	12,034,188
Randgold Resources Ltd. sponsored ADR	907,395	64,198,196
		82,598,030
Bermuda - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Continental Gold Ltd. (a)	3,076,700	7,705,510
Canada - 59.9%
METALS & MINING - 59.9%
Diversified Metals & Mining - 0.2%
NovaCopper, Inc. (a)(d)	488,333	965,539

	Shares	Value
Rio Alto Mining Ltd. (a)	365,000	$ 560,164
Sabina Gold & Silver Corp. (a)(d)	780,000	425,949
True Gold Mining, Inc. (a)	80,000	24,103
		1,975,755
Gold - 59.0%
Agnico Eagle Mines Ltd. (Canada)	1,509,600	41,176,078
Alacer Gold Corp.	2,235,063	4,482,331
Alamos Gold, Inc.	1,083,000	13,877,818
Argonaut Gold, Inc. (a)	3,620,062	19,121,126
ATAC Resources Ltd. (a)	67,200	44,290
B2Gold Corp. (a)	13,091,858	27,364,584
Banro Corp. (a)(d)	2,326,482	1,533,318
Barrick Gold Corp. (d)	5,548,769	92,000,586
Belo Sun Mining Corp. (a)(d)	6,797,400	2,687,984
Centerra Gold, Inc.	1,501,600	4,495,893
Colossus Minerals, Inc. (a)(d)	2,352,600	664,514
Detour Gold Corp. (a)	2,629,800	10,226,037
Detour Gold Corp. (a)(e)	785,900	3,055,990
Eldorado Gold Corp.	8,553,208	51,378,841
Exeter Resource Corp. (a)	176,641	111,430
Franco-Nevada Corp. (d)	1,109,900	44,527,671
Gabriel Resources Ltd. (a)	1,040,600	852,389
Goldcorp, Inc.	5,105,100	113,676,320
Golden Queen Mining Co. Ltd. (a)	15,000	12,005
GoldQuest Mining Corp. (a)	2,318,500	567,564
Guyana Goldfields, Inc. (a)(d)	2,933,700	5,220,500
Guyana Goldfields, Inc. (a)(e)	155,000	275,821
IAMGOLD Corp.	3,344,000	14,640,429
Kinross Gold Corp.	10,203,691	47,939,382
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	33,692
Kirkland Lake Gold, Inc. (a)(d)	581,000	1,586,385
Lake Shore Gold Corp. (a)(d)	3,226,600	1,291,126
Midas Gold Corp. (a)	100,500	63,398
New Gold, Inc. (a)	8,673,175	44,995,004
NGEx Resources, Inc. (a)	65,000	104,651
Novagold Resources, Inc. (a)(d)	2,787,500	6,456,313
OceanaGold Corp. (a)	3,002,300	5,059,897
Orezone Gold Corp. (a)	372,100	157,655
Osisko Mining Corp. (a)	3,727,331	15,195,691
Osisko Mining Corp. (a)(e)	3,000,000	12,230,487
Pilot Gold, Inc. (a)(d)	1,418,150	1,255,118
Premier Gold Mines Ltd. (a)(d)	6,849,322	10,447,135
Pretium Resources, Inc. (a)(d)	897,238	4,865,917
Pretium Resources, Inc. (a)(e)	225,000	1,220,224
Pretium Resources, Inc. (a)(f)	225,000	1,220,224
Primero Mining Corp. (a)	861,200	4,492,089
Probe Mines Ltd. (a)	85,000	197,674
Richmont Mines, Inc. (a)	240,900	249,496
Romarco Minerals, Inc. (a)	14,013,600	4,947,839
Romarco Minerals, Inc. (a)(e)	5,900,000	2,110,912
Rubicon Minerals Corp. (a)	5,252,102	5,142,817
Sandstorm Gold Ltd. (a)(d)	137,000	621,731
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Seabridge Gold, Inc. (a)(d)	601,905	$ 4,256,008
SEMAFO, Inc. (d)	2,924,700	7,655,274
Sulliden Gold Corp. Ltd. (a)(d)	4,103,400	2,781,704
Teranga Gold Corp. (a)	35,000	15,982
Teranga Gold Corp. CDI unit (a)	3,430,974	1,437,863
Timmins Gold Corp. (a)	122,600	139,672
Torex Gold Resources, Inc. (a)	14,614,400	13,071,914
Yamana Gold, Inc.	6,480,500	58,148,164
		711,384,957
Precious Metals & Minerals - 0.7%
Chesapeake Gold Corp. (a)	12,000	34,234
Dalradian Resources, Inc. (a)(d)	56,000	31,635
Fortuna Mines, Inc. (a)	20,000	67,225
Gold Standard Ventures Corp. (a)	425,400	328,432
MAG Silver Corp. (a)	171,000	1,030,411
Pan American Silver Corp.	28,287	302,019
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	3,421
Silver Wheaton Corp.	56,500	1,179,898
Tahoe Resources, Inc. (a)	341,900	6,039,021
Wildcat Silver Corp. (a)	75,200	22,480
		9,038,776
TOTAL METALS & MINING		722,399,488
Cayman Islands - 0.3%
METALS & MINING - 0.3%
Gold - 0.3%
Endeavour Mining Corp. (a)	7,632,400	4,096,100
Peru - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	517,500	6,106,500
South Africa - 5.9%
METALS & MINING - 5.9%
Gold - 5.9%
AngloGold Ashanti Ltd. sponsored ADR	2,160,708	29,364,022
Gold Fields Ltd.	55,000	220,755
Gold Fields Ltd. sponsored ADR	6,413,126	25,716,635
Harmony Gold Mining Co. Ltd.	1,484,000	4,274,687
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	2,123,300	6,051,405
Sibanye Gold Ltd. ADR (d)	1,195,006	5,915,280
		71,542,784

	Shares	Value
United Kingdom - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Patagonia Gold PLC (a)(d)	260,000	$ 50,004
Petropavlovsk PLC (d)	1,026,970	1,050,590
		1,100,594
United States of America - 5.3%
METALS & MINING - 5.3%
Gold - 5.2%
Allied Nevada Gold Corp. (a)	281,800	935,576
Allied Nevada Gold Corp. (Canada) (a)	30,000	99,991
Gold Resource Corp. (d)	100,000	516,000
Newmont Mining Corp.	1,326,000	32,924,580
Royal Gold, Inc.	611,713	27,582,139
		62,058,286
Precious Metals & Minerals - 0.1%
McEwen Mining, Inc. (a)(d)	679,110	1,378,593
TOTAL METALS & MINING		63,436,879
TOTAL COMMON STOCKS (Cost $1,702,379,215)		1,039,591,044
Commodities - 13.4%
	Troy Ounces
Gold Bullion (a)	82,510	103,250,539
Silver Bullion (a)	2,950,000	59,000,000
TOTAL COMMODITIES (Cost $176,438,543)		162,250,539
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	4,115,414	4,115,414
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	116,590,099	116,590,099
TOTAL MONEY MARKET FUNDS (Cost $120,705,513)		120,705,513
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $1,999,523,271)	1,322,547,096
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(116,287,215)
NET ASSETS - 100%	$ 1,206,259,881
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,564,540 or 1.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,220,224 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,014
Fidelity Securities Lending Cash Central Fund	448,449
Total	$ 456,463
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 116,121,090	$ 368,172,909	$ 294,765,231	$ -	$ 162,147,168
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 3,981	$ -	$ 2,315	$ -	$ -
Kimber Resources, Inc. (144A)	1,379,164	-	774,753	-	-
Total	$ 1,383,145	$ -	$ 777,068	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,039,591,044	$ 1,035,092,181	$ 4,498,863	$ -
Commodities	162,250,539	162,250,539	-	-
Money Market Funds	120,705,513	120,705,513	-	-
Total Investments in Securities:	$ 1,322,547,096	$ 1,318,048,233	$ 4,498,863	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes on an unconsolidated basis was $2,123,702,571. Net unrealized depreciation aggregated $801,258,847, of which $111,341,028 related to appreciated investment securities and $912,599,875 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2013, the Fund held $162,147,168 in the Subsidiary, representing 13.4% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2013

1.810668.109

BIO-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 96.7%
Biotechnology - 96.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,205,963	$ 97,956,878
Acceleron Pharma, Inc. (e)	1,599,169	34,813,909
Acorda Therapeutics, Inc. (a)	1,656,031	57,646,439
ADMA Biologics, Inc.	399,700	3,197,600
Aegerion Pharmaceuticals, Inc. (a)(e)	2,173,495	154,166,000
Agenus, Inc. (a)(d)	150,089	396,235
Agenus, Inc. warrants 6/9/18 (a)	1,548,000	41,997
Agios Pharmaceuticals, Inc. (d)	68,333	1,199,244
Agios Pharmaceuticals, Inc.	83,457	1,318,203
Alexion Pharmaceuticals, Inc. (a)	2,612,080	325,203,960
Alkermes PLC (a)	2,026,794	81,841,942
Alnylam Pharmaceuticals, Inc. (a)	1,595,818	97,664,062
AMAG Pharmaceuticals, Inc. (a)	739,909	18,149,968
Ambit Biosciences Corp. (d)	729,500	9,155,225
Amgen, Inc.	6,756,203	770,747,638
Arena Pharmaceuticals, Inc. (a)(d)	53,045	345,853
ARIAD Pharmaceuticals, Inc. (a)(d)	9,117,251	44,218,667
ArQule, Inc. (a)	8,342	20,271
Array BioPharma, Inc. (a)	600,885	3,437,062
Biogen Idec, Inc. (a)	2,235,967	650,599,318
BioMarin Pharmaceutical, Inc. (a)	2,033,144	143,092,675
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	751
BioTime, Inc. (a)(d)	1,340,195	5,347,378
Bluebird Bio, Inc. (d)	153,175	3,127,834
Bluebird Bio, Inc.	28,244	519,068
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	65,318
warrants 5/30/17 (a)	282,100	200,632
Celgene Corp. (a)	2,799,607	452,892,424
Cell Therapeutics, Inc. (a)(d)	5,779,280	11,211,803
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	39,783
Celldex Therapeutics, Inc. (a)(d)	2,982,484	82,793,756
Cepheid, Inc. (a)(d)	638,300	28,991,586
Chimerix, Inc.	324,647	5,200,845
Clovis Oncology, Inc. (a)	899,719	54,235,061
Cubist Pharmaceuticals, Inc.	1,164,008	79,746,188
Curis, Inc. (a)(d)	3,562,162	11,398,918
Cytokinetics, Inc. (a)(d)	1,063,466	6,901,894
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	547,358
Dendreon Corp. (a)(d)	887,140	2,634,806
Dyax Corp. (a)(e)	10,908,795	92,724,758
Dynavax Technologies Corp. (a)	53,843	95,302
Elan Corp. PLC sponsored ADR (a)	7,198	130,140
Emergent BioSolutions, Inc. (a)	234,700	5,269,015
Enanta Pharmaceuticals, Inc.	53,445	1,444,618
Epizyme, Inc. (d)	1,218,630	25,518,112
Esperion Therapeutics, Inc.	78,392	935,217
Exact Sciences Corp. (a)	1,393,802	17,115,889
Exelixis, Inc. (a)(d)	1,725,987	10,062,504
Fate Therapeutics, Inc.	1,381,284	6,961,671

	Shares	Value
Fibrocell Science, Inc. (a)	2,432,240	$ 9,972,184
Fibrocell Science, Inc. (a)	894,400	3,667,040
Genmab A/S (a)	302,451	12,533,946
Genomic Health, Inc. (a)	558,528	19,649,015
Geron Corp. (a)	3,439,635	18,470,840
Gilead Sciences, Inc. (a)	17,269,043	1,291,897,106
Halozyme Therapeutics, Inc. (a)(d)	2,474,023	36,516,579
Hyperion Therapeutics, Inc. (a)(d)(e)	1,712,983	43,749,586
Idenix Pharmaceuticals, Inc. (a)(d)	179,922	966,181
ImmunoGen, Inc. (a)(d)	1,586,457	23,051,220
Immunomedics, Inc. (a)(d)	3,014,504	13,022,657
Incyte Corp. (a)	2,418,094	112,683,180
Infinity Pharmaceuticals, Inc. (a)	954,233	13,941,344
Intercept Pharmaceuticals, Inc. (a)(e)	1,315,567	68,896,244
InterMune, Inc. (a)(d)	3,525,413	48,756,462
Intrexon Corp.	164,600	3,767,694
Intrexon Corp. (a)	133,761	2,755,610
Ironwood Pharmaceuticals, Inc.Class A (a)	4,692,810	53,591,890
Isis Pharmaceuticals, Inc. (a)(d)	2,288,076	88,685,826
KaloBios Pharmaceuticals, Inc.	1,288,200	5,461,968
KaloBios Pharmaceuticals, Inc. (f)	224,464	951,727
Karyopharm Therapeutics, Inc. (e)	1,799,700	29,317,113
Keryx Biopharmaceuticals, Inc. (a)	190,259	2,642,698
KYTHERA Biopharmaceuticals, Inc. (a)(d)(e)	1,304,079	50,832,999
Lexicon Pharmaceuticals, Inc. (a)	8,359,023	20,061,655
Ligand Pharmaceuticals, Inc.Class B (a)(d)(e)	1,497,001	83,353,016
Macrogenics, Inc. (d)	726,543	19,231,593
MannKind Corp. (a)(d)	6,279,721	31,335,808
Medivation, Inc. (a)	1,958,696	123,417,435
Merrimack Pharmaceuticals, Inc. (a)	44,600	175,724
Mirati Therapeutics, Inc. (a)	198,700	3,324,251
Momenta Pharmaceuticals, Inc. (a)	1,149,777	20,454,533
Myriad Genetics, Inc. (a)(d)	1,419,290	42,223,878
Neurocrine Biosciences, Inc. (a)	2,330,609	22,886,580
NeurogesX, Inc. (a)	3,131,785	15,659
NewLink Genetics Corp. (a)(d)	1,201,924	27,043,290
Novavax, Inc. (a)(d)	9,222,934	34,309,314
Novelos Therapeutics, Inc. (a)	2,334,890	910,607
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	567
NPS Pharmaceuticals, Inc. (a)	2,457,213	64,894,995
OncoMed Pharmaceuticals, Inc. (d)	175,400	2,360,884
Onconova Therapeutics, Inc. (d)	610,740	8,959,556
Ophthotech Corp. (d)	1,469,224	41,505,578
Opko Health, Inc. (a)(d)	7,277,029	76,699,886
Oragenics, Inc. (a)	1,058,300	3,164,317
Oragenics, Inc. (a)	1,558,058	4,658,593
Orexigen Therapeutics, Inc. (a)	4,906,585	33,511,976
Osiris Therapeutics, Inc. (a)(d)(e)	2,020,095	35,523,371
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
OvaScience, Inc. (a)	212,300	$ 2,031,711
PDL BioPharma, Inc. (d)	1,159,133	11,324,729
Pharmacyclics, Inc. (a)	1,249,513	155,589,359
PolyMedix, Inc. (a)(e)	115,509	2,587
PolyMedix, Inc. warrants 4/10/16 (a)	2,961,167	30
Portola Pharmaceuticals, Inc.	1,502,087	37,552,175
Progenics Pharmaceuticals, Inc. (a)(e)	7,575,263	38,785,347
Prosensa Holding BV (a)	3,166	15,482
Protalix BioTherapeutics, Inc. (a)(d)	1,055,842	4,149,459
Prothena Corp. PLC (a)	366,932	10,358,490
PTC Therapeutics, Inc. (a)(d)	495,938	7,771,348
Puma Biotechnology, Inc. (a)	582,258	28,990,626
Raptor Pharmaceutical Corp. (a)(d)(e)	3,086,957	42,877,833
Receptos, Inc.	59,769	1,383,055
Regeneron Pharmaceuticals, Inc. (a)	1,116,725	328,160,809
Regulus Therapeutics, Inc. (a)	1,600,001	10,064,006
Rigel Pharmaceuticals, Inc. (a)	15,551	41,366
Sangamo Biosciences, Inc. (a)(d)(e)	3,841,485	46,904,532
Sarepta Therapeutics, Inc. (a)(d)	566,670	10,562,729
Seattle Genetics, Inc. (a)(d)	1,983,060	81,483,935
Sophiris Bio, Inc. (a)(e)	1,289,615	5,485,916
Sorrento Therapeutics, Inc. (a)	471,200	4,146,560
Sorrento Therapeutics, Inc. (a)	133,000	1,170,400
Spectrum Pharmaceuticals, Inc. (d)(e)	4,223,900	40,676,157
Stemline Therapeutics, Inc. (e)	1,243,399	25,688,623
Sunesis Pharmaceuticals, Inc. (a)(d)	2,100,978	10,609,939
Synageva BioPharma Corp. (a)(d)	508,324	30,707,853
Synergy Pharmaceuticals, Inc. (a)(d)	2,411,172	11,067,279
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	549,320
Synta Pharmaceuticals Corp. (a)(d)	3,520,817	17,850,542
Synthetic Biologics, Inc. (a)	900	1,152
TESARO, Inc. (a)	1,555,667	60,671,013
Theravance, Inc. (a)(d)	1,419,256	53,591,107
Threshold Pharmaceuticals, Inc. (a)	1,262,685	6,225,037
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	1,666,127
United Therapeutics Corp. (a)	1,003,551	92,637,793
Verastem, Inc. (a)	897,567	9,496,259
Vertex Pharmaceuticals, Inc. (a)	3,539,631	245,721,184
Vical, Inc. (a)(d)(e)	6,407,245	7,432,404
XOMA Corp. (a)	178,298	852,264
ZIOPHARM Oncology, Inc. (a)(d)	3,811,792	15,933,291
		7,517,359,778
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	314,300	3

	Shares	Value
Aradigm Corp. (a)	6,398,160	$ 1,183,660
InVivo Therapeutics Holdings Corp. (a)	1,004,700	1,989,306
		3,172,969
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Intra-Cellular Therapies, Inc. (g)	100	572
Intra-Cellular Therapies, Inc.	900,410	5,717,604
		5,718,176
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)(d)	1,177,641	706,702
ChromaDex, Inc. (a)(d)	2,195,100	2,326,806
Transgenomic, Inc. (a)	3,392,882	1,526,797
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	14
		4,560,319
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	1,666,700	250,172
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
AcelRx Pharmaceuticals, Inc. (a)(d)	654,629	6,402,272
Auxilium Pharmaceuticals, Inc. (a)	628,851	12,834,849
AVANIR Pharmaceuticals Class A (a)	4,969,885	22,066,289
Horizon Pharma, Inc. (a)(d)	2,319,967	16,750,162
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	319,539	964,030
warrants 9/25/17 (a)	759,050	2,140,217
Jazz Pharmaceuticals PLC (a)	319,665	37,375,232
Pacira Pharmaceuticals, Inc. (a)(d)	1,026,533	56,654,356
Repros Therapeutics, Inc. (a)	776,100	13,310,115
TherapeuticsMD, Inc. (a)	1,330,507	6,506,179
Zogenix, Inc. (a)(d)(e)	9,804,706	31,669,200
Zogenix, Inc. warrants 7/27/17 (a)	498,465	185,843
		206,858,744
TOTAL COMMON STOCKS (Cost $4,791,807,298)		7,737,920,158
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals, Inc.Series E (a)(g)	981,626	4,476,215
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
aTyr Pharma, Inc. 8.00% (g)	3,455,296	$ 8,738,444
Zafgen, Inc. Series E (a)(g)	5,172,990	11,238,321
		19,976,765
TOTAL CONVERTIBLE PREFERRED STOCKS		24,452,980
Nonconvertible Preferred Stocks - 0.1%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(g)	207,494	4,425,847
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia TherapeuticsSeries D (g)	3,661,108	59,749
Equilibrate Worldwide Therapeutics Series D (g)	3,661,108	147,067
Neuropathic Worldwide Therapeutics Series D (g)	3,661,108	27,568
Oculus Worldwide Therapeutics Series D (g)	3,661,108	45,947
Orchestrate U.S. Therapeutics, Inc. Series D (g)	3,661,108	64,326
Orchestrate Worldwide Therapeutics Series D (g)	3,661,108	114,886
		459,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,885,390
TOTAL PREFERRED STOCKS (Cost $31,586,293)		29,338,370
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.10% (b)	20,735,308	20,735,308
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	559,801,893	559,801,893
TOTAL MONEY MARKET FUNDS (Cost $580,537,201)		580,537,201
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $5,403,930,792)		8,347,795,729
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(575,809,595)
NET ASSETS - 100%		$ 7,771,986,134
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $951,727 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,338,942 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 8,738,444
Equilibrate Asia TherapeuticsSeries D	5/17/13	$ 59,749
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 147,067
Intra-Cellular Therapies, Inc.	8/29/13	$ 635
Moderna LLC Series D, 8.00%	11/6/13	$ 4,425,847
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 27,568
Oculus Worldwide Therapeutics Series D	5/17/13	$ 45,947
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 64,326
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 114,886
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Zafgen, Inc. Series E	11/25/13	$ 11,238,321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,195
Fidelity Securities Lending Cash Central Fund	8,836,831
Total	$ 8,864,026
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$ -	$ 34,318,702	$ -	$ -	$ 34,813,909
Aegerion Pharmaceuticals, Inc.	59,281,220	57,064,799	51,857,257	-	154,166,000
Agenus, Inc.	642,381	-	-	-	-
Agenus, Inc. warrants 6/9/18	78,596	-	-	-	-
Cell Therapeutics, Inc.	8,945,719	-	1,057,557	-	-
Cell Therapeutics, Inc. warrants 7/6/16	20,931	-	-	-	-
Coronado Biosciences, Inc.	-	18,641,698	4,602,336	-	-
Cytokinetics, Inc.	6,368,038	-	-	-	-
Cytokinetics, Inc. warrants 6/25/17	393,737	-	-	-	-
Dyax Corp.	12,120,655	53,384,996	1,592,713	-	92,724,758
Hyperion Therapeutics, Inc.	-	38,800,928	-	-	43,749,586
Intercept Pharmaceuticals, Inc.	4,597,883	58,319,907	-	-	68,896,244
Karyopharm Therapeutics, Inc.	-	31,152,018	-	-	29,317,113
KYTHERA Biopharmaceuticals, Inc.	-	51,350,080	-	-	50,832,999
Ligand Pharmaceuticals, Inc. Class B	9,019,689	37,667,095	-	-	83,353,016
Novavax, Inc.	13,380,647	5,266,140	-	-	-
Novelos Therapeutics, Inc.	1,144,096	-	-	-	-
Novelos Therapeutics, Inc. warrants 12/6/16	23,713	-	-	-	-
Orexigen Therapeutics, Inc.	15,372,407	19,047,180	2,254,854	-	-
Osiris Therapeutics, Inc.	2,851,890	28,257,412	-	-	35,523,371
PolyMedix, Inc.	698,828	-	-	-	2,587
PolyMedix, Inc. warrants 4/10/16	4,541	-	-	-	-
Progenics Pharmaceuticals, Inc.	11,847,515	14,774,742	837,716	-	38,785,347
Raptor Pharmaceutical Corp.	7,318,718	9,155,046	-	-	42,877,833
Sangamo Biosciences, Inc.	19,381,686	21,083,675	-	-	46,904,532
Sophiris Bio, Inc.	-	6,305,000	88,563	-	5,485,916
Spectrum Pharmaceuticals, Inc.	39,774,600	7,913,424	2,109,435	-	40,676,157
Stemline Therapeutics, Inc.	5,884,230	14,212,900	-	-	25,688,623
Targacept, Inc.	5,509,566	4,261,692	10,108,560	-	-
Vical, Inc.	12,922,016	8,780,477	-	-	7,432,404
Zogenix, Inc.	2,701,510	15,232,983	217,706	-	31,669,200
Zogenix, Inc. warrants 7/27/17	5,428	-	-	-	-
Total	$ 240,290,240	$ 534,990,894	$ 74,726,697	$ -	$ 832,899,595
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 7,737,920,158	$ 7,709,308,844	$ 17,407,219	$ 11,204,095
Preferred Stocks	29,338,370	-	-	29,338,370
Money Market Funds	580,537,201	580,537,201	-	-
Total Investments in Securities:	$ 8,347,795,729	$ 8,289,846,045	$ 17,407,219	$ 40,542,465
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $5,437,510,015. Net unrealized appreciation aggregated $2,910,285,714, of which $3,127,212,873 related to appreciated investment securities and $216,927,159 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2013

1.810703.109

ENS-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 99.6%
Oil & Gas Drilling - 18.0%
C.A.T. oil AG (Bearer)	36,800	$ 1,167,340
Cathedral Energy Services Ltd.	272,100	1,293,214
Ensco PLC Class A	922,600	54,507,208
Hercules Offshore, Inc. (a)	334,900	2,140,011
Nabors Industries Ltd.	276,700	4,579,385
Noble Corp.	1,165,135	44,414,946
Ocean Rig UDW, Inc. (United States) (a)	843,313	17,566,210
Odfjell Drilling A/S	1,544,047	10,332,541
Pacific Drilling SA (a)	277,200	3,132,360
Rowan Companies PLC (a)	538,400	18,639,408
Transocean Ltd. (United States)	134,400	6,771,072
Unit Corp. (a)	98,200	4,729,312
Vantage Drilling Co. (a)	8,539,100	15,968,117
Xtreme Drilling & Coil Services Corp. (a)	2,852,300	9,261,150
		194,502,274
Oil & Gas Equipment & Services - 81.6%
Baker Hughes, Inc.	839,122	47,796,389
C&J Energy Services, Inc. (a)(d)	100,000	2,370,000
Cameron International Corp. (a)	1,544,188	85,532,573
Core Laboratories NV (d)	146,300	26,647,082
Dresser-Rand Group, Inc. (a)	330,800	18,670,352
Dril-Quip, Inc. (a)	313,600	34,044,416
Exterran Holdings, Inc. (a)(d)	106,100	3,450,372
FMC Technologies, Inc. (a)	887,062	42,667,682
Geospace Technologies Corp. (a)(d)	53,600	4,677,672
Gulf Island Fabrication, Inc.	54,781	1,449,505
Halliburton Co.	3,190,734	168,087,867
Helix Energy Solutions Group, Inc. (a)	331,100	7,353,731
Hornbeck Offshore Services, Inc. (a)	233,200	11,806,916
National Oilwell Varco, Inc.	1,489,562	121,399,303
Oceaneering International, Inc.	419,600	32,388,924
Oil States International, Inc. (a)	239,100	24,471,885
Petrofac Ltd.	486,300	10,073,976
Schlumberger Ltd.	2,170,111	191,881,215
ShawCor Ltd. Class A	65,800	2,452,289
Spectrum ASA	315,910	1,881,997
Tesco Corp. (a)	377,585	6,751,220
Weatherford International Ltd. (a)	2,216,566	34,711,424
		880,566,790
TOTAL ENERGY EQUIPMENT & SERVICES		1,075,069,064

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp.	69,200	$ 1,259,440
Oil & Gas Refining & Marketing - 0.0%
San-Ai Oil Co. Ltd.	34,000	150,676
Oil & Gas Storage & Transport - 0.3%
StealthGas, Inc. (a)	233,500	2,867,380
TOTAL OIL, GAS & CONSUMABLE FUELS		4,277,496
TOTAL COMMON STOCKS (Cost $699,960,368)		1,079,346,560
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.10% (b)	91	91
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,550,800	6,550,800
TOTAL MONEY MARKET FUNDS (Cost $6,550,891)		6,550,891
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $706,511,259)		1,085,897,451
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,008,898)
NET ASSETS - 100%		$ 1,079,888,553
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,518
Fidelity Securities Lending Cash Central Fund	10,830
Total	$ 31,348
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $708,932,199. Net unrealized appreciation aggregated $376,965,252, of which $380,358,185 related to appreciated investment securities and $3,392,933 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2013

1.810674.109

PRC-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CAPITAL MARKETS - 0.6%
Asset Management & Custody Banks - 0.6%
Carlyle Group LP	129,000	$ 4,192,500
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc. Class B (a)	32,700	3,810,531
Specialized Finance - 0.1%
The NASDAQ Stock Market, Inc.	12,500	491,125
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,301,656
INSURANCE - 96.7%
Insurance Brokers - 10.2%
Aon PLC	23,800	1,943,032
Arthur J. Gallagher & Co.	304,200	14,157,468
Brown & Brown, Inc.	322,100	10,184,802
Marsh & McLennan Companies, Inc.	805,800	38,235,210
		64,520,512
Life & Health Insurance - 25.2%
AFLAC, Inc.	417,600	27,716,112
Lincoln National Corp.	185,700	9,531,981
MetLife, Inc.	988,275	51,578,073
Primerica, Inc.	84,000	3,614,520
Principal Financial Group, Inc.	56,300	2,850,469
Protective Life Corp.	110,000	5,277,800
Prudential Financial, Inc.	243,889	21,647,588
Prudential PLC	935,234	19,945,797
Symetra Financial Corp.	242,300	4,644,891
Torchmark Corp.	128,900	9,796,400
Unum Group	98,000	3,289,860
		159,893,491
Multi-Line Insurance - 12.9%
American Financial Group, Inc.	42,500	2,450,550
American International Group, Inc.	819,700	40,780,075
American International Group, Inc. warrants 1/19/21 (a)	61,569	1,274,478
FBD Holdings PLC	126,200	2,872,299
Hartford Financial Services Group, Inc.	504,200	17,964,646
Zurich Insurance Group AG	59,170	16,509,370
		81,851,418
Property & Casualty Insurance - 42.9%
ACE Ltd.	493,549	50,726,966
Allied World Assurance Co. Holdings Ltd.	207,900	23,419,935
Allstate Corp.	366,700	19,900,809

	Shares	Value
Beazley PLC	1,586,896	$ 6,413,696
esure Group PLC	1,452,100	6,035,221
Fidelity National Financial, Inc. Class A	702,100	20,410,047
First American Financial Corp.	325,200	8,604,792
Hanover Insurance Group, Inc.	109,800	6,622,038
Hiscox Ltd.	594,981	6,600,787
Lancashire Holdings Ltd.	588,000	7,576,887
ProAssurance Corp.	325,800	15,664,464
Progressive Corp.	332,700	9,292,311
The Chubb Corp.	394,058	38,006,894
The Travelers Companies, Inc.	540,700	49,063,118
W.R. Berkley Corp.	41,300	1,808,527
XL Group PLC Class A	62,800	2,008,972
		272,155,464
Reinsurance - 5.5%
Everest Re Group Ltd.	174,500	27,366,835
Reinsurance Group of America, Inc.	48,400	3,629,032
RenaissanceRe Holdings Ltd.	37,000	3,503,900
Third Point Reinsurance Ltd.	38,100	634,746
		35,134,513
TOTAL INSURANCE		613,555,398
TOTAL COMMON STOCKS (Cost $502,181,079)		622,049,554
Money Market Funds - 2.5%

Fidelity Cash Central Fund,0.10% (b) (Cost $15,919,907)	15,919,907	15,919,907
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $518,100,986)		637,969,461
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,317,605)
NET ASSETS - 100%		$ 634,651,856
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,478
Fidelity Securities Lending Cash Central Fund	329
Total	$ 9,807
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 622,049,554	$ 602,103,757	$ 19,945,797	$ -
Money Market Funds	15,919,907	15,919,907	-	-
Total Investments in Securities:	$ 637,969,461	$ 618,023,664	$ 19,945,797	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $519,607,652. Net unrealized appreciation aggregated $118,361,809, of which $119,157,351 related to appreciated investment securities and $795,542 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2013

1.810717.109

RET-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BEVERAGES - 0.5%
Distillers & Vintners - 0.5%
Remy Cointreau SA	72,000	$ 6,139,058
FOOD & STAPLES RETAILING - 1.2%
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	111,500	13,985,445
FOOD PRODUCTS - 2.4%
Packaged Foods & Meats - 2.4%
Annie's, Inc. (a)(d)	239,700	11,014,215
Associated British Foods PLC	451,000	16,921,682
		27,935,897
HOUSEHOLD DURABLES - 0.7%
Household Appliances - 0.7%
Techtronic Industries Co. Ltd.	2,820,500	7,585,559
INTERNET & CATALOG RETAIL - 25.7%
Internet Retail - 25.7%
Amazon.com, Inc. (a)	346,120	136,239,754
Netflix, Inc. (a)	90,900	33,251,220
Ocado Group PLC (a)	1,558,000	10,426,864
priceline.com, Inc. (a)	75,280	89,758,602
TripAdvisor, Inc. (a)	291,000	25,701,120
		295,377,560
SOFTWARE - 1.3%
Home Entertainment Software - 1.3%
Take-Two Interactive Software, Inc. (a)	909,350	14,876,966
SPECIALTY RETAIL - 51.5%
Apparel Retail - 22.8%
Express, Inc. (a)	892,102	21,954,630
H&M Hennes & Mauritz AB (B Shares)	465,100	19,711,984
Inditex SA	141,462	22,556,849
L Brands, Inc.	701,789	45,609,267
Ross Stores, Inc.	536,795	41,043,346
TJX Companies, Inc.	1,306,400	82,146,432
Urban Outfitters, Inc. (a)	747,600	29,171,352
		262,193,860
Automotive Retail - 6.9%
AutoZone, Inc. (a)	88,783	40,982,233
O'Reilly Automotive, Inc. (a)	311,565	38,933,162
		79,915,395
Home Improvement Retail - 17.8%
Home Depot, Inc.	2,207,200	178,054,825
Lowe's Companies, Inc.	558,300	26,508,084
		204,562,909
Specialty Stores - 4.0%
Dick's Sporting Goods, Inc.	496,100	28,039,572

	Shares	Value
Sally Beauty Holdings, Inc. (a)	498,000	$ 14,013,720
The Container Store Group, Inc.	96,700	3,934,723
		45,988,015
TOTAL SPECIALTY RETAIL		592,660,179
TEXTILES, APPAREL & LUXURY GOODS - 15.6%
Apparel, Accessories & Luxury Goods - 15.6%
adidas AG	184,600	22,454,703
Compagnie Financiere Richemont SA Series A	193,300	19,641,361
G-III Apparel Group Ltd. (a)	569,344	34,302,976
Kering SA	82,000	18,189,576
lululemon athletica, Inc. (a)(d)	241,657	16,848,326
Prada SpA	808,000	7,801,149
PVH Corp.	191,300	25,618,896
Swatch Group AG (Bearer) (Reg.)	106,267	11,876,486
VF Corp.	97,503	22,872,254
		179,605,727
TOTAL COMMON STOCKS (Cost $812,241,323)		1,138,166,391
Convertible Bonds - 0.1%
Principal Amount
SOFTWARE - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	1,135,625
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	15,226,190	15,226,190
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,794,075	5,794,075
TOTAL MONEY MARKET FUNDS (Cost $21,020,265)		21,020,265
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $834,261,588)		1,160,322,281
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(9,011,773)
NET ASSETS - 100%		$ 1,151,310,508
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,338
Fidelity Securities Lending Cash Central Fund	140,643
Total	$ 150,981
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,138,166,391	$ 1,138,166,391	$ -	$ -
Convertible Bonds	1,135,625	-	1,135,625	-
Money Market Funds	21,020,265	21,020,265	-	-
Total Investments in Securities:	$ 1,160,322,281	$ 1,159,186,656	$ 1,135,625	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $835,698,247. Net unrealized appreciation aggregated $324,624,034, of which $326,301,407 related to appreciated investment securities and $1,677,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2013

1.810707.109

PHR-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 4.6%
Biotechnology - 4.6%
Agios Pharmaceuticals, Inc.	2,300	$ 40,365
Agios Pharmaceuticals, Inc.	18,514	292,429
Alexion Pharmaceuticals, Inc. (a)	14,700	1,830,150
AMAG Pharmaceuticals, Inc. (a)	110,000	2,698,300
Amgen, Inc.	166,700	19,017,136
Celldex Therapeutics, Inc. (a)	33,100	918,856
Cubist Pharmaceuticals, Inc.	131,900	9,036,469
Discovery Laboratories, Inc. (a)	232,000	556,800
Elan Corp. PLC sponsored ADR (a)	481,300	8,701,904
Genmab A/S (a)	53,100	2,199,989
Gentium SpA sponsored ADR (a)	54,000	2,927,880
Grifols SA Class B	5,400	184,241
Innate Pharma SA (a)(d)	244,300	1,566,481
Insmed, Inc. (a)	72,100	1,168,020
Intercept Pharmaceuticals, Inc. (a)	15,798	827,341
Medivation, Inc. (a)	74,500	4,694,245
Novavax, Inc. (a)	336,200	1,250,664
Regulus Therapeutics, Inc. (a)	54,000	339,660
Swedish Orphan Biovitrum AB (a)	153,900	1,602,135
Vanda Pharmaceuticals, Inc. (a)	134,200	1,575,508
		61,428,573
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Royal DSM NV	39,201	3,076,516
FOOD PRODUCTS - 0.2%
Packaged Foods & Meats - 0.2%
Mead Johnson Nutrition Co. Class A	37,400	3,160,674
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Health Care Equipment - 2.2%
Abbott Laboratories	730,500	27,897,795
DBV Technologies SA (a)	83,000	1,095,983
Genmark Diagnostics, Inc. (a)	63,400	754,460
		29,748,238
Health Care Supplies - 0.7%
Ansell Ltd.	163,231	3,020,332
Antares Pharma, Inc. (a)(d)	410,000	1,615,400
Cerus Corp. (a)	211,700	1,416,273
West Pharmaceutical Services, Inc.	62,300	3,110,016
		9,162,021
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		38,910,259
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Health Care Distributors & Services - 0.8%
McKesson Corp.	31,200	5,175,768
PharMerica Corp. (a)	247,800	5,595,324
		10,771,092

	Shares	Value
HOUSEHOLD PRODUCTS - 1.0%
Household Products - 1.0%
Reckitt Benckiser Group PLC	158,400	$ 12,727,521
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	14,700	3,763,337
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
MYOS Corp. (a)	2,000,000	300,200
Prestige Brands Holdings, Inc. (a)	125,892	4,436,434
		4,736,634
PHARMACEUTICALS - 88.7%
Pharmaceuticals - 88.7%
AbbVie, Inc.	1,800,690	87,243,431
Actavis PLC (a)	409,020	66,698,891
Aerie Pharmaceuticals, Inc.	100,000	1,125,000
Akorn, Inc. (a)	46,100	1,187,075
ALK-Abello A/S	30,500	3,416,013
Allergan, Inc.	94,700	9,190,635
AstraZeneca PLC sponsored ADR	1,201,200	68,696,628
Auxilium Pharmaceuticals, Inc. (a)	63,900	1,304,199
Bayer AG	83,700	11,165,973
Biodelivery Sciences International, Inc. (a)(d)	563,600	2,705,280
Bristol-Myers Squibb Co.	1,109,410	57,001,486
Cadence Pharmaceuticals, Inc. (a)	30,900	278,718
DepoMed, Inc. (a)	431,600	3,806,712
Durect Corp. (a)	888,800	1,555,400
Eli Lilly & Co.	254,000	12,755,880
Endo Health Solutions, Inc. (a)(d)	287,800	19,337,282
Genomma Lab Internacional SA de CV (a)	860,300	2,521,297
GlaxoSmithKline PLC sponsored ADR	936,900	49,580,748
Hikma Pharmaceuticals PLC	90,371	1,783,906
Hospira, Inc. (a)	50,300	1,977,293
Impax Laboratories, Inc. (a)	273,500	6,574,940
Jazz Pharmaceuticals PLC (a)	172,300	20,145,316
Johnson & Johnson	928,700	87,910,742
Merck & Co., Inc.	1,184,236	59,010,480
Mylan, Inc. (a)	956,800	42,223,584
Novartis AG sponsored ADR	941,598	74,499,234
Novo Nordisk A/S Series B sponsored ADR	107,200	19,159,856
Pain Therapeutics, Inc.	233,817	1,070,882
Paladin Labs, Inc. (a)	65,100	7,110,065
Perrigo Co. (d)	402,900	62,808,081
Pfizer, Inc.	2,434,688	77,252,650
Questcor Pharmaceuticals, Inc. (d)	171,500	9,948,715
Roche Holding AG (participation certificate)	121,217	33,792,858
Salix Pharmaceuticals Ltd. (a)	253,500	21,499,335
Sanofi SA sponsored ADR	1,967,122	103,923,056
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Santarus, Inc. (a)	266,100	$ 8,563,098
Shire PLC sponsored ADR (d)	280,400	38,081,124
Teva Pharmaceutical Industries Ltd. sponsored ADR	612,089	24,948,748
The Medicines Company (a)	287,000	10,507,070
UCB SA	190,000	12,749,590
Valeant Pharmaceuticals International, Inc. (Canada) (a)	442,127	47,646,979
ViroPharma, Inc. (a)	177,300	8,778,123
XenoPort, Inc. (a)	167,700	895,518
Zoetis, Inc. Class A	123,400	3,843,910
		1,186,275,801
TOTAL COMMON STOCKS (Cost $973,463,413)		1,324,850,407
Convertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (e) (Cost $200,000)	112,714	200,000
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.10% (b)	11,119,894	11,119,894
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	92,919,933	92,919,933
TOTAL MONEY MARKET FUNDS (Cost $104,039,827)		104,039,827
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $1,077,703,240)		1,429,090,234
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(91,648,243)
NET ASSETS - 100%		$ 1,337,441,991
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$ 200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,207
Fidelity Securities Lending Cash Central Fund	214,434
Total	$ 235,641
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,324,850,407	$ 1,324,373,737	$ 476,670	$ -
Convertible Preferred Stocks	200,000	-	-	200,000
Money Market Funds	104,039,827	104,039,827	-	-
Total Investments in Securities:	$ 1,429,090,234	$ 1,428,413,564	$ 476,670	$ 200,000
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,080,168,592. Net unrealized appreciation aggregated $348,921,642, of which $351,781,466 related to appreciated investment securities and $2,859,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

November 30, 2013

1.810686.109

SAV-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CAPITAL MARKETS - 1.0%
Investment Banking & Brokerage - 1.0%
E*TRADE Financial Corp. (a)	144,400	$ 2,587,648
COMMERCIAL BANKS - 7.1%
Diversified Banks - 4.9%
U.S. Bancorp	158,400	6,212,448
Wells Fargo & Co.	133,900	5,894,278
		12,106,726
Regional Banks - 2.2%
PNC Financial Services Group, Inc.	72,100	5,548,095
TOTAL COMMERCIAL BANKS		17,654,821
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Support Services - 0.6%
Intrum Justitia AB	61,000	1,553,050
CONSUMER FINANCE - 25.6%
Consumer Finance - 25.6%
American Express Co.	166,700	14,302,860
Capital One Financial Corp.	249,500	17,871,684
Cash America International, Inc.	31,746	1,193,967
Discover Financial Services	168,600	8,986,380
EZCORP, Inc. (non-vtg.) Class A (a)	67,800	791,904
First Cash Financial Services, Inc. (a)	65,300	4,151,774
International Personal Finance PLC	87,500	850,467
Nelnet, Inc. Class A	48,100	2,164,500
SLM Corp.	495,900	13,215,735
		63,529,271
DIVERSIFIED FINANCIAL SERVICES - 10.1%
Other Diversified Financial Services - 9.4%
Bank of America Corp.	507,300	8,025,486
Citigroup, Inc.	141,500	7,488,180
JPMorgan Chase & Co.	137,600	7,873,472
		23,387,138
Specialized Finance - 0.7%
PHH Corp. (a)(d)	76,000	1,827,040
TOTAL DIVERSIFIED FINANCIAL SERVICES		25,214,178
IT SERVICES - 19.9%
Data Processing & Outsourced Services - 19.9%
Alliance Data Systems Corp. (a)(d)	7,900	1,913,854
EVERTEC, Inc.	3,900	86,073
FleetCor Technologies, Inc. (a)	24,200	2,947,076
Global Payments, Inc.	33,100	2,086,955
MasterCard, Inc. Class A	23,200	17,650,792
Total System Services, Inc.	252,200	7,830,810
Visa, Inc. Class A	83,884	17,067,039
		49,582,599

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 13.9%
Mortgage REITs - 13.9%
American Capital Agency Corp.	405,600	$ 8,266,128
Annaly Capital Management, Inc.	790,700	8,033,512
Capstead Mortgage Corp.	57,300	689,319
Chimera Investment Corp.	1,071,300	3,160,335
Hatteras Financial Corp.	172,500	2,882,475
Invesco Mortgage Capital, Inc.	195,057	2,945,361
MFA Financial, Inc.	677,100	4,936,059
New Residential Investment Corp.	288,600	1,743,144
Redwood Trust, Inc. (d)	100,200	1,861,716
		34,518,049
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Services - 1.2%
Altisource Portfolio Solutions SA	18,700	3,010,326
THRIFTS & MORTGAGE FINANCE - 20.3%
Thrifts & Mortgage Finance - 20.3%
BofI Holding, Inc. (a)	18,500	1,516,260
Capitol Federal Financial, Inc.	98,000	1,181,880
EverBank Financial Corp.	48,100	821,067
Flagstar Bancorp, Inc. (a)	34,100	625,735
Hudson City Bancorp, Inc.	775,685	7,244,898
MGIC Investment Corp. (a)	422,653	3,427,716
Nationstar Mortgage Holdings, Inc. (a)(d)	95,600	3,788,628
New York Community Bancorp, Inc. (d)	472,200	7,800,744
Northfield Bancorp, Inc.	49,900	648,700
Ocwen Financial Corp. (a)	171,900	9,739,854
People's United Financial, Inc.	309,100	4,679,774
Provident Financial Services, Inc.	37,100	725,305
Radian Group, Inc.	232,565	3,316,377
TFS Financial Corp. (a)	234,000	2,742,480
Washington Federal, Inc.	92,300	2,158,897
		50,418,315
TOTAL COMMON STOCKS (Cost $192,741,314)		248,068,257
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,094,944	$ 1,094,944
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	14,762,950	14,762,950
TOTAL MONEY MARKET FUNDS (Cost $15,857,894)		15,857,894
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $208,599,208)		263,926,151
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(15,238,615)
NET ASSETS - 100%		$ 248,687,536
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,757
Fidelity Securities Lending Cash Central Fund	43,330
Total	$ 46,087
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $209,220,599. Net unrealized appreciation aggregated $54,705,552, of which $62,639,618 related to appreciated investment securities and $7,934,066 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

November 30, 2013

1.810669.109

BSO-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Office Services & Supplies - 0.5%
West Corp.	268,500	$ 6,183,555
COMPUTERS & PERIPHERALS - 1.5%
Computer Hardware - 0.5%
NCR Corp. (a)	163,400	5,710,830
Computer Storage & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	329,800	13,060,080
TOTAL COMPUTERS & PERIPHERALS		18,770,910
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
H&R Block, Inc.	213,300	5,948,937
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A	1,000	40,490
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
Demandware, Inc. (a)	118,420	6,710,861
Endurance International Group Holdings, Inc. (d)	587,400	8,393,946
Web.com Group, Inc. (a)	309,150	8,826,233
Wix.com Ltd. (a)	123,912	2,540,196
Xoom Corp.	214,401	5,924,972
		32,396,208
IT SERVICES - 87.5%
Data Processing & Outsourced Services - 51.6%
Alliance Data Systems Corp. (a)(d)	138,248	33,491,960
Broadridge Financial Solutions, Inc.	7,800	297,570
Cardtronics, Inc. (a)	115,800	4,931,922
Cass Information Systems, Inc.	13,552	850,388
Computer Sciences Corp.	716,300	37,691,706
Convergys Corp.	60,900	1,249,668
CoreLogic, Inc. (a)	493,900	17,400,097
CSG Systems International, Inc.	456,970	13,192,724
Euronet Worldwide, Inc. (a)	373,900	18,115,455
EVERTEC, Inc.	698,300	15,411,481
ExlService Holdings, Inc. (a)	947,900	24,986,644
Fidelity National Information Services, Inc.	800,700	40,579,476
Fiserv, Inc. (a)	52,800	5,802,192
FleetCor Technologies, Inc. (a)	201,400	24,526,492
Genpact Ltd. (a)	187,800	3,361,620
Global Payments, Inc.	198,000	12,483,900
Heartland Payment Systems, Inc. (d)	247,900	11,133,189
Jack Henry & Associates, Inc.	1,600	90,832
Lender Processing Services, Inc.	222,200	7,801,442
MasterCard, Inc. Class A	139,740	106,315,589
Maximus, Inc.	66,100	3,007,550
MoneyGram International, Inc. (a)	92,600	1,952,934

	Shares	Value
NeuStar, Inc. Class A (a)	123,800	$ 6,035,250
Sykes Enterprises, Inc. (a)	145,300	3,216,942
Syntel, Inc.	224,900	19,874,413
Teletech Holdings, Inc. (a)	2,000	51,360
The Western Union Co.	580,500	9,676,935
Total System Services, Inc.	459,700	14,273,685
Vantiv, Inc. (a)	810,900	24,570,270
VeriFone Systems, Inc. (a)	262,200	6,714,942
Visa, Inc. Class A	798,712	162,505,943
WEX, Inc. (a)	121,500	12,060,090
WNS Holdings Ltd. sponsored ADR (a)	740,929	14,833,399
		658,488,060
IT Consulting & Other Services - 35.9%
Accenture PLC Class A	970,900	75,215,623
Acxiom Corp. (a)	175,900	5,853,952
Atos Origin SA (d)	222,824	18,862,774
Booz Allen Hamilton Holding Corp. Class A	192,100	3,359,829
CACI International, Inc. Class A (a)	122,400	8,784,648
Camelot Information Systems, Inc. ADR (a)	805,344	1,578,474
Cap Gemini SA	84,300	5,498,248
CGI Group, Inc. Class A (sub. vtg.) (a)	31,700	1,170,682
Ciber, Inc. (a)	689,900	2,732,004
Cognizant Technology Solutions Corp. Class A (a)	997,066	93,614,527
Computer Task Group, Inc.	103,100	1,963,024
EPAM Systems, Inc. (a)(d)	870,600	30,880,182
Forrester Research, Inc.	31,800	1,271,364
Gartner, Inc. Class A (a)	184,400	11,921,460
IBM Corp.	503,950	90,549,736
IBS Group Holding Ltd. GDR (Reg. S)	286,646	9,425,769
iGATE Corp. (a)	138,700	4,643,676
Leidos Holdings, Inc. (d)	44,225	2,150,662
Luxoft Holding, Inc.	366,836	13,914,089
ManTech International Corp. Class A (d)	233,100	6,706,287
NCI, Inc. Class A (a)	199,300	1,299,436
Sapient Corp. (a)	684,000	10,759,320
ServiceSource International, Inc. (a)	958,400	9,306,064
Teradata Corp. (a)	151,100	6,896,204
Unisys Corp. (a)	280,140	7,695,446
Virtusa Corp. (a)	942,012	33,243,603
		459,297,083
TOTAL IT SERVICES		1,117,785,143
PROFESSIONAL SERVICES - 1.6%
Research & Consulting Services - 1.6%
Equifax, Inc.	90,400	6,086,632
ICF International, Inc. (a)	249,100	9,012,438
Verisk Analytics, Inc. (a)	76,000	4,948,360
		20,047,430
Common Stocks - continued
	Shares	Value
SOFTWARE - 3.3%
Application Software - 1.5%
Bottomline Technologies, Inc. (a)	224,800	$ 7,771,336
Descartes Systems Group, Inc. (a)	68,400	928,909
Diligent Board Member Services, Inc. (a)(d)	1,198,061	3,791,515
Guidewire Software, Inc. (a)	55,600	2,653,788
SAP AG sponsored ADR (d)	36,700	3,035,824
Workday, Inc. Class A (a)	1,400	115,290
Zensar Technologies Ltd. (a)	138,123	715,086
		19,011,748
Systems Software - 1.8%
Exact Holdings NV	20,300	649,181
FleetMatics Group PLC (a)	156,900	6,072,030
NetSuite, Inc. (a)	46,400	4,458,112
Oracle Corp.	358,900	12,665,581
		23,844,904
TOTAL SOFTWARE		42,856,652
TOTAL COMMON STOCKS (Cost $972,395,620)		1,244,029,325
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	33,089,735	$ 33,089,735
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	50,610,860	50,610,860
TOTAL MONEY MARKET FUNDS (Cost $83,700,595)		83,700,595
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,056,096,215)		1,327,729,920
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(50,943,744)
NET ASSETS - 100%		$ 1,276,786,176
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,591
Fidelity Securities Lending Cash Central Fund	44,517
Total	$ 58,108
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,060,231,610. Net unrealized appreciation aggregated $267,498,310, of which $280,230,291 related to appreciated investment securities and $12,731,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2013

1.810698.109

MES-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 1.9%
Biotechnology - 1.9%
Genomic Health, Inc. (a)(d)	180,000	$ 6,332,400
Grifols SA ADR	700,000	24,034,500
		30,366,900
HEALTH CARE EQUIPMENT & SUPPLIES - 86.2%
Health Care Equipment - 75.0%
Abbott Laboratories	2,280,000	87,073,200
Accuray, Inc. (a)(d)	1,500,000	11,970,000
ArthroCare Corp. (a)	170,000	6,412,400
Atricure, Inc. (a)	600,000	9,396,000
Baxter International, Inc.	500,000	34,225,000
Boston Scientific Corp. (a)	16,900,000	195,702,000
C.R. Bard, Inc.	360,000	49,996,800
Cardiovascular Systems, Inc. (a)	280,000	9,296,000
CONMED Corp.	660,000	26,868,600
Covidien PLC	2,050,000	139,933,000
Edwards Lifesciences Corp. (a)	220,000	14,416,600
Exactech, Inc. (a)(e)	800,000	19,904,000
Genmark Diagnostics, Inc. (a)(d)	1,157,806	13,777,891
HeartWare International, Inc. (a)	250,000	24,100,000
Insulet Corp. (a)	670,000	24,803,400
Integra LifeSciences Holdings Corp. (a)	550,000	25,547,500
Intuitive Surgical, Inc. (a)	174,000	65,580,600
Masimo Corp.	848,256	24,285,569
Medtronic, Inc.	1,500,000	85,980,000
Natus Medical, Inc. (a)	600,000	13,818,000
NxStage Medical, Inc. (a)	500,000	5,105,000
PW Medtech Group Ltd. (a)	6,123,000	2,843,297
ResMed, Inc. (d)	470,000	22,940,700
Smith & Nephew PLC sponsored ADR (d)	550,000	36,784,000
St. Jude Medical, Inc.	300,000	17,526,000
Steris Corp.	143,320	6,612,785
Stryker Corp.	1,540,000	114,606,800
Tandem Diabetes Care, Inc.	97,300	2,141,573
Teleflex, Inc.	70,000	6,881,700
Tornier NV (a)	1,000,000	18,090,000
Varian Medical Systems, Inc. (a)	250,000	19,512,500
Volcano Corp. (a)	1,500,000	34,155,000
Wright Medical Group, Inc. (a)	650,000	19,376,500
Zeltiq Aesthetics, Inc. (a)(d)	730,000	12,804,200
Zimmer Holdings, Inc.	280,000	25,594,800
		1,228,061,415
Health Care Supplies - 11.2%
Alere, Inc. (a)	150,000	4,908,000
Align Technology, Inc. (a)	350,000	19,124,000
ASAHI INTECC Co. Ltd.	80,000	5,497,584
DENTSPLY International, Inc.	950,000	45,182,000
Derma Sciences, Inc. (a)	500,000	5,800,000

	Shares	Value
The Cooper Companies, Inc.	440,000	$ 57,965,600
The Spectranetics Corp. (a)	800,000	18,608,000
Vascular Solutions, Inc. (a)	360,000	7,506,000
West Pharmaceutical Services, Inc.	370,000	18,470,400
		183,061,584
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,411,122,999
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Health Care Distributors & Services - 0.5%
Amplifon SpA	1,600,000	8,587,616
Health Care Facilities - 0.4%
Hanger, Inc. (a)	150,000	5,826,000
Health Care Services - 1.5%
Catamaran Corp. (a)	300,000	13,693,473
Miraca Holdings, Inc.	250,000	11,615,989
		25,309,462
TOTAL HEALTH CARE PROVIDERS & SERVICES		39,723,078
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
Cerner Corp. (a)	400,000	22,988,000
LIFE SCIENCES TOOLS & SERVICES - 3.3%
Life Sciences Tools & Services - 3.3%
Bruker BioSciences Corp. (a)	460,000	8,896,400
Eurofins Scientific SA	35,000	8,962,305
Illumina, Inc. (a)	360,000	35,280,000
		53,138,705
PHARMACEUTICALS - 3.1%
Pharmaceuticals - 3.1%
Actavis PLC (a)	190,001	30,983,463
Perrigo Co. (d)	128,000	19,953,920
		50,937,383
TOTAL COMMON STOCKS (Cost $1,153,404,739)		1,608,277,065
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.9%
BIOTECHNOLOGY - 0.4%
Biotechnology - 0.4%
Ariosa Diagnostics (a)(f)	347,782	2,100,603
Ariosa Diagnostics Series B (f)	53,177	321,189
Roka Bioscience, Inc. Series E, 8.00% (a)(f)	3,136,640	4,000,000
		6,421,792
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(f)	999,300	$ 7,954,428
TOTAL CONVERTIBLE PREFERRED STOCKS		14,376,220
Nonconvertible Preferred Stocks - 0.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Health Care Equipment - 0.7%
Sartorius AG (non-vtg.)	100,000	11,210,100
TOTAL PREFERRED STOCKS (Cost $21,847,076)		25,586,320
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	11,017,232	11,017,232
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	56,871,785	56,871,785
TOTAL MONEY MARKET FUNDS (Cost $67,889,017)		67,889,017
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,243,140,832)		1,701,752,402
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(65,173,881)
NET ASSETS - 100%		$ 1,636,578,521
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,376,220 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 2,100,603
Ariosa Diagnostics Series B	3/1/13	$ 321,189
Castlight Health, Inc. Series D	4/25/12	$ 6,032,334
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 4,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,640
Fidelity Securities Lending Cash Central Fund	190,958
Total	$ 200,598
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exactech, Inc.	$ 16,569,000	$ 2,043,545	$ 4,146,176	$ -	$ 19,904,000
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,608,277,065	$ 1,608,277,065	$ -	$ -
Preferred Stocks	25,586,320	11,210,100	-	14,376,220
Money Market Funds	67,889,017	67,889,017	-	-
Total Investments in Securities:	$ 1,701,752,402	$ 1,687,376,182	$ -	$ 14,376,220
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,246,398,204. Net unrealized appreciation aggregated $455,354,198, of which $473,287,949 related to appreciated investment securities and $17,933,751 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2013

1.810666.109

AUT-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
AUTO COMPONENTS - 44.7%
Auto Parts & Equipment - 38.8%
American Axle & Manufacturing Holdings, Inc. (a)	159,000	$ 3,180,000
Autoliv, Inc.	36,355	3,375,925
BorgWarner, Inc.	147,100	15,764,707
Dana Holding Corp.	248,900	5,047,692
Delphi Automotive PLC	359,778	21,065,002
Dorman Products, Inc.	63,800	3,175,964
Federal-Mogul Corp. Class A (a)	111,255	2,282,953
Gentex Corp.	121,300	3,615,953
Johnson Controls, Inc.	330,270	16,681,938
Lear Corp.	101,000	8,373,910
Linamar Corp.	3,900	153,607
Magna International, Inc. Class A (sub. vtg.) (e)	131,584	10,711,982
Tenneco, Inc. (a)	293,146	16,826,580
TRW Automotive Holdings Corp. (a)	223,100	17,312,560
Visteon Corp. (a)	80,700	6,346,248
		133,915,021
Tires & Rubber - 5.9%
Cooper Tire & Rubber Co. (e)	63,200	1,554,720
Pirelli & C SpA	465,100	7,166,629
The Goodyear Tire & Rubber Co.	517,826	11,526,807
		20,248,156
TOTAL AUTO COMPONENTS		154,163,177
AUTOMOBILES - 50.5%
Automobile Manufacturers - 45.7%
Ford Motor Co.	1,337,861	22,850,666
General Motors Co. (a)	791,444	30,652,626
Honda Motor Co. Ltd. sponsored ADR (e)	1,107,605	46,918,148
Tesla Motors, Inc. (a)(e)	55,700	7,089,496
Toyota Motor Corp. sponsored ADR (e)	401,497	50,207,199
		157,718,135
Motorcycle Manufacturers - 4.8%
Harley-Davidson, Inc.	248,100	16,627,662
TOTAL AUTOMOBILES		174,345,797
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Research Frontiers, Inc. (a)(e)	128,570	858,848
TOTAL COMMON STOCKS (Cost $239,808,771)		329,367,822
Nonconvertible Preferred Stocks - 3.0%
	Shares	Value
AUTOMOBILES - 3.0%
Automobile Manufacturers - 3.0%
Volkswagen AG (Cost $8,186,652)	39,400	$ 10,455,721
Nonconvertible Bonds - 0.0%
Principal Amount
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	3
Money Market Funds - 15.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	4,732,136	4,732,136
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	49,785,021	49,785,021
TOTAL MONEY MARKET FUNDS (Cost $54,517,157)		54,517,157
TOTAL INVESTMENT PORTFOLIO - 114.2% (Cost $302,796,936)		394,340,703
NET OTHER ASSETS (LIABILITIES) - (14.2)%		(49,109,692)
NET ASSETS - 100%		$ 345,231,011
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,478
Fidelity Securities Lending Cash Central Fund	149,718
Total	$ 155,196
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 329,367,822	$ 329,367,822	$ -	$ -
Nonconvertible Preferred Stocks	10,455,721	10,455,721	-	-
Nonconvertible Bonds	3	-	-	3
Money Market Funds	54,517,157	54,517,157	-	-
Total Investments in Securities:	$ 394,340,703	$ 394,340,700	$ -	$ 3
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $303,852,325. Net unrealized appreciation aggregated $90,488,378, of which $91,722,717 related to appreciated investment securities and $1,234,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2013

1.810700.109

BAM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
INTERNET & CATALOG RETAIL - 2.1%
Internet Retail - 2.1%
Netflix, Inc. (a)	53,800	$ 19,680,040
zulily, Inc.	2,200	76,978
		19,757,018
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
Yahoo!, Inc. (a)	519,200	19,200,016
MEDIA - 95.4%
Advertising - 4.2%
Digital Generation, Inc. (a)	195,200	2,305,312
Interpublic Group of Companies, Inc.	401,900	6,993,060
National CineMedia, Inc.	182,900	3,411,085
Omnicom Group, Inc.	377,600	26,979,520
		39,688,977
Broadcasting - 16.9%
Belo Corp. Series A	332,300	4,562,479
CBS Corp. Class B	1,215,400	71,173,824
Cumulus Media, Inc. Class A (a)(d)	780,310	5,446,564
Discovery Communications, Inc.:
Class A (a)	115,550	10,084,049
Class C (non-vtg.) (a)	251,150	20,285,386
Entercom Communications Corp. Class A (a)	76,053	796,275
Liberty Media Corp. Class A (a)	210,793	32,348,294
Nexstar Broadcasting Group, Inc. Class A	16,200	804,654
Sinclair Broadcast Group, Inc. Class A	500,600	16,429,692
		161,931,217
Cable & Satellite - 33.5%
AMC Networks, Inc. Class A (a)	107,000	6,868,330
Charter Communications, Inc. Class A (a)	105,900	14,307,090
Comcast Corp.:
Class A	1,816,350	90,581,375
Class A (special) (non-vtg.)	589,270	28,373,351
DIRECTV (a)	343,913	22,736,088
DISH Network Corp. Class A	330,800	17,916,128
Liberty Global PLC:
Class A (a)	268,389	23,030,460
Class C (a)	266,779	21,729,150
Sirius XM Holdings, Inc. (d)	5,718,360	21,558,217
Starz - Liberty Capital Series A (a)	170,700	4,827,396
Time Warner Cable, Inc.	495,069	68,428,437
		320,356,022
Movies & Entertainment - 36.9%
DreamWorks Animation SKG, Inc. Class A (a)(d)	161,700	5,151,762
Lions Gate Entertainment Corp. (a)(d)	194,177	6,143,760
Live Nation Entertainment, Inc. (a)	1,306,500	24,000,405

	Shares	Value
The Madison Square Garden Co. Class A (a)	107,500	$ 6,058,700
The Walt Disney Co.	2,125,804	149,954,211
Time Warner, Inc.	717,422	47,141,800
Twenty-First Century Fox, Inc.:
Class A	1,936,007	64,836,874
Class B	56,600	1,869,498
Viacom, Inc. Class B (non-vtg.)	595,100	47,709,167
		352,866,177
Publishing - 3.9%
E.W. Scripps Co. Class A (a)	205,200	4,159,404
Gannett Co., Inc.	417,800	11,305,668
Graham Holdings Co.	10,400	7,004,400
Journal Communications, Inc. Class A (a)	360,975	3,487,019
Martha Stewart Living Omnimedia, Inc. Class A (a)	521,433	1,924,088
Meredith Corp. (d)	93,400	4,981,956
The New York Times Co. Class A	345,400	4,821,784
Valassis Communications, Inc.	100	2,936
		37,687,255
TOTAL MEDIA		912,529,648
TOTAL COMMON STOCKS (Cost $646,398,029)		951,486,682
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.10% (b)	11,849,427	11,849,427
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	28,080,728	28,080,728
TOTAL MONEY MARKET FUNDS (Cost $39,930,155)		39,930,155
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $686,328,184)		991,416,837
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(35,512,497)
NET ASSETS - 100%		$ 955,904,340
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,838
Fidelity Securities Lending Cash Central Fund	104,277
Total	$ 130,115
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $688,633,956. Net unrealized appreciation aggregated $302,782,881, of which $304,002,256 related to appreciated investment securities and $1,219,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2013

1.810676.109

MED-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Sigma Aldrich Corp.	21,000	$ 1,811,040
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Stericycle, Inc. (a)	15,700	1,844,436
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	179,100	4,995,099
FOOD & STAPLES RETAILING - 1.1%
Drug Retail - 1.1%
CVS Caremark Corp.	98,700	6,608,952
Jean Coutu Group, Inc. Class A (sub. vtg.)	97,100	1,656,791
		8,265,743
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.5%
Covidien PLC	28,400	1,938,584
NxStage Medical, Inc. (a)	139,300	1,422,253
		3,360,837
HEALTH CARE PROVIDERS & SERVICES - 94.1%
Health Care Distributors & Services - 22.9%
AmerisourceBergen Corp.	186,900	13,182,057
Cardinal Health, Inc.	786,900	50,833,740
Henry Schein, Inc. (a)	175,700	20,029,800
McKesson Corp.	409,300	67,898,777
MWI Veterinary Supply, Inc. (a)	38,200	6,958,894
Patterson Companies, Inc.	213,800	8,870,562
		167,773,830
Health Care Facilities - 9.0%
Community Health Systems, Inc.	429,500	17,716,875
HCA Holdings, Inc.	780,300	36,221,526
LifePoint Hospitals, Inc. (a)	54,300	2,781,789
Surgical Care Affiliates, Inc.	11,300	343,972
The Ensign Group, Inc.	60,200	2,719,234
U.S. Physical Therapy, Inc.	49,000	1,654,240
Universal Health Services, Inc. Class B	56,500	4,657,295
		66,094,931
Health Care Services - 31.6%
Air Methods Corp. (d)	136,900	7,660,924
BioScrip, Inc. (a)	829,100	5,646,171
Catamaran Corp. (a)	116,912	5,336,438
Corvel Corp. (a)	85,200	3,943,908
DaVita, Inc. (a)	548,700	32,675,085
Express Scripts Holding Co. (a)	1,534,350	103,338,473
Fresenius SE & Co. KGaA	105,900	14,994,059
Laboratory Corp. of America Holdings (a)	46,300	4,715,655
Landauer, Inc.	91,600	4,854,800

	Shares	Value
MEDNAX, Inc. (a)	155,100	$ 17,185,080
Quest Diagnostics, Inc. (d)	473,700	28,867,278
Team Health Holdings, Inc. (a)	36,900	1,724,337
		230,942,208
Managed Health Care - 30.6%
Aetna, Inc.	332,300	22,905,439
Centene Corp. (a)	167,700	10,016,721
CIGNA Corp.	407,500	35,635,875
Molina Healthcare, Inc. (a)	307,500	10,332,000
Qualicorp SA (a)	314,700	2,941,739
Triple-S Management Corp. (a)	110,000	2,228,600
UnitedHealth Group, Inc.	1,755,697	130,764,312
WellPoint, Inc.	96,100	8,925,768
		223,750,454
TOTAL HEALTH CARE PROVIDERS & SERVICES		688,561,423
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
HMS Holdings Corp. (a)	71,000	1,626,610
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
Danaher Corp.	25,500	1,907,400
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Maximus, Inc.	32,000	1,456,000
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Pall Corp.	22,900	1,916,730
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Verisk Analytics, Inc. (a)	30,700	1,998,877
TOTAL COMMON STOCKS (Cost $475,848,803)		717,744,195
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	13,669,645	$ 13,669,645
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,724,025	15,724,025
TOTAL MONEY MARKET FUNDS (Cost $29,393,670)		29,393,670
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $505,242,473)		747,137,865
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(15,286,740)
NET ASSETS - 100%		$ 731,851,125
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,650
Fidelity Securities Lending Cash Central Fund	7,667
Total	$ 20,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $508,384,110. Net unrealized appreciation aggregated $238,753,755, of which $247,061,470 related to appreciated investment securities and $8,307,715 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2013

1.810667.109

BAN-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMERCIAL BANKS - 77.9%
Diversified Banks - 29.1%
Aozora Bank Ltd.	1,172,000	$ 3,374,884
Banco Santander Chile sponsored ADR	149,900	3,351,764
Barclays PLC	767,809	3,402,529
Comerica, Inc.	345,900	15,686,565
Itau Unibanco Holding SA sponsored ADR	530,540	7,464,698
Standard Chartered PLC (United Kingdom)	288,257	6,832,211
U.S. Bancorp	2,418,800	94,865,336
Wells Fargo & Co.	1,913,292	84,223,114
		219,201,101
Regional Banks - 48.8%
1st Source Corp.	218,800	6,990,660
Bank of the Ozarks, Inc.	153,300	8,607,795
BB&T Corp.	566,100	19,666,314
BBCN Bancorp, Inc.	717,312	11,971,937
Boston Private Financial Holdings, Inc.	1,191,000	14,166,945
Capital Bank Financial Corp. Series A (a)	95,600	2,231,304
CapitalSource, Inc.	641,300	9,016,678
City National Corp.	136,900	10,453,684
Commerce Bancshares, Inc.	449,255	20,270,386
CVB Financial Corp.	465,800	7,518,012
Fifth Third Bancorp	924,800	18,791,936
First Republic Bank	301,400	15,401,540
Hanmi Financial Corp.	311,800	6,410,608
Heartland Financial U.S.A., Inc.	126,300	3,765,003
Huntington Bancshares, Inc.	3,525,651	32,365,476
IBERIABANK Corp.	161,000	10,094,700
Lakeland Financial Corp.	19,760	757,796
M&T Bank Corp. (d)	307,800	35,507,808
National Penn Bancshares, Inc.	841,549	9,501,088
OFG Bancorp	213,180	3,666,696
PacWest Bancorp (d)	162,400	6,681,136
PNC Financial Services Group, Inc.	447,141	34,407,500
Popular, Inc. (a)	221,600	6,333,328
Prosperity Bancshares, Inc.	148,600	9,529,718
Spar Nord Bank A/S (a)	735,000	6,332,860
SunTrust Banks, Inc.	985,100	35,690,173
Texas Capital Bancshares, Inc. (a)	103,500	5,813,595
UMB Financial Corp.	132,200	8,476,664
Wilshire Bancorp, Inc.	694,600	7,341,922
		367,763,262
TOTAL COMMERCIAL BANKS		586,964,363
CONSUMER FINANCE - 5.6%
Consumer Finance - 5.6%
American Express Co.	50,400	4,324,320

	Shares	Value
Capital One Financial Corp.	342,800	$ 24,554,764
SLM Corp.	504,900	13,455,585
		42,334,669
DIVERSIFIED FINANCIAL SERVICES - 5.3%
Other Diversified Financial Services - 4.9%
Bank of America Corp.	1,313,600	20,781,152
JPMorgan Chase & Co.	290,100	16,599,522
		37,380,674
Specialized Finance - 0.4%
McGraw-Hill Companies, Inc.	38,400	2,860,800
TOTAL DIVERSIFIED FINANCIAL SERVICES		40,241,474
INSURANCE - 0.9%
Property & Casualty Insurance - 0.9%
Fidelity National Financial, Inc. Class A	221,000	6,424,470
IT SERVICES - 1.4%
Data Processing & Outsourced Services - 1.4%
Total System Services, Inc.	328,500	10,199,925
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Mortgage REITs - 0.2%
Redwood Trust, Inc.	92,762	1,723,518
THRIFTS & MORTGAGE FINANCE - 4.4%
Thrifts & Mortgage Finance - 4.4%
Dime Community Bancshares, Inc.	459,800	7,733,836
Ocwen Financial Corp. (a)	387,900	21,978,414
Radian Group, Inc.	104,300	1,487,318
United Financial Bancorp, Inc.	116,600	2,300,518
		33,500,086
TOTAL COMMON STOCKS (Cost $604,185,090)		721,388,505
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 0.10% (b)	42,303,688	42,303,688
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	36,641,175	36,641,175
TOTAL MONEY MARKET FUNDS (Cost $78,944,863)		78,944,863
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $683,129,953)	800,333,368
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(46,768,330)
NET ASSETS - 100%	$ 753,565,038
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,255
Fidelity Securities Lending Cash Central Fund	35,898
Total	$ 51,153
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 721,388,505	$ 717,985,976	$ 3,402,529	$ -
Money Market Funds	78,944,863	78,944,863	-	-
Total Investments in Securities:	$ 800,333,368	$ 796,930,839	$ 3,402,529	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $715,573,236. Net unrealized appreciation aggregated $84,760,132, of which $119,794,597 related to appreciated investment securities and $35,034,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.860866.106

AMF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CHEMICALS - 69.7%
Commodity Chemicals - 10.2%
Axiall Corp.	849,357	$ 38,475,872
Cabot Corp.	812,049	39,627,991
LyondellBasell Industries NV Class A	1,521,996	117,467,651
		195,571,514
Diversified Chemicals - 10.2%
Eastman Chemical Co.	1,011,025	77,879,256
FMC Corp.	1,365,661	99,502,060
Lanxess AG (d)	270,593	17,900,310
Olin Corp.	20,000	496,600
		195,778,226
Fertilizers & Agricultural Chemicals - 16.2%
CF Industries Holdings, Inc.	282,552	61,421,154
Intrepid Potash, Inc. (d)	719,334	11,113,710
Monsanto Co.	1,708,978	193,678,481
Potash Corp. of Saskatchewan, Inc.	1,417,520	44,416,783
		310,630,128
Industrial Gases - 7.8%
Airgas, Inc.	381,166	41,406,063
Praxair, Inc.	862,974	108,959,097
		150,365,160
Specialty Chemicals - 25.3%
Ashland, Inc.	468,841	42,702,038
Celanese Corp. Class A	239,800	13,459,973
Chemtura Corp. (a)	79,900	2,109,360
Cytec Industries, Inc.	340,830	30,497,468
Ecolab, Inc.	811,641	86,983,566
H.B. Fuller Co.	225,006	11,527,057
NewMarket Corp.	72,376	23,446,205
PPG Industries, Inc.	412,553	75,934,505
Royal DSM NV	245,999	19,306,135
RPM International, Inc.	458,090	18,140,364
Sherwin-Williams Co.	271,727	49,734,193
Sigma Aldrich Corp.	558,521	48,166,851
W.R. Grace & Co. (a)	646,640	62,096,839
		484,104,554
TOTAL CHEMICALS		1,336,449,582
CONSTRUCTION MATERIALS - 4.7%
Construction Materials - 4.7%
Eagle Materials, Inc.	426,955	33,302,490
Vulcan Materials Co.	1,025,035	57,781,223
		91,083,713
CONTAINERS & PACKAGING - 9.7%
Metal & Glass Containers - 3.9%
Aptargroup, Inc.	540,224	35,071,342

	Shares	Value
Ball Corp.	319,735	$ 15,980,355
Silgan Holdings, Inc.	522,265	24,415,889
		75,467,586
Paper Packaging - 5.8%
Graphic Packaging Holding Co. (a)	3,858,858	34,652,545
MeadWestvaco Corp.	719,566	25,263,962
Rock-Tenn Co. Class A	534,070	50,426,889
		110,343,396
TOTAL CONTAINERS & PACKAGING		185,810,982
METALS & MINING - 7.6%
Diversified Metals & Mining - 1.2%
Copper Mountain Mining Corp. (a)	4,161,827	5,995,288
First Quantum Minerals Ltd.	511,200	8,528,824
Grupo Mexico SA de CV Series B	3,184,100	9,438,600
		23,962,712
Gold - 1.8%
Franco-Nevada Corp.	212,500	8,525,209
Goldcorp, Inc.	394,000	8,773,279
Royal Gold, Inc.	365,246	16,468,942
		33,767,430
Steel - 4.6%
Carpenter Technology Corp.	578,733	34,891,813
Haynes International, Inc.	205,151	11,123,287
Reliance Steel & Aluminum Co.	568,527	41,803,790
Worthington Industries, Inc.	20,200	846,986
		88,665,876
TOTAL METALS & MINING		146,396,018
OIL, GAS & CONSUMABLE FUELS - 2.5%
Coal & Consumable Fuels - 2.5%
Peabody Energy Corp.	2,606,853	47,444,725
PAPER & FOREST PRODUCTS - 4.2%
Forest Products - 0.1%
Boise Cascade Co.	63,410	1,627,101
Paper Products - 4.1%
International Paper Co.	1,402,702	65,436,048
P.H. Glatfelter Co.	463,714	12,979,355
		78,415,403
TOTAL PAPER & FOREST PRODUCTS		80,042,504
TOTAL COMMON STOCKS (Cost $1,410,857,218)		1,887,227,524
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $8,904,827)	$ 8,904,827	$ 8,904,827
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	26,208,652	26,208,652
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,390,586	17,390,586
TOTAL MONEY MARKET FUNDS (Cost $43,599,238)		43,599,238
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,463,361,283)		1,939,731,589
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(22,091,946)
NET ASSETS - 100%		$ 1,917,639,643
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,904,827 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 8,904,827
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,587
Fidelity Securities Lending Cash Central Fund	137,582
Total	$ 167,169
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,887,227,524	$ 1,887,227,524	$ -	$ -
Convertible Bonds	8,904,827	-	-	8,904,827
Money Market Funds	43,599,238	43,599,238	-	-
Total Investments in Securities:	$ 1,939,731,589	$ 1,930,826,762	$ -	$ 8,904,827
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,465,392,365. Net unrealized appreciation aggregated $474,339,224, of which $504,522,427 related to appreciated investment securities and $30,183,203 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

November 30, 2013

1.810697.109

IND-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CHEMICALS - 69.7%
Commodity Chemicals - 10.2%
Axiall Corp.	849,357	$ 38,475,872
Cabot Corp.	812,049	39,627,991
LyondellBasell Industries NV Class A	1,521,996	117,467,651
		195,571,514
Diversified Chemicals - 10.2%
Eastman Chemical Co.	1,011,025	77,879,256
FMC Corp.	1,365,661	99,502,060
Lanxess AG (d)	270,593	17,900,310
Olin Corp.	20,000	496,600
		195,778,226
Fertilizers & Agricultural Chemicals - 16.2%
CF Industries Holdings, Inc.	282,552	61,421,154
Intrepid Potash, Inc. (d)	719,334	11,113,710
Monsanto Co.	1,708,978	193,678,481
Potash Corp. of Saskatchewan, Inc.	1,417,520	44,416,783
		310,630,128
Industrial Gases - 7.8%
Airgas, Inc.	381,166	41,406,063
Praxair, Inc.	862,974	108,959,097
		150,365,160
Specialty Chemicals - 25.3%
Ashland, Inc.	468,841	42,702,038
Celanese Corp. Class A	239,800	13,459,973
Chemtura Corp. (a)	79,900	2,109,360
Cytec Industries, Inc.	340,830	30,497,468
Ecolab, Inc.	811,641	86,983,566
H.B. Fuller Co.	225,006	11,527,057
NewMarket Corp.	72,376	23,446,205
PPG Industries, Inc.	412,553	75,934,505
Royal DSM NV	245,999	19,306,135
RPM International, Inc.	458,090	18,140,364
Sherwin-Williams Co.	271,727	49,734,193
Sigma Aldrich Corp.	558,521	48,166,851
W.R. Grace & Co. (a)	646,640	62,096,839
		484,104,554
TOTAL CHEMICALS		1,336,449,582
CONSTRUCTION MATERIALS - 4.7%
Construction Materials - 4.7%
Eagle Materials, Inc.	426,955	33,302,490
Vulcan Materials Co.	1,025,035	57,781,223
		91,083,713
CONTAINERS & PACKAGING - 9.7%
Metal & Glass Containers - 3.9%
Aptargroup, Inc.	540,224	35,071,342

	Shares	Value
Ball Corp.	319,735	$ 15,980,355
Silgan Holdings, Inc.	522,265	24,415,889
		75,467,586
Paper Packaging - 5.8%
Graphic Packaging Holding Co. (a)	3,858,858	34,652,545
MeadWestvaco Corp.	719,566	25,263,962
Rock-Tenn Co. Class A	534,070	50,426,889
		110,343,396
TOTAL CONTAINERS & PACKAGING		185,810,982
METALS & MINING - 7.6%
Diversified Metals & Mining - 1.2%
Copper Mountain Mining Corp. (a)	4,161,827	5,995,288
First Quantum Minerals Ltd.	511,200	8,528,824
Grupo Mexico SA de CV Series B	3,184,100	9,438,600
		23,962,712
Gold - 1.8%
Franco-Nevada Corp.	212,500	8,525,209
Goldcorp, Inc.	394,000	8,773,279
Royal Gold, Inc.	365,246	16,468,942
		33,767,430
Steel - 4.6%
Carpenter Technology Corp.	578,733	34,891,813
Haynes International, Inc.	205,151	11,123,287
Reliance Steel & Aluminum Co.	568,527	41,803,790
Worthington Industries, Inc.	20,200	846,986
		88,665,876
TOTAL METALS & MINING		146,396,018
OIL, GAS & CONSUMABLE FUELS - 2.5%
Coal & Consumable Fuels - 2.5%
Peabody Energy Corp.	2,606,853	47,444,725
PAPER & FOREST PRODUCTS - 4.2%
Forest Products - 0.1%
Boise Cascade Co.	63,410	1,627,101
Paper Products - 4.1%
International Paper Co.	1,402,702	65,436,048
P.H. Glatfelter Co.	463,714	12,979,355
		78,415,403
TOTAL PAPER & FOREST PRODUCTS		80,042,504
TOTAL COMMON STOCKS (Cost $1,410,857,218)		1,887,227,524
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $8,904,827)	$ 8,904,827	$ 8,904,827
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	26,208,652	26,208,652
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,390,586	17,390,586
TOTAL MONEY MARKET FUNDS (Cost $43,599,238)		43,599,238
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,463,361,283)		1,939,731,589
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(22,091,946)
NET ASSETS - 100%		$ 1,917,639,643
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,904,827 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 8,904,827
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,587
Fidelity Securities Lending Cash Central Fund	137,582
Total	$ 167,169
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,887,227,524	$ 1,887,227,524	$ -	$ -
Convertible Bonds	8,904,827	-	-	8,904,827
Money Market Funds	43,599,238	43,599,238	-	-
Total Investments in Securities:	$ 1,939,731,589	$ 1,930,826,762	$ -	$ 8,904,827
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,465,392,365. Net unrealized appreciation aggregated $474,339,224, of which $504,522,427 related to appreciated investment securities and $30,183,203 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2013

1.810687.109

INE-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AEROSPACE & DEFENSE - 21.1%
Aerospace & Defense - 21.1%
Honeywell International, Inc.	95,200	$ 8,426,152
Meggitt PLC	650,400	5,311,669
Precision Castparts Corp.	58,600	15,145,170
Teledyne Technologies, Inc. (a)	92,800	8,605,344
The Boeing Co.	102,900	13,814,325
United Technologies Corp.	335,700	37,215,702
		88,518,362
AUTO COMPONENTS - 1.3%
Auto Parts & Equipment - 1.3%
Johnson Controls, Inc.	109,700	5,540,947
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
American Woodmark Corp. (a)	138,400	4,994,164
CHEMICALS - 0.5%
Commodity Chemicals - 0.5%
Cabot Corp.	44,000	2,147,200
CONSTRUCTION & ENGINEERING - 3.8%
Construction & Engineering - 3.8%
AECOM Technology Corp. (a)	126,000	3,661,560
Argan, Inc.	35,300	827,785
URS Corp.	218,600	11,360,642
		15,849,987
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
RHI AG	46,000	1,645,126
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	104,500	2,914,505
ELECTRICAL EQUIPMENT - 14.7%
Electrical Components & Equipment - 13.2%
AMETEK, Inc.	140,250	6,903,105
Eaton Corp. PLC	240,100	17,445,666
Generac Holdings, Inc.	44,400	2,364,744
Hubbell, Inc. Class B	72,200	7,791,102
Regal-Beloit Corp.	68,328	5,027,574
Rockwell Automation, Inc.	64,100	7,280,478
Roper Industries, Inc.	67,400	8,741,780
		55,554,449
Heavy Electrical Equipment - 1.5%
AZZ, Inc.	124,300	6,075,784
TOTAL ELECTRICAL EQUIPMENT		61,630,233

	Shares	Value
INDUSTRIAL CONGLOMERATES - 20.5%
Industrial Conglomerates - 20.5%
3M Co.	49,200	$ 6,568,692
Danaher Corp.	325,600	24,354,880
General Electric Co.	2,067,555	55,121,017
		86,044,589
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Eurofins Scientific SA	7,700	1,971,707
MACHINERY - 26.7%
Construction & Farm Machinery & Heavy Trucks - 15.8%
Caterpillar, Inc.	258,800	21,894,480
Cummins, Inc.	93,300	12,349,188
Joy Global, Inc. (d)	82,100	4,643,576
Manitowoc Co., Inc. (d)	519,600	10,698,564
Terex Corp.	150,000	5,448,000
Toro Co.	50,100	3,091,671
Wabtec Corp.	118,200	8,155,800
		66,281,279
Industrial Machinery - 10.9%
Blount International, Inc. (a)	112,540	1,630,705
Global Brass & Copper Holdings, Inc.	453,700	7,486,050
Harsco Corp.	123,423	3,227,511
Hurco Companies, Inc.	40,600	1,075,088
Hy-Lok Corp.	34,588	915,191
Illinois Tool Works, Inc.	179,500	14,284,610
Ingersoll-Rand PLC	108,500	7,749,070
Metka SA	74,099	1,226,352
Standex International Corp.	55,600	3,275,952
Sun Hydraulics Corp.	40,100	1,723,097
Timken Co.	61,100	3,162,536
		45,756,162
TOTAL MACHINERY		112,037,441
PROFESSIONAL SERVICES - 2.6%
Human Resource & Employment Services - 0.6%
Towers Watson & Co.	22,000	2,477,200
Research & Consulting Services - 2.0%
CBIZ, Inc. (a)	247,100	2,214,016
Dun & Bradstreet Corp.	52,600	6,146,310
		8,360,326
TOTAL PROFESSIONAL SERVICES		10,837,526
TRADING COMPANIES & DISTRIBUTORS - 5.2%
Trading Companies & Distributors - 5.2%
Houston Wire & Cable Co.	159,234	2,149,659
MSC Industrial Direct Co., Inc. Class A	55,200	4,242,120
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	73,200	$ 7,024,272
WESCO International, Inc. (a)(d)	98,000	8,426,040
		21,842,091
TOTAL COMMON STOCKS (Cost $316,538,858)		415,973,878
Nonconvertible Preferred Stocks - 0.7%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series C	17,956,800	29,383
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Volkswagen AG	10,400	2,759,886
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,148,727)		2,789,269
Money Market Funds - 3.0%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $12,612,750)	12,612,750	$ 12,612,750
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $331,300,335)		431,375,897
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(11,854,494)
NET ASSETS - 100%		$ 419,521,403
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,592
Fidelity Securities Lending Cash Central Fund	5,176
Total	$ 11,768
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $331,734,519. Net unrealized appreciation aggregated $99,641,378, of which $102,667,795 related to appreciated investment securities and $3,026,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2013

1.810672.109

HOU-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BUILDING PRODUCTS - 9.3%
Building Products - 9.3%
American Woodmark Corp. (a)	89,414	$ 3,226,504
Fortune Brands Home & Security, Inc.	266,300	11,610,680
Masco Corp.	664,500	14,898,090
Ply Gem Holdings, Inc.	130,101	2,281,972
USG Corp. (a)(d)	208,300	5,705,337
		37,722,583
CONSTRUCTION & ENGINEERING - 14.0%
Construction & Engineering - 14.0%
AECOM Technology Corp. (a)	233,700	6,791,322
EMCOR Group, Inc.	236,500	9,396,145
Fluor Corp.	57,049	4,438,983
Jacobs Engineering Group, Inc. (a)	194,350	11,616,300
MasTec, Inc. (a)	220,800	6,988,320
Quanta Services, Inc. (a)	412,300	12,208,203
Tutor Perini Corp. (a)	217,036	5,315,212
		56,754,485
CONSTRUCTION MATERIALS - 6.9%
Construction Materials - 6.9%
Eagle Materials, Inc.	131,000	10,218,000
Texas Industries, Inc. (a)(d)	79,008	4,591,945
Vulcan Materials Co.	238,165	13,425,361
		28,235,306
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.6%
Generac Holdings, Inc.	124,826	6,648,233
HOUSEHOLD DURABLES - 12.3%
Homebuilding - 12.3%
D.R. Horton, Inc.	502,237	9,984,472
KB Home (d)	368,900	6,466,817
Lennar Corp. Class A (d)	318,278	11,381,621
Ryland Group, Inc.	165,570	6,543,326
Taylor Morrison Home Corp.	208,100	4,546,985
Toll Brothers, Inc. (a)	329,514	11,236,427
		50,159,648
PAPER & FOREST PRODUCTS - 1.0%
Forest Products - 1.0%
Boise Cascade Co.	159,100	4,082,506
REAL ESTATE INVESTMENT TRUSTS - 13.8%
Residential REITs - 13.8%
Apartment Investment & Management Co. Class A	335,071	8,413,633
AvalonBay Communities, Inc.	85,759	10,167,587
Equity Residential (SBI)	160,192	8,256,296
Essex Property Trust, Inc.	80,400	12,205,524
Home Properties, Inc.	8,434	443,460

	Shares	Value
Mid-America Apartment Communities, Inc.	188,475	$ 11,353,734
UDR, Inc.	234,000	5,445,180
		56,285,414
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
Diversified Real Estate Activities - 1.1%
The St. Joe Co. (a)(d)	243,126	4,313,055
Real Estate Operating Companies - 2.0%
Forest City Enterprises, Inc. Class A (a)	424,400	8,275,800
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		12,588,855
SPECIALTY RETAIL - 36.2%
Home Improvement Retail - 36.2%
Home Depot, Inc.	1,247,561	100,640,745
Lowe's Companies, Inc.	941,334	44,694,538
Tile Shop Holdings, Inc. (a)(d)	116,163	1,945,730
		147,281,013
TOTAL COMMON STOCKS (Cost $303,947,847)		399,758,043
Convertible Preferred Stocks - 1.0%

HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,000,001)	865,801	4,000,001
Money Market Funds - 7.6%

Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $31,255,591)	31,255,591	31,255,591
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $339,203,439)		435,013,635
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(27,887,160)
NET ASSETS - 100%		$ 407,126,475
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000,001 or 1.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,000,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,433
Fidelity Securities Lending Cash Central Fund	64,184
Total	$ 67,617
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 399,758,043	$ 399,758,043	$ -	$ -
Convertible Preferred Stocks	4,000,001	-	-	4,000,001
Money Market Funds	31,255,591	31,255,591	-	-
Total Investments in Securities:	$ 435,013,635	$ 431,013,634	$ -	$ 4,000,001
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $340,604,143. Net unrealized appreciation aggregated $94,409,492, of which $100,333,933 related to appreciated investment securities and $5,924,441 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2013

1.810722.109

TRN-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
AIR FREIGHT & LOGISTICS - 26.5%
Air Freight & Logistics - 26.5%
C.H. Robinson Worldwide, Inc.	112,696	$ 6,607,366
Expeditors International of Washington, Inc.	25,000	1,086,000
FedEx Corp.	216,400	30,014,680
Hub Group, Inc. Class A (a)	190,200	7,157,226
Park-Ohio Holdings Corp. (a)	52,534	2,236,898
United Parcel Service, Inc. Class B	755,800	77,378,804
		124,480,974
AIRLINES - 20.5%
Airlines - 20.5%
Air Canada Class A (a)	160,700	1,140,832
Alaska Air Group, Inc.	39,600	3,078,504
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR	83,300	1,177,862
Dart Group PLC	730,417	2,734,813
Delta Air Lines, Inc.	1,274,902	36,946,660
Republic Airways Holdings, Inc. (a)	300,300	3,381,378
Southwest Airlines Co.	455,300	8,464,027
Spirit Airlines, Inc. (a)	293,359	13,456,377
U.S. Airways Group, Inc. (a)(d)	243,600	5,719,728
United Continental Holdings, Inc. (a)	520,636	20,434,963
		96,535,144
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Cosco International Holdings Ltd.	24,000	10,402
URS Corp.	39,600	2,058,012
		2,068,414
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Multi-Sector Holdings - 0.8%
Berkshire Hathaway, Inc. Class B (a)	31,600	3,682,348
MACHINERY - 1.4%
Construction & Farm Machinery & Heavy Trucks - 1.2%
ASL Marine Holdings Ltd.	1,310,200	678,563
Wabtec Corp.	71,100	4,905,900
		5,584,463
Industrial Machinery - 0.2%
Global Brass & Copper Holdings, Inc.	49,292	813,318
TOTAL MACHINERY		6,397,781

	Shares	Value
MARINE - 0.8%
Marine - 0.8%
Diana Shipping, Inc. (a)	25,100	$ 287,395
Kirby Corp. (a)	22,900	2,162,905
Matson, Inc.	55,600	1,391,668
		3,841,968
OIL, GAS & CONSUMABLE FUELS - 1.2%
Oil & Gas Storage & Transport - 1.2%
Scorpio Tankers, Inc.	508,233	5,834,515
ROAD & RAIL - 42.2%
Railroads - 28.0%
CSX Corp.	778,619	21,232,940
Genesee & Wyoming, Inc. Class A (a)	47,500	4,569,500
Norfolk Southern Corp.	237,100	20,791,299
Union Pacific Corp.	523,068	84,757,938
		131,351,677
Trucking - 14.2%
AMERCO	25,200	5,839,596
Arkansas Best Corp.	59,200	1,926,368
Con-way, Inc.	146,500	6,063,635
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	161,009
Class A	265,200	3,335,912
Hertz Global Holdings, Inc. (a)	73,200	1,775,832
J.B. Hunt Transport Services, Inc.	165,700	12,458,983
Landstar System, Inc.	137,000	7,689,810
Marten Transport Ltd.	240,100	4,665,143
Quality Distribution, Inc. (a)	621,426	7,600,040
Ryder System, Inc.	62,600	4,371,984
Swift Transporation Co. (a)(d)	340,100	7,873,315
Universal Truckload Services, Inc.	106,833	3,075,722
		66,837,349
TOTAL ROAD & RAIL		198,189,026
TRANSPORTATION INFRASTRUCTURE - 1.2%
Airport Services - 1.2%
BBA Aviation PLC	445,300	2,383,395
Macquarie Infrastructure Co. LLC	39,900	2,175,747
Wesco Aircraft Holdings, Inc. (a)	49,700	1,037,736
		5,596,878
TOTAL COMMON STOCKS (Cost $330,142,862)		446,627,048
Convertible Bonds - 0.2%
	Principal Amount	Value
MARINE - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $891,027)	$ 1,020,000	$ 990,675
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	24,604,569	24,604,569
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	11,762,875	11,762,875
TOTAL MONEY MARKET FUNDS (Cost $36,367,444)		36,367,444
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $367,401,333)		483,985,167
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(13,729,593)
NET ASSETS - 100%		$ 470,255,574
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,009 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,144
Fidelity Securities Lending Cash Central Fund	23,371
Total	$ 39,515
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 446,627,048	$ 446,627,048	$ -	$ -
Convertible Bonds	990,675	-	990,675	-
Money Market Funds	36,367,444	36,367,444	-	-
Total Investments in Securities:	$ 483,985,167	$ 482,994,492	$ 990,675	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $367,653,140. Net unrealized appreciation aggregated $116,332,027, of which $116,993,285 related to appreciated investment securities and $661,258 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2013

1.810725.109

GAS-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 32.0%
Oil & Gas Drilling - 8.4%
Ensco PLC Class A	647,500	$ 38,254,300
Nabors Industries Ltd.	527,600	8,731,780
Precision Drilling Corp.	418,700	3,886,999
Rowan Companies PLC (a)	227,600	7,879,512
		58,752,591
Oil & Gas Equipment & Services - 23.6%
Baker Hughes, Inc.	591,200	33,674,754
Halliburton Co.	653,602	34,431,753
National Oilwell Varco, Inc.	574,400	46,813,600
Schlumberger Ltd.	550,100	48,639,839
Trican Well Service Ltd.	168,900	2,003,710
		165,563,656
TOTAL ENERGY EQUIPMENT & SERVICES		224,316,247
GAS UTILITIES - 3.4%
Gas Utilities - 3.4%
National Fuel Gas Co.	25,850	1,744,358
ONEOK, Inc.	377,400	21,915,618
		23,659,976
MULTI-UTILITIES - 2.2%
Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	280,700	6,576,801
NiSource, Inc.	271,300	8,578,506
		15,155,307
OIL, GAS & CONSUMABLE FUELS - 59.8%
Integrated Oil & Gas - 9.9%
Hess Corp.	143,400	11,634,042
Husky Energy, Inc. (d)	642,100	18,130,665
Occidental Petroleum Corp.	157,000	14,908,720
Suncor Energy, Inc.	709,700	24,336,008
		69,009,435
Oil & Gas Exploration & Production - 39.0%
Anadarko Petroleum Corp.	347,200	30,838,304
Apache Corp.	54,133	4,952,628
Athabasca Oil Corp. (a)	686,100	4,185,979
Athlon Energy, Inc.	9,600	313,153
Bellatrix Exploration Ltd. (a)	577,200	3,853,072
Cabot Oil & Gas Corp.	679,700	23,415,665
Cimarex Energy Co.	108,000	10,214,640
Cobalt International Energy, Inc. (a)	68,350	1,519,421
ConocoPhillips Co.	236,400	17,209,920
Crown Point Energy, Inc. (a)(e)	181,658	73,546
Devon Energy Corp.	565,046	34,253,089
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp. (d)	2,055,500	39,325,638
Energy XXI (Bermuda) Ltd.	138,300	3,756,228
EOG Resources, Inc.	101,285	16,712,025

	Shares	Value
Lekoil Ltd. (a)	3,246,900	$ 3,779,957
Lightstream Resources Ltd. (d)	412,493	2,163,248
Marathon Oil Corp.	684,500	24,669,380
Newfield Exploration Co. (a)	282,200	7,929,820
Painted Pony Petroleum Ltd. (a)	267,200	1,620,156
Paramount Resources Ltd. Class A (a)	126,300	4,332,086
PDC Energy, Inc. (a)	79,300	4,671,563
Resolute Energy Corp. (a)	734,300	6,616,043
Talisman Energy, Inc.	1,582,600	18,521,531
Tourmaline Oil Corp. (a)	58,000	2,293,569
Ultra Petroleum Corp. (a)(d)	286,900	5,872,843
		273,093,504
Oil & Gas Refining & Marketing - 3.8%
Dynagas LNG Partners LP (a)	141,700	2,656,875
Marathon Petroleum Corp.	86,400	7,148,736
Phillips 66 Co.	244,600	17,026,606
		26,832,217
Oil & Gas Storage & Transport - 7.1%
Cheniere Energy, Inc. (a)	177,500	7,027,225
Spectra Energy Corp.	705,100	23,656,105
StealthGas, Inc. (a)	302,100	3,709,788
The Williams Companies, Inc.	74,499	2,623,855
TransCanada Corp. (d)	280,100	12,355,414
		49,372,387
TOTAL OIL, GAS & CONSUMABLE FUELS		418,307,543
TOTAL COMMON STOCKS (Cost $648,473,672)		681,439,073
Convertible Bonds - 0.1%
Principal Amount
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Exploration & Production - 0.1%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $595,500)	$ 600,000	596,250
Money Market Funds - 10.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	15,383,913	$ 15,383,913
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	57,891,826	57,891,826
TOTAL MONEY MARKET FUNDS (Cost $73,275,739)		73,275,739
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $722,344,911)		755,311,062
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(55,496,310)
NET ASSETS - 100%		$ 699,814,752
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,546 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,600
Fidelity Securities Lending Cash Central Fund	275,451
Total	$ 289,051
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 681,439,073	$ 681,439,073	$ -	$ -
Convertible Bonds	596,250	-	596,250	-
Money Market Funds	73,275,739	73,275,739	-	-
Total Investments in Securities:	$ 755,311,062	$ 754,714,812	$ 596,250	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $723,040,614. Net unrealized appreciation aggregated $32,270,448, of which $49,116,273 related to appreciated investment securities and $16,845,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2013

1.810716.109

NAT-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 1.7%
Commodity Chemicals - 0.5%
LyondellBasell Industries NV Class A	71,300	$ 5,502,934
Fertilizers & Agricultural Chemicals - 1.2%
Monsanto Co.	103,800	11,763,654
TOTAL CHEMICALS		17,266,588
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
URS Corp.	48,800	2,536,136
CONTAINERS & PACKAGING - 2.5%
Metal & Glass Containers - 1.2%
Ball Corp.	241,700	12,080,166
Paper Packaging - 1.3%
Rock-Tenn Co. Class A	146,400	13,823,088
TOTAL CONTAINERS & PACKAGING		25,903,254
ENERGY EQUIPMENT & SERVICES - 22.1%
Oil & Gas Drilling - 1.7%
Ensco PLC Class A	175,200	10,350,816
Northern Offshore Ltd.	941,800	1,390,139
Odfjell Drilling A/S	389,600	2,605,276
Vantage Drilling Co. (a)	1,205,100	2,253,537
Xtreme Drilling & Coil Services Corp. (a)	317,300	1,030,680
		17,630,448
Oil & Gas Equipment & Services - 20.4%
Baker Hughes, Inc.	54,300	3,092,928
Cameron International Corp. (a)	292,800	16,218,192
Core Laboratories NV	52,300	9,525,922
FMC Technologies, Inc. (a)	308,100	14,819,610
Forum Energy Technologies, Inc. (a)	228,100	6,160,981
Halliburton Co.	801,900	42,244,092
National Oilwell Varco, Inc.	645,858	52,637,427
Oceaneering International, Inc.	38,600	2,979,534
Schlumberger Ltd.	676,292	59,797,739
Total Energy Services, Inc.	100,000	1,771,020
		209,247,445
TOTAL ENERGY EQUIPMENT & SERVICES		226,877,893
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Atlantic Power Corp.	50,000	185,000
METALS & MINING - 7.7%
Diversified Metals & Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc.	302,100	10,479,849
Teck Resources Ltd. Class B (sub. vtg.)	210,700	5,072,591

	Shares	Value
Turquoise Hill Resources Ltd. (a)(d)	218,025	$ 890,903
U.S. Silica Holdings, Inc.	34,300	1,183,693
		17,627,036
Gold - 5.4%
AngloGold Ashanti Ltd. sponsored ADR	196,700	2,673,153
Barrick Gold Corp.	267,900	4,441,878
Franco-Nevada Corp.	274,300	11,004,541
Gold Fields Ltd. sponsored ADR	1,414,800	5,673,348
Goldcorp, Inc.	276,300	6,152,429
Harmony Gold Mining Co. Ltd. sponsored ADR	530,400	1,511,640
IAMGOLD Corp.	508,200	2,224,960
Kinross Gold Corp.	295,867	1,390,054
Newmont Mining Corp.	216,800	5,383,144
Randgold Resources Ltd. sponsored ADR	134,100	9,487,575
Royal Gold, Inc.	37,600	1,695,384
Yamana Gold, Inc.	416,600	3,738,064
		55,376,170
Precious Metals & Minerals - 0.6%
Pan American Silver Corp. (d)	128,600	1,373,057
Silver Wheaton Corp.	212,600	4,439,759
		5,812,816
TOTAL METALS & MINING		78,816,022
OIL, GAS & CONSUMABLE FUELS - 63.0%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	138,900	927,852
Peabody Energy Corp.	884,500	16,097,900
		17,025,752
Integrated Oil & Gas - 11.9%
Chevron Corp.	361,100	44,213,084
Hess Corp.	197,000	15,982,610
InterOil Corp. (a)(d)	33,200	2,934,880
Occidental Petroleum Corp.	265,300	25,192,888
Suncor Energy, Inc.	974,700	33,423,005
		121,746,467
Oil & Gas Exploration & Production - 40.8%
Anadarko Petroleum Corp.	566,000	50,272,120
Bankers Petroleum Ltd. (a)	1,330,000	4,971,377
Bonanza Creek Energy, Inc. (a)	162,600	7,458,462
BPZ Energy, Inc. (a)	500,300	1,050,630
Cabot Oil & Gas Corp.	576,000	19,843,200
Cimarex Energy Co.	316,400	29,925,112
Cobalt International Energy, Inc. (a)	494,900	11,001,627
ConocoPhillips Co.	614,100	44,706,480
Continental Resources, Inc. (a)(d)	164,900	17,728,399
Emerald Oil, Inc. (a)	82,600	599,676
Energen Corp.	24,400	1,760,948
EOG Resources, Inc.	427,400	70,521,001
EPL Oil & Gas, Inc. (a)	76,440	2,190,006
EQT Corp.	172,200	14,655,942
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Gulfport Energy Corp. (a)	79,100	$ 4,621,813
Halcon Resources Corp. (a)	570,000	2,285,700
Kodiak Oil & Gas Corp. (a)	840,800	9,534,672
Laredo Petroleum Holdings, Inc. (a)	286,100	7,721,839
Murphy Oil Corp.	71,700	4,655,481
Newfield Exploration Co. (a)	36,200	1,017,220
Noble Energy, Inc.	523,000	36,735,520
Northern Oil & Gas, Inc. (a)(d)	341,095	5,440,465
Oasis Petroleum, Inc. (a)	33,700	1,554,581
PDC Energy, Inc. (a)	150,200	8,848,282
Pioneer Natural Resources Co.	124,000	22,041,000
Range Resources Corp.	16,000	1,242,400
Rex Energy Corp. (a)	78,300	1,501,794
Rosetta Resources, Inc. (a)	60,900	3,079,713
Sanchez Energy Corp. (a)(d)	105,100	2,697,917
SM Energy Co.	160,400	14,137,656
Synergy Resources Corp. (a)	106,100	1,001,584
TAG Oil Ltd. (a)	144,000	469,108
Tullow Oil PLC	71,200	1,013,317
Whiting Petroleum Corp. (a)	199,400	12,043,760
		418,328,802
Oil & Gas Refining & Marketing - 2.0%
Marathon Petroleum Corp.	170,100	14,074,074
Phillips 66 Co.	72,300	5,032,803
Tesoro Corp.	18,300	1,072,929
		20,179,806
Oil & Gas Storage & Transport - 6.7%
Access Midstream Partners LP	217,700	12,228,209
Atlas Pipeline Partners LP	183,900	6,429,144
Magellan Midstream Partners LP	103,700	6,443,918
Markwest Energy Partners LP	69,400	4,793,458
MPLX LP	58,800	2,241,456
Phillips 66 Partners LP	88,300	2,908,602
Spectra Energy Corp.	154,400	5,180,120
Targa Resources Corp.	71,100	5,765,499

	Shares	Value
Tesoro Logistics LP	110,400	$ 5,658,000
The Williams Companies, Inc.	479,000	16,870,380
		68,518,786
TOTAL OIL, GAS & CONSUMABLE FUELS		645,799,613
PAPER & FOREST PRODUCTS - 1.4%
Paper Products - 1.4%
International Paper Co.	309,100	14,419,515
TOTAL COMMON STOCKS (Cost $927,466,168)		1,011,804,021
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.10% (b)	15,890,255	15,890,255
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	28,874,690	28,874,690
TOTAL MONEY MARKET FUNDS (Cost $44,764,945)		44,764,945
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $972,231,113)		1,056,568,966
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(31,252,397)
NET ASSETS - 100%		$ 1,025,316,569
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,807
Fidelity Securities Lending Cash Central Fund	507,736
Total	$ 521,543
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $975,055,801. Net unrealized appreciation aggregated $81,513,165, of which $147,733,228 related to appreciated investment securities and $66,220,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

November 30, 2013

1.810678.109

CYC-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AEROSPACE & DEFENSE - 16.0%
Aerospace & Defense - 16.0%
Honeywell International, Inc.	539,029	$ 47,709,457
Precision Castparts Corp.	127,831	33,037,922
Teledyne Technologies, Inc. (a)	219,300	20,335,689
Textron, Inc.	203,200	6,752,336
Triumph Group, Inc.	27,124	2,005,549
United Technologies Corp.	785,021	87,027,428
		196,868,381
AIR FREIGHT & LOGISTICS - 3.9%
Air Freight & Logistics - 3.9%
FedEx Corp.	344,975	47,848,033
AUTO COMPONENTS - 1.9%
Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	467,977	23,637,518
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
A.O. Smith Corp.	380,744	20,617,288
Aspen Aerogels, Inc. warrants 3/28/23 (a)(c)	4,617,874	46
Lennox International, Inc.	44,328	3,652,627
		24,269,961
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Support Services - 0.5%
Iron Mountain, Inc.	195,908	5,508,933
Environmental & Facility Services - 2.0%
Stericycle, Inc. (a)	94,891	11,147,795
Waste Connections, Inc.	317,113	13,933,945
		25,081,740
TOTAL COMMERCIAL SERVICES & SUPPLIES		30,590,673
CONSTRUCTION & ENGINEERING - 4.0%
Construction & Engineering - 4.0%
Chicago Bridge & Iron Co. NV	76,265	5,848,000
EMCOR Group, Inc.	385,082	15,299,308
KBR, Inc.	167,300	5,659,759
URS Corp.	425,307	22,103,205
		48,910,272
ELECTRICAL EQUIPMENT - 7.7%
Electrical Components & Equipment - 7.7%
AMETEK, Inc.	244,912	12,054,569
Eaton Corp. PLC	401,849	29,198,348
Generac Holdings, Inc.	221,410	11,792,297
Hubbell, Inc. Class B	194,058	20,940,799
Rockwell Automation, Inc.	174,900	19,865,142
		93,851,155

	Shares	Value
INDUSTRIAL CONGLOMERATES - 16.9%
Industrial Conglomerates - 16.9%
Danaher Corp.	887,041	$ 66,350,667
General Electric Co.	5,282,924	140,842,749
		207,193,416
MACHINERY - 26.7%
Construction & Farm Machinery & Heavy Trucks - 11.1%
Caterpillar, Inc.	506,196	42,824,182
Cummins, Inc.	211,178	27,951,520
Manitowoc Co., Inc.	1,139,392	23,460,081
Oshkosh Truck Corp.	166,882	8,135,498
Toro Co.	206,003	12,712,445
Wabtec Corp.	312,620	21,570,780
		136,654,506
Industrial Machinery - 15.6%
Dover Corp.	187,508	17,014,476
GEA Group AG	263,046	12,261,530
Global Brass & Copper Holdings, Inc.	142,477	2,350,871
Graco, Inc.	178,513	13,786,559
Harsco Corp.	368,852	9,645,480
IDEX Corp.	212,298	15,143,216
Ingersoll-Rand PLC	37,128	2,651,682
ITT Corp.	319,560	13,044,439
Pall Corp.	205,129	17,169,297
Parker Hannifin Corp.	178,837	21,074,152
Pentair Ltd.	278,112	19,668,081
Timken Co.	243,012	12,578,301
TriMas Corp. (a)	259,241	9,483,036
Valmont Industries, Inc.	174,938	25,315,278
		191,186,398
TOTAL MACHINERY		327,840,904
PROFESSIONAL SERVICES - 7.9%
Human Resource & Employment Services - 1.8%
Towers Watson & Co.	192,874	21,717,612
Research & Consulting Services - 6.1%
Dun & Bradstreet Corp.	204,780	23,928,543
Huron Consulting Group, Inc. (a)	2,508	149,076
Nielsen Holdings B.V.	713,273	30,784,863
Verisk Analytics, Inc. (a)	307,050	19,992,026
		74,854,508
TOTAL PROFESSIONAL SERVICES		96,572,120
ROAD & RAIL - 5.1%
Railroads - 3.7%
Union Pacific Corp.	278,965	45,203,489
Trucking - 1.4%
J.B. Hunt Transport Services, Inc.	225,851	16,981,737
TOTAL ROAD & RAIL		62,185,226
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.8%
Trading Companies & Distributors - 3.8%
MRC Global, Inc. (a)	55,691	$ 1,703,588
W.W. Grainger, Inc.	56,650	14,611,168
Watsco, Inc.	111,515	10,700,979
WESCO International, Inc. (a)	233,988	20,118,288
		47,134,023
TOTAL COMMON STOCKS (Cost $892,671,757)		1,206,901,682
Convertible Bonds - 0.2%
	Principal Amount
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,336,292	1,336,292
8% 12/6/14 (c)	1,456,502	1,456,502
8% 3/28/16 (c)	119,403	119,403
(Cost $2,912,151)		2,912,197
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $17,520,787)	17,520,787	17,520,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $913,104,695)		1,227,334,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,456)
NET ASSETS - 100%		$ 1,227,135,210
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,912,243 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 46
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 1,336,292
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 1,456,502
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13	$ 119,357
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,431
Fidelity Securities Lending Cash Central Fund	13,037
Total	$ 30,468
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,206,901,682	$ 1,206,901,636	$ -	$ 46
Convertible Bonds	2,912,197	-	-	2,912,197
Money Market Funds	17,520,787	17,520,787	-	-
Total Investments in Securities:	$ 1,227,334,666	$ 1,224,422,423	$ -	$ 2,912,243
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $914,472,772. Net unrealized appreciation aggregated $312,861,894, of which $314,300,962 related to appreciated investment securities and $1,439,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

November 30, 2013

1.810704.109

ENV-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Energy Efficiency - 30.6%
Buildings Energy Efficiency - 11.3%
Cree, Inc. (a)(d)	24,300	$ 1,355,940
Ingersoll-Rand PLC	52,200	3,728,124
Johnson Controls, Inc.	69,700	3,520,547
Owens Corning (a)	27,000	1,057,320
Zumtobel AG	28,000	441,338
TOTAL BUILDINGS ENERGY EFFICIENCY		10,103,269
Diversified Energy Efficiency - 1.0%
Corning, Inc.	52,900	903,532
Industrial Energy Efficiency - 1.1%
ON Semiconductor Corp. (a)	134,000	950,060
Power Network Efficiency - 16.7%
Eaton Corp. PLC	56,800	4,127,088
Emerson Electric Co.	94,000	6,297,060
Hubbell, Inc. Class B	28,000	3,021,480
Itron, Inc. (a)	13,700	580,195
Quanta Services, Inc. (a)	29,400	870,534
TOTAL POWER NETWORK EFFICIENCY		14,896,357
Transport Energy Efficiency - 0.5%
Delphi Automotive PLC	7,300	427,415
TOTAL ENERGY EFFICIENCY		27,280,633
Environmental Support Services - 14.3%
Diversified Environmental - 10.7%
3M Co.	14,000	1,869,140
Air Products & Chemicals, Inc.	41,200	4,483,796
Parker Hannifin Corp.	27,200	3,205,248
TOTAL DIVERSIFIED ENVIRONMENTAL		9,558,184
Environmental Consultancies - 3.6%
AECOM Technology Corp. (a)	20,700	601,542
Jacobs Engineering Group, Inc. (a)	36,700	2,193,559
Tetra Tech, Inc. (a)	13,000	371,670
TOTAL ENVIRONMENTAL CONSULTANCIES		3,166,771
TOTAL ENVIRONMENTAL SUPPORT SERVICES		12,724,955
Pollution Control - 2.7%
Pollution Control Solutions - 2.7%
Cummins, Inc.	6,600	873,576
Tenneco, Inc. (a)	26,100	1,498,140
TOTAL POLLUTION CONTROL SOLUTIONS		2,371,716

	Shares	Value
Renewable & Alternative Energy - 13.1%
Biofuels - 0.3%
Amyris, Inc. (a)(d)	106,700	$ 296,626
Renewable Energy Developers and Independent Power Producers (IPPs) - 9.7%
Bunge Ltd.	20,400	1,634,448
Covanta Holding Corp.	92,100	1,648,590
EDP Renovaveis SA	151,619	810,482
Empresa Nacional de Electricidad SA sponsored ADR (d)	12,300	538,494
Iberdrola SA	633,020	4,032,372
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs)		8,664,386
Solar Energy Generation Equipment - 3.1%
First Solar, Inc. (a)	10,800	646,056
GT Advanced Technologies, Inc. (a)(d)	89,200	875,052
SolarCity Corp. (d)	8,800	460,064
SunEdison, Inc. (a)	58,500	743,535
TOTAL SOLAR ENERGY GENERATION EQUIPMENT		2,724,707
TOTAL RENEWABLE & ALTERNATIVE ENERGY		11,685,719
Waste Management & Technologies - 13.7%
General Waste Management - 5.2%
Republic Services, Inc.	100,300	3,501,473
Waste Connections, Inc.	25,200	1,107,288
TOTAL GENERAL WASTE MANAGEMENT		4,608,761
Hazardous Waste Management - 5.9%
Clean Harbors, Inc. (a)	20,000	1,055,400
Stericycle, Inc. (a)	29,400	3,453,912
U.S. Ecology, Inc.	19,300	742,664
TOTAL HAZARDOUS WASTE MANAGEMENT		5,251,976
Recycling and Value Added Waste Processing - 2.6%
Commercial Metals Co.	59,400	1,153,548
Interface, Inc.	29,400	589,470
Schnitzer Steel Industries, Inc. Class A	19,100	585,129
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		2,328,147
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		12,188,884
Water Infrastructure & Technologies - 24.4%
Water Infrastructure - 6.8%
Aegion Corp. (a)	48,000	1,044,960
Pentair Ltd.	49,100	3,472,352
Xylem, Inc.	45,300	1,565,568
TOTAL WATER INFRASTRUCTURE		6,082,880
Common Stocks - continued
	Shares	Value
Water Infrastructure & Technologies - continued
Water Treatment Equipment - 17.6%
Ashland, Inc.	40,000	$ 3,643,200
Danaher Corp.	100,000	7,480,000
Ecolab, Inc.	42,100	4,511,857
TOTAL WATER TREATMENT EQUIPMENT		15,635,057
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		21,717,937
TOTAL COMMON STOCKS (Cost $66,884,516)		87,969,844
Convertible Bonds - 0.4%
	Principal Amount
Energy Efficiency - 0.4%
Buildings Energy Efficiency - 0.4%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $312,414)	$ 312,414	312,414
Cash Equivalents - 3.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	783,842	783,842
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,655,950	2,655,950
TOTAL CASH EQUIVALENTS (Cost $3,439,792)		3,439,792
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $70,636,722)		91,722,050
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(2,721,115)
NET ASSETS - 100%		$ 89,000,935
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $312,414 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 312,414
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,410
Fidelity Securities Lending Cash Central Fund	23,690
Total	$ 25,100
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 87,969,844	$ 87,969,844	$ -	$ -
Convertible Bonds	312,414	-	-	312,414
Money Market Funds	3,439,792	3,439,792	-	-
Total Investments in Securities:	$ 91,722,050	$ 91,409,636	$ -	$ 312,414
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $71,423,604. Net unrealized appreciation aggregated $20,298,446, of which $23,488,375 related to appreciated investment securities and $3,189,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

November 30, 2013

1.810692.109

CPR-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AUTO COMPONENTS - 2.7%
Auto Parts & Equipment - 2.7%
Delphi Automotive PLC	276,093	$ 16,165,245
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Diversified Support Services - 1.6%
KAR Auction Services, Inc.	341,676	9,426,841
DISTRIBUTORS - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	198,828	6,591,148
HOTELS, RESTAURANTS & LEISURE - 10.7%
Hotels, Resorts & Cruise Lines - 1.9%
Wyndham Worldwide Corp.	163,204	11,703,359
Restaurants - 8.8%
Bloomin' Brands, Inc. (a)	288,658	7,562,840
Burger King Worldwide, Inc.	114,800	2,432,612
Panera Bread Co. Class A (a)	62,654	11,082,866
Texas Roadhouse, Inc. Class A	224,938	6,293,765
Yum! Brands, Inc.	325,193	25,260,992
		52,633,075
TOTAL HOTELS, RESTAURANTS & LEISURE		64,336,434
HOUSEHOLD DURABLES - 3.5%
Homebuilding - 1.8%
NVR, Inc. (a)	10,900	10,572,782
Housewares & Specialties - 1.7%
Jarden Corp. (a)	184,061	10,351,591
TOTAL HOUSEHOLD DURABLES		20,924,373
INTERNET & CATALOG RETAIL - 6.3%
Internet Retail - 6.3%
Liberty Media Corp.:
Interactive Series A (a)	493,947	13,870,032
Series A (a)	59,304	7,208,401
priceline.com, Inc. (a)	14,118	16,833,315
		37,911,748
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
eBay, Inc. (a)	24,475	1,236,477
LEISURE EQUIPMENT & PRODUCTS - 1.5%
Leisure Products - 1.5%
Brunswick Corp.	191,749	8,762,929
MEDIA - 22.3%
Broadcasting - 3.6%
Discovery Communications, Inc. Class A (a)	132,133	11,531,247
Liberty Media Corp. Class A (a)	65,960	10,122,222
		21,653,469

	Shares	Value
Cable & Satellite - 6.0%
DIRECTV (a)	274,337	$ 18,136,419
Liberty Global PLC Class A (a)	203,541	17,465,853
		35,602,272
Movies & Entertainment - 12.7%
The Walt Disney Co.	476,947	33,643,838
Time Warner, Inc.	275,705	18,116,576
Twenty-First Century Fox, Inc. Class A	726,789	24,340,164
		76,100,578
TOTAL MEDIA		133,356,319
MULTILINE RETAIL - 7.7%
General Merchandise Stores - 7.7%
Dollar General Corp. (a)	302,141	17,203,909
Dollar Tree, Inc. (a)	250,314	13,929,974
Target Corp.	232,300	14,850,939
		45,984,822
SPECIALTY RETAIL - 28.2%
Apparel Retail - 9.8%
Abercrombie & Fitch Co. Class A (d)	128,250	4,396,410
Foot Locker, Inc.	323,996	12,600,204
L Brands, Inc.	194,098	12,614,429
Ross Stores, Inc.	156,672	11,979,141
TJX Companies, Inc.	273,795	17,216,230
		58,806,414
Automotive Retail - 3.9%
AutoZone, Inc. (a)	27,598	12,739,237
O'Reilly Automotive, Inc. (a)	83,221	10,399,296
		23,138,533
Home Improvement Retail - 3.7%
Lowe's Companies, Inc.	464,047	22,032,952
Homefurnishing Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	65,031	5,074,369
Williams-Sonoma, Inc.	171,873	10,161,132
		15,235,501
Specialty Stores - 8.2%
Cabela's, Inc. Class A (a)	98,175	6,013,219
Dick's Sporting Goods, Inc.	246,457	13,929,750
PetSmart, Inc.	150,471	11,151,406
Sally Beauty Holdings, Inc. (a)	382,470	10,762,706
Vitamin Shoppe, Inc. (a)	138,050	7,491,974
		49,349,055
TOTAL SPECIALTY RETAIL		168,562,455
TEXTILES, APPAREL & LUXURY GOODS - 12.1%
Apparel, Accessories & Luxury Goods - 7.5%
PVH Corp.	92,952	12,448,132
Ralph Lauren Corp.	66,830	11,710,621
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Swatch Group AG (Bearer) (Reg.)	67,944	$ 7,593,477
VF Corp.	56,688	13,297,871
		45,050,101
Footwear - 4.6%
NIKE, Inc. Class B	213,546	16,900,030
Wolverine World Wide, Inc.	327,010	10,761,899
		27,661,929
TOTAL TEXTILES, APPAREL & LUXURY GOODS		72,712,030
TOTAL COMMON STOCKS (Cost $456,972,983)		585,970,821
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (b)	15,192,078	15,192,078
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	874,200	874,200
TOTAL MONEY MARKET FUNDS (Cost $16,066,278)		16,066,278
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $473,039,261)		602,037,099
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,352,282)
NET ASSETS - 100%		$ 598,684,817
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,267
Fidelity Securities Lending Cash Central Fund	35,272
Total	$ 42,539
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $475,086,803. Net unrealized appreciation aggregated $126,950,296, of which $129,740,093 related to appreciated investment securities and $2,789,797 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

November 30, 2013

1.810680.109

DEV-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 87.5%
Communications Equipment - 87.5%
ADVA Optical Networking SE (a)	282,083	$ 1,487,182
Alcatel-Lucent SA sponsored ADR (d)	2,426,843	10,459,693
Anaren, Inc. (a)	59,200	1,651,088
Aruba Networks, Inc. (a)	295,423	5,270,346
BlackBerry Ltd. (a)(d)	484,500	3,066,884
Brocade Communications Systems, Inc. (a)	601,841	5,290,182
Cisco Systems, Inc.	2,274,976	48,343,241
Comtech Telecommunications Corp.	41,900	1,346,666
F5 Networks, Inc. (a)	149,035	12,259,619
Infinera Corp. (a)(d)	60,600	563,580
InterDigital, Inc. (d)	58,600	1,985,954
Ixia (a)	54,800	711,852
Juniper Networks, Inc. (a)	809,712	16,412,862
Motorola Solutions, Inc.	85,281	5,618,312
NETGEAR, Inc. (a)	152,850	4,908,014
Nokia Corp. sponsored ADR (a)(d)	1,532,330	12,350,580
Oclaro, Inc. (a)(d)	236,700	534,942
Palo Alto Networks, Inc. (a)	55,300	2,762,235
Plantronics, Inc.	89,100	3,985,443
Polycom, Inc. (a)	782,863	8,415,777
QUALCOMM, Inc.	590,619	43,457,746
Radware Ltd. (a)	230,000	3,910,000
Riverbed Technology, Inc. (a)	471,842	8,162,867
Sonus Networks, Inc. (a)	808,200	2,351,862
Spirent Communications PLC	868,300	1,540,146
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	906,780	11,343,818
Wi-Lan, Inc. (d)	405,400	1,304,850
		219,495,741
COMPUTERS & PERIPHERALS - 1.8%
Computer Hardware - 1.8%
Apple, Inc.	5,000	2,780,350
Super Micro Computer, Inc. (a)	113,700	1,805,556
		4,585,906
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	23,100	1,185,954
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Vocera Communications, Inc. (a)	44,700	794,319
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Equinix, Inc. (a)	8,800	1,414,160

	Shares	Value
Google, Inc. Class A (a)	1,200	$ 1,271,508
Rackspace Hosting, Inc. (a)	14,900	569,329
		3,254,997
IT SERVICES - 1.6%
IT Consulting & Other Services - 1.6%
Amdocs Ltd.	97,700	3,952,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
Semiconductors - 3.3%
Altera Corp.	142,200	4,585,950
Broadcom Corp. Class A	132,200	3,528,418
		8,114,368
SOFTWARE - 1.0%
Application Software - 0.5%
Citrix Systems, Inc. (a)	20,800	1,233,856
Systems Software - 0.5%
Rovi Corp. (a)	69,100	1,271,440
TOTAL SOFTWARE		2,505,296
TOTAL COMMON STOCKS (Cost $234,209,886)		243,889,523
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.10% (b)	6,499,601	6,499,601
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,896,505	5,896,505
TOTAL MONEY MARKET FUNDS (Cost $12,396,106)		12,396,106
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $246,605,992)		256,285,629
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(5,502,614)
NET ASSETS - 100%		$ 250,783,015
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,460
Fidelity Securities Lending Cash Central Fund	292,475
Total	$ 299,935
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $250,640,955. Net unrealized appreciation aggregated $5,644,674, of which $27,876,554 related to appreciated investment securities and $22,231,880 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2013

1.810702.109

WIR-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.5%
Aerospace & Defense - 0.5%
Kratos Defense & Security Solutions, Inc. (a)	217,700	$ 1,456,413
COMMUNICATIONS EQUIPMENT - 21.3%
Communications Equipment - 21.3%
Aruba Networks, Inc. (a)	136,584	2,436,659
BlackBerry Ltd. (a)	401,800	2,543,393
Globecomm Systems, Inc. (a)	66,400	936,904
Harris Corp.	22,100	1,425,671
InterDigital, Inc. (d)	44,300	1,501,327
Motorola Solutions, Inc.	75,468	4,971,832
Nokia Corp. sponsored ADR (a)	1,869,200	15,065,752
QUALCOMM, Inc.	381,150	28,045,017
Sierra Wireless, Inc. (a)	36,900	706,710
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	181,900	2,275,569
ViaSat, Inc. (a)	15,100	908,567
		60,817,401
COMPUTERS & PERIPHERALS - 1.5%
Computer Hardware - 1.5%
Apple, Inc.	7,900	4,392,953
DIVERSIFIED TELECOMMUNICATION SERVICES - 11.6%
Alternative Carriers - 0.3%
Towerstream Corp. (a)	334,423	782,550
Integrated Telecommunication Services - 11.3%
AT&T, Inc.	321,300	11,312,973
Telefonica SA sponsored ADR (d)	126,411	2,076,933
Verizon Communications, Inc.	382,000	18,954,840
		32,344,746
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		33,127,296
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Manufacturing Services - 0.5%
Neonode, Inc. (a)(d)	236,500	1,497,045
INTERNET SOFTWARE & SERVICES - 5.7%
Internet Software & Services - 5.7%
Global Eagle Entertainment, Inc. (a)	24,200	371,470
Google, Inc. Class A (a)	10,400	11,019,736
Web.com Group, Inc. (a)	105,800	3,020,590
Yahoo!, Inc. (a)	45,400	1,678,892
		16,090,688
IT SERVICES - 3.9%
IT Consulting & Other Services - 3.9%
Amdocs Ltd.	40,700	1,646,722
Cognizant Technology Solutions Corp. Class A (a)	101,100	9,492,279
		11,139,001

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 10.5%
Specialized REITs - 10.5%
American Tower Corp.	383,092	$ 29,793,065
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Semiconductors - 2.1%
RF Micro Devices, Inc. (a)	536,900	2,834,832
Samsung Electronics Co. Ltd.	2,181	3,079,175
		5,914,007
SOFTWARE - 4.0%
Application Software - 4.0%
Gameloft Se (a)	346,462	3,653,195
Synchronoss Technologies, Inc. (a)	141,100	4,477,103
Tangoe, Inc. (a)	208,700	3,284,938
		11,415,236
WIRELESS TELECOMMUNICATION SERVICES - 37.3%
Wireless Telecommunication Services - 37.3%
America Movil S.A.B. de CV Series L sponsored ADR	104,100	2,419,284
China Mobile Ltd. sponsored ADR (d)	84,200	4,567,008
Crown Castle International Corp. (a)	184,400	13,688,012
Leap Wireless International, Inc. (a)	150,900	2,506,449
NII Holdings, Inc. (a)(d)	478,100	1,214,374
NTELOS Holdings Corp.	45,600	976,296
NTT DoCoMo, Inc. sponsored ADR (d)	151,200	2,429,784
Rogers Communications, Inc. Class B (non-vtg.) (d)	228,800	10,264,831
SBA Communications Corp. Class A (a)	164,300	13,993,431
Shenandoah Telecommunications Co.	1,300	32,474
Sprint Corp. (a)	714,633	5,995,771
T-Mobile U.S., Inc. (a)	347,975	9,050,830
Telephone & Data Systems, Inc.	101,014	2,809,199
U.S. Cellular Corp.	28,200	1,251,234
U.S.A. Mobility, Inc.	61,900	909,311
Vodafone Group PLC sponsored ADR	924,000	34,271,159
		106,379,447
TOTAL COMMON STOCKS (Cost $214,895,190)		282,022,552
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	479	$ 479
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	10,144,473	10,144,473
TOTAL MONEY MARKET FUNDS (Cost $10,144,952)		10,144,952
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $225,040,142)		292,167,504
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(6,893,734)
NET ASSETS - 100%		$ 285,273,770
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,685
Fidelity Securities Lending Cash Central Fund	180,940
Total	$ 184,625
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $226,388,850. Net unrealized appreciation aggregated $65,778,654, of which $72,178,918 related to appreciated investment securities and $6,400,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014